AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 1997

                                                       REGISTRATION NO. 33-6486
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      PRE-EFFECTIVE AMENDMENT NO.    [_]
                      POST-EFFECTIVE AMENDMENT NO. 13 [X]
                                    AND/OR
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                               AMENDMENT NO. 16

                                ---------------

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                320 PARK AVENUE
                           NEW YORK, NEW YORK 10022
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE INCLUDING ZIP CODE)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 224-1600

                             DOLORES J. MORRISSEY
                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                                320 PARK AVENUE
                           NEW YORK, NEW YORK 10022
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  COPIES TO:
      STANLEY M. LENKOWICZ, ESQ.               ROBERT S. SCHNEIDER, ESQ.
       SENIOR VICE PRESIDENT &                     GRAHAM & JAMES LLP
        DEPUTY GENERAL COUNSEL                      885 THIRD AVENUE
   MUTUAL OF AMERICA LIFE INSURANCE             NEW YORK, NEW YORK 10022
               COMPANY
           320 PARK AVENUE
       NEW YORK, NEW YORK 10022

  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.

                                ---------------

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
SPACE)
            immediately upon filing pursuant to paragraph (b)
    ---

    ---     on (date) pursuant to paragraph (b)

            60 days after filing pursuant to paragraph (a)(1)

    ---

     X      on May 1, 1997 pursuant to paragraph (a)(1)
    ---

    ---     75 days after filing pursuant to paragraph (a)(2)

    ---     on (date) pursuant to paragraph (a)(2) of Rule 485

  THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WILL BE FILED ON FEBRUARY 28, 1997.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                   MUTUAL OF AMERICA INVESTMENT CORPORATION

Principal Office Located at:
320 Park Avenue, New York, New York 10022


Mutual of America Investment Corporation (the "Investment Company") is a mutual fund. It issues eight series of common stock representing, respectively, the Money Market Fund, the All America Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Equity Index Fund, the Aggressive Equity Fund and the Composite Fund.

Shares of the Funds are presently sold only to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and The American Life Insurance Company of New York ("American Life"), an indirect, wholly-owned subsidiary of Mutual of America Life, as a funding medium for variable annuity contracts and variable life insurance contracts issued by the companies. Mutual of America Life and American Life are referred to as the "Insurance Companies" and each, an "Insurance Company". The separate accounts of the Insurance Companies are referred to as the "Separate Accounts" and each, a "Separate Account". The variable annuity and variable life insurance contracts issued by the Insurance Companies are referred to as the "Contracts" and each, a "Contract". Each of the Insurance Companies has its principal offices at 320 Park Avenue, New York 10022.

This Prospectus describes in detail the investment objectives and policies of the eight Funds and sets forth information about the Investment Company that you ought to know before investing in the Investment Company. Investments in the Money Market Fund (and in the other Funds of the Investment Company) are neither insured nor guaranteed by the U.S. Government.

A Statement of Additional Information dated May 1, 1997 has been filed with the Securities and Exchange Commission. This Statement of Additional Information is incorporated by reference into this Prospectus and is available at no charge by writing Mutual of America Investment Corporation at the above address. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

-------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

 This Prospectus should be read carefully and retained for further reference.

                              -------------------

                         Prospectus dated May 1, 1997

                              -------------------

                             FINANCIAL HIGHLIGHTS

Income and capital changes per share for a Fund share outstanding throughout each of the ten years during the period ended December 31, 1996, or since the Fund's inception date if in existence less than ten years, and other supplementary data with respect to the Funds are as follows. The information for each of the years in the five year period ended December 31, 1996 has been audited by the Fund's independent auditors, Arthur Andersen LLP. The financial statements of the Investment Company, along with the report of Arthur Andersen LLP thereon, are in the Statement of Additional Information. Information for each of the five prior years in the period ended December 31, 1991 was audited by the Fund's previous auditors, and per share information for these years is presented from the perspective of the Separate Accounts. Effective 1992, the per share information is presented from the perspective of the Funds. Information for periods less than a full year has been annualized except where noted. INFORMATION FOR THE ALL AMERICA FUND REFLECTS THE RESULTS OF THAT FUND PRIOR TO A CHANGE IN ITS INVESTMENT OBJECTIVE AND POLICIES AND THE ADDITION OF SUBADVISERS. SUCH CHANGES WERE EFFECTIVE ON MAY 1, 1994, AT WHICH DATE THE FUND WAS RENAMED THE ALL AMERICA FUND. Further information about the performance of the Funds, including management's discussion of performance, is contained in the Investment Company's annual report to shareholders, which may be obtained without charge by request to the Investment Company.

                                              MONEY MARKET FUND
                         ---------------------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,
                         ---------------------------------------------------------------------
                          1996   1995   1994   1993   1992   1991   1990   1989   1988   1987
                         ------  -----  -----  -----  -----  -----  -----  -----  -----  -----
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $ 1.18  $1.19  $1.17  $1.17  $1.18  $1.23  $1.23  $1.22  $1.25  $1.18
                         ------  -----  -----  -----  -----  -----  -----  -----  -----  -----
Income From Investment
 Operations
 Net Investment Income..    .06    .07    .03    .04    .04    .12    .10    .12    .08    .07
 Net Gains or Losses on
  Securities (both
  realized and
  unrealized)...........    --     --     .02    --     --    (.05)   --     --     --     --
                         ------  -----  -----  -----  -----  -----  -----  -----  -----  -----
   Total From Investment
    Operations..........    .06    .07    .05    .04    .04    .07    .10    .12    .08    .07
                         ------  -----  -----  -----  -----  -----  -----  -----  -----  -----
Less Distributions
 Dividends (from net
  investment income)....   (.05)  (.08)  (.03)  (.04)  (.05)  (.12)  (.10)  (.11)  (.11)   --
                         ------  -----  -----  -----  -----  -----  -----  -----  -----  -----
   Total Distributions..   (.05)  (.08)  (.03)  (.04)  (.05)  (.12)  (.10)  (.11)  (.11)   --
                         ------  -----  -----  -----  -----  -----  -----  -----  -----  -----
NET ASSET VALUE, END OF
 PERIOD................. $ 1.19  $1.18  $1.19  $1.17  $1.17  $1.18  $1.23  $1.23  $1.22  $1.25
                         ======  =====  =====  =====  =====  =====  =====  =====  =====  =====
Total Return(c).........    5.3%   5.8%   4.1%   2.9%   3.3%   4.4%   6.8%   7.8%   5.9%   5.7%
Net Assets, End of
 Period ($ millions).... $   78  $  73  $  81  $  38  $  39  $  43  $  89  $  81  $   6  $   3
Ratio of Expenses to
 Average Net Assets.....    .25%   .25%   .25%   .26%   .40%   .40%   .40%   .40%   .40%   .40%
Ratio of Net Income to
 Average Net Assets.....   5.21%  5.66%  4.15%  2.90%  3.33%  5.73%  7.79%  8.90%  6.85%  5.99%
Portfolio Turnover
 Rate(a)................    N/A    N/A    N/A    N/A    N/A    N/A    N/A    N/A    N/A    N/A

                                                   ALL AMERICA FUND
                          -----------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,
                          -----------------------------------------------------------------------------
                           1996   1995    1994    1993    1992    1991    1990     1989   1988    1987
                          ------  -----  ------   -----  ------  ------  ------   ------  -----  ------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........  $ 2.13  $1.61  $ 1.80   $1.79  $ 1.93  $ 1.70  $ 1.81   $ 1.69  $1.82  $ 1.67
                          ------  -----  ------   -----  ------  ------  ------   ------  -----  ------
Income From Investment
 Operations
 Net Investment Income..     .03    .03     .04     .04     .04     .18     .08      .28    .06     .02
 Net Gains or Losses on
  Securities
  (both realized and
  unrealized)...........     .41    .56    (.01)    .18     .03     .23    (.11)     .14    .10     .13
                          ------  -----  ------   -----  ------  ------  ------   ------  -----  ------
 Total From Investment
  Operations............     .44    .59     .03     .22     .07     .41    (.03)     .42    .16     .15
                          ------  -----  ------   -----  ------  ------  ------   ------  -----  ------
Less Distributions
 Dividends (from net
  investment income)....    (.03)  (.03)   (.04)   (.04)   (.04)   (.05)   (.06)    (.05)  (.09)    --
 Distributions (from
  capital gains)........    (.10)  (.04)   (.18)   (.17)   (.17)   (.13)   (.02)    (.25)  (.20)    --
                          ------  -----  ------   -----  ------  ------  ------   ------  -----  ------
 Total Distributions....    (.13)  (.07)   (.22)   (.21)   (.21)   (.18)   (.08)    (.30)  (.29)    --
                          ------  -----  ------   -----  ------  ------  ------   ------  -----  ------
NET ASSET VALUE, END OF
 PERIOD.................  $ 2.44  $2.13  $ 1.61   $1.80  $ 1.79  $ 1.93  $ 1.70   $ 1.81  $1.69  $ 1.82
                          ======  =====  ======   =====  ======  ======  ======   ======  =====  ======
Total Return(c).........    20.7%  36.6%    3.7%*  12.0%    3.2%   22.6%   (3.8)%   24.1%   8.7%    8.3%
Net Assets, End of Pe-
 riod ($ millions)......  $  637  $ 533  $  375   $ 424  $  398  $  434  $  377   $  437  $  40  $   43
Ratio of Expenses to
 Average Net Assets.....     .50%   .50%    .50%    .50%    .50%    .50%    .50%     .50%   .50%    .50%
Ratio of Net Income to
 Average Net Assets.....    1.26%  1.57%   2.11%   1.92%   2.02%   2.49%   3.33%    2.54%  3.07%   1.97%
Portfolio Turnover
 Rate(a)................   28.35% 33.63% 129.80%  93.86% 129.40% 158.35% 108.75%  117.60% 56.94% 150.74%
Average Commission Rate
 Paid(d)................  $ .055    --      --      --      --      --      --       --     --      --

-------
*Total Return for 1994 reflects performance from May 2, 1994 and is not annualized. The Total Return for calendar year 1994 was 5.6%.

                              FINANCIAL HIGHLIGHTS

                                                     BOND FUND
                          --------------------------------------------------------------------------
                                              YEAR ENDED DECEMBER 31,
                          --------------------------------------------------------------------------
                           1996   1995    1994     1993    1992   1991    1990   1989   1988   1987
                          ------  -----   -----   ------  ------  -----  ------  -----  -----  -----
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........  $ 1.43  $1.27   $1.41   $ 1.41  $ 1.41  $1.33  $ 1.37  $1.27  $1.40  $1.42
                          ------  -----   -----   ------  ------  -----  ------  -----  -----  -----
Income From Investment
 Operations
 Net Investment Income..     0.9    .09     .09      .09     .09    .13     .09    --     .09    .07
 Net Gains or Losses on
  Securities
  (both realized and
  unrealized)...........    (.04)   .16    (.14)     .09     .03    .08    (.02)   .16   (.01)  (.09)
                          ------  -----   -----   ------  ------  -----  ------  -----  -----  -----
 Total From Investment
  Operations............     .05    .25    (.05)     .18     .12    .21     .07    .16    .08   (.02)
                          ------  -----   -----   ------  ------  -----  ------  -----  -----  -----
Less Distributions
 Dividends (from net in-
  vestment income)......    (.09)  (.09)   (.09)    (.09)   (.09)  (.11)   (.11)  (.06)  (.21)   --
 Distributions (from
  capital gains)........    (.01)   --      --      (.09)   (.03)  (.02)    --     --     --     --
                          ------  -----   -----   ------  ------  -----  ------  -----  -----  -----
 Total Distributions....     .10   (.09)   (.09)    (.18)   (.12)  (.13)   (.11)  (.06)  (.21)   --
                          ------  -----   -----   ------  ------  -----  ------  -----  -----  -----
NET ASSET VALUE, END OF
 PERIOD.................  $ 1.38  $1.43   $1.27   $ 1.41  $ 1.41  $1.41  $ 1.33  $1.37  $1.27  $1.40
                          ======  =====   =====   ======  ======  =====  ======  =====  =====  =====
Total Return(c).........     3.5%  19.4%   (3.2%)   13.1%    8.6%  14.0%    3.5%  11.1%   6.2%  (1.9)%
Net Assets, End of Pe-
 riod ($ millions)......  $  329  $ 311   $ 249   $  263  $  233  $ 187  $  163  $ 109  $   5  $   4
Ratio of Expenses to
 Average Net Assets.....     .50%   .50%    .50%     .50%    .50%   .50%    .50%   .50%   .50%   .50%
Ratio of Net Income to
 Average Net Assets.....    6.70%  6.64%   6.32%    6.30%   6.93%  7.59%   8.57%  8.55%  8.25%  7.97%
Portfolio Turnover
 Rate(a)................   30.14%  41.93% 51.14%  103.16% 112.40% 95.00% 129.02% 47.70% 75.61% 47.41%

                                SHORT-TERM                     MID-TERM
                                BOND FUND                      BOND FUND
                         ---------------------------   -----------------------------
                         YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                         ---------------------------   -----------------------------
                         1996   1995   1994    1993(1)  1996   1995   1994     1993(1)
                         -----  -----  -----  ------   ------  -----  -----   ------
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $1.02  $1.00  $1.02  $ 1.00   $ 1.00  $ .91  $ .99   $ 1.00
                         -----  -----  -----  ------   ------  -----  -----   ------
Income From Investment
 Operations
 Net Investment Income..   .04    .06    .04     .02      .14    .06    .03      .04
 Net Gains or Losses on
  Securities
  (both realized and
  unrealized)...........   .01    .02   (.02)    .02     (.10)   0.9   (.07)     .04
                         -----  -----  -----  ------   ------  -----  -----   ------
   Total From Investment
    Operations..........   .05    .08    .02     .04      .04    .15   (.04)     .08
                         -----  -----  -----  ------   ------  -----  -----   ------
 Less Distributions
 Dividends (from net
  investment income)....  (.04)  (.06)  (.04)   (.02)    (.14)  (.06)  (.04)    (.04)
 Distributions (from
  capital gains)........   --     --     --      --       --     --     --      (.05)
                         -----  -----  -----  ------   ------  -----  -----   ------
   Total Distributions..  (.04)  (.06)  (.04)   (.02)    (.14)  (.06)  (.04)    (.09)
                         -----  -----  -----  ------   ------  -----  -----   ------
NET ASSET VALUE, END OF
 PERIOD................. $1.03  $1.02  $1.00  $ 1.02   $  .90  $1.00  $0.91   $ 0.99
                         =====  =====  =====  ======   ======  =====  =====   ======
Total Return(c).........   4.9%   7.7%   1.4% (b)4.6%     3.9%  16.3%  (3.7)% (b)7.3%
Net Assets, End of
 Period ($ millions).... $  16  $   3  $   2  $    3   $   13  $  24  $  24   $   19
Ratio of Expenses to
 Average Net Assets.....   .50%   .50%   .48%    .45%     .50%   .50%   .50%     .45%
Ratio of Net Income to
 Average Net Assets.....  5.42%  4.65%  3.51%   3.09%    5.80%  5.73%  4.71%    4.13%
Portfolio Turnover
 Rate(a)................  6.68% 16.47%  0.00% 122.37%  144.55% 73.72%  7.52%  162.03%

-------
(1) The Fund commenced operations on February 5, 1993.

                              FINANCIAL HIGHLIGHTS

                               EQUITY INDEX                  AGGRESSIVE
                                   FUND                     EQUITY FUND
                         ----------------------------   ----------------------
                                YEARS ENDED                 YEARS ENDED
                               DECEMBER 31,                 DECEMBER 31,
                         ----------------------------   ----------------------
                          1996   1995   1994    1993(1)  1996    1995    1994(2)
                         ------  -----  -----  ------   ------  ------  ------
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $ 1.35  $1.02  $1.04  $ 1.00   $ 1.35  $ 1.05  $ 1.00
                         ------  -----  -----  ------   ------  ------  ------
Income From Investment
 Operations
 Net Investment Income..    .03    .02    .03     .02      .01     .01     .01
 Net Gains or Losses on
  Securities
  (both realized and
  unrealized)...........    .27    .36   (.01)    .04      .36     .39     .05
                         ------  -----  -----  ------   ------  ------  ------
   Total From Investment
    Operations..........    .30    .38    .02     .06      .37     .40     .06
                         ------  -----  -----  ------   ------  ------  ------
 Less Distributions
 Dividends (from net
  investment income)....   (.03)  (.03)  (.03)   (.02)    (.01)   (.01)   (.01)
 Distributions (from
  capital gains)........   (.03)  (.02)  (.01)    --      (.24)   (0.9)    --
                         ------  -----  -----  ------   ------  ------  ------
   Total Distributions..   (.06)  (.05)  (.04)   (.02)    (.25)   (.10)   (.01)
                         ------  -----  -----  ------   ------  ------  ------
NET ASSET VALUE, END OF
 PERIOD................. $ 1.59  $1.35  $1.02  $ 1.04   $ 1.47  $ 1.35  $ 1.05
                         ======  =====  =====  ======   ======  ======  ======
Total Return(c).........   22.7%  36.6%   1.5% (b)6.2%    27.1%   38.2% (b)6.0%
Net Assets, End of
 Period ($ millions).... $  102  $  43  $  26  $   27   $  136  $   59  $   27
Ratio of Expenses to
 Average Net Assets.....    .13%   .13%   .13%    .11%     .85%    .85%    .56%
Ratio of Net Income to
 Average Net Assets.....   2.19%  2.50%  2.67%   2.43%     .45%    .65%     .7%
Portfolio Turnover
 Rate(a)................   5.85% 13.99%  6.59%   1.44%  103.68% 116.52%  60.86%
Average Commission Rate
 Paid(d)................ $.0388    --     --      --    $.0591     --      --

-------
(1) The Fund commenced operations on February 5, 1993.
(2) The Fund commenced operations on May 2, 1994.

                                                   COMPOSITE FUND
                         ----------------------------------------------------------------------------
                                              YEAR ENDED DECEMBER 31,
                         ----------------------------------------------------------------------------
                          1996   1995    1994     1993    1992    1991    1990   1989   1988    1987
                         ------  -----  ------   ------  ------  ------  ------  -----  -----  ------
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $ 1.81  $1.57  $ 1.71   $ 1.59  $ 1.61  $ 1.53  $ 1.63  $1.46  $1.60  $ 1.51
                         ------  -----  ------   ------  ------  ------  ------  -----  -----  ------
Income From Investment
 Operations
 Net Investment Income..    .07    .08     .05      .05     .06     .19     .14    .11    .08     .05
 Net Gains or Losses on
  Securities (both
  realized and
  unrealized)...........    .14    .27    (.10)     .22     .03     .09    (.09)   .17    .05     .04
                         ------  -----  ------   ------  ------  ------  ------  -----  -----  ------
   Total From Investment
    Operations..........    .21    .35    (.05)     .27     .09     .28     .05    .28    .13     .09
                         ------  -----  ------   ------  ------  ------  ------  -----  -----  ------
Less Distributions
 Dividends (from net
  investment income)....   (.08)  (.08)   (.07)    (.05)   (.06)   (.07)   (.10)  (.08)  (.17)    --
 Distributions (from
  capital gains)........   (.17)  (.03)   (.02)    (.10)   (.05)   (.13)   (.05)  (.03)  (.10)    --
                         ------  -----  ------   ------  ------  ------  ------  -----  -----  ------
   Total Distributions..   (.25)  (.11)   (.09)    (.15)   (.11)   (.20)   (.15)  (.11)  (.27)    --
                         ------  -----  ------   ------  ------  ------  ------  -----  -----  ------
NET ASSET VALUE, END OF
 PERIOD................. $ 1.77  $1.81  $ 1.57   $ 1.71  $ 1.59  $ 1.61  $ 1.53  $1.63  $1.46  $ 1.60
                         ======  =====  ======   ======  ======  ======  ======  =====  =====  ======
Total Return(c).........   11.9%  21.9%   (3.0%)   16.9%    5.9%   16.4%    1.5%  17.2%   7.9%    5.2%
Net Assets, End of
 Period ($ millions).... $  283  $ 276  $  233   $  228  $  138  $  111  $   79  $  67  $  51  $   45
Ratio of Expenses to
 Average Net Assets.....    .50%   .50%    .50%     .50%    .50%    .50%    .50%   .50%   .50%    .50%
Ratio of Net Income to
 Average Net Assets.....   3.63%  4.30%   3.88%    3.48%   4.01%   4.75%   6.20%  5.48%  5.94%   5.10%
Portfolio Turnover
 Rate(a)................  69.79% 76.84% 113.86%  100.76% 107.69% 134.91% 105.06% 87.32% 50.88% 124.04%
Average Commission Rate
 Paid(d)................ $.0597    --      --       --      --      --      --     --     --      --

-------
(a) Portfolio turnover rate excludes all U.S. Government and short-term securities.
(b) Not annualized.
(c) Total Return information does not reflect separate account charges under contracts that allocate premiums or contributions to the Separate Accounts, which invest in the Funds. Inclusion of separate account charges would reduce Total Return figures.

(d) Average commission rate paid per share of stock is calculated for years beginning after 1995.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
   Financial Highlights....................................................   2
   General Description of the Investment Company...........................   5
   Money Market Fund Yield Information.....................................   5
   Investment Objectives and Policies of the Funds.........................   5
   Investment Advisory Arrangements........................................  13
   The Funds' Expenses.....................................................  14
   Portfolio Transactions..................................................  15
   Purchase of Shares......................................................  15
   Redemption of Shares....................................................  15
   Dividends, Distributions and Taxes......................................  15
   Additional Information..................................................  16

NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE INVESTMENT COMPANY OR MUTUAL OF AMERICA CAPITAL MANAGEMENT CORPORATION. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                 GENERAL DESCRIPTION OF THE INVESTMENT COMPANY

The Investment Company was formed as a Maryland corporation on February 21, 1986. It is a diversified, open-end management company as such terms are defined in the Investment Company Act of 1940 (the "1940 Act"). Its investment adviser is Mutual of America Capital Management Corporation (the "Adviser").

As a "series" type of mutual fund, the Investment Company issues separate classes (or series) of stock, currently consisting of the Money Market Fund, the All America Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Equity Index Fund, the Aggressive Equity Fund and the Composite Fund. The Investment Company's assets and liabilities are split into these Funds ("Funds"). Additional Funds may be established in the future.

The terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies. Mutual of America Life and American Life, through the Separate Accounts, own all of the Investment Company's shares.

                      MONEY MARKET FUND YIELD INFORMATION

Set forth below is the current yield information for the Money Market Fund for the seven-day period ended December 31, 1996, computed to include and exclude realized and unrealized gains and losses. Yields may fluctuate from the amounts shown.

     Annualized Yield:
       Including gains and losses..................................... 5.3%
       Excluding gains and losses..................................... 5.3%
     Average maturity of portfolio at end of period................... 14.6 days

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

INVESTMENT OBJECTIVES

Each Fund of the Investment Company has a different investment objective which it pursues through separate investment policies as described below. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. As used in the following discussion, "market risk" refers to the volatility of the reaction of the price of the security to changes in conditions in the securities markets in general and, with particular reference to debt securities, changes in the overall level of interest rates; "financial risk" refers to the ability of an issuer of a debt security to pay principal and interest on that security and to the earning stability and overall financial soundness of an issuer of an equity security; and "current income volatility" refers to the degree and rapidity with which changes in the overall level of interest rates become reflected in the level of current income of a Fund. The investment objectives of each Fund may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund affected. There can be no assurance that the objectives of any of the Funds will be met.

Investments in the Money Market Fund (and in the other Funds of the Investment Company) are neither insured nor guaranteed by the U.S. Government. The investment objectives and policies of each Fund are discussed below.

THE MONEY MARKET FUND
The investment objective of the Money Market Fund is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. The Fund will invest only in money market instruments and other short-term debt securities.

Specifically, the Money Market Fund will invest only in the following kinds of money market instruments, payable in United States dollars: (1) securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities ("government securities"); (2) negotiable certificates of deposit, bank time deposits, bankers' acceptances and other short-term debt obligations of domestic banks and foreign branches of domestic banks and U.S. branches of foreign banks (see "Investment Objectives and Policies of the Funds--Other Portfolio Strategies--Foreign Securities"), which at the time of their most recent annual financial statements show assets in excess of $5 billion; (3) certificates of deposit, time deposits and other short-term debt obligations of domestic savings and loan associations, which at the time of their most recent annual financial statements show assets in excess of $1 billion; (4) repurchase agreements covering government securities, certificates of deposit, commercial paper or bankers' acceptances; (5) commercial paper; (6) variable amount floating rate notes; and (7) debt securities issued by a corporation. These instruments are more fully described in the Statement of Additional Information.

For purposes of the Money Market Fund's investment policy only, "money market instruments and other short-term debt securities" shall mean securities having a remaining maturity of up to 13 months (25 months in the case of government securities). The dollar-weighted average maturity of the securities held by the Money Market Fund will not exceed 90 days.

The Money Market Fund may also enter into transactions in options, futures contracts and options on futures, contracts on United States Treasury securities and Eurodollar deposits. Such transactions and instruments are more fully described below and in the Statement of Additional Information.

All of the securities held by the Money Market Fund will have received (or be of comparable quality to securities which have received), at the time of the purchase, a rating in one of the two highest categories by any two nationally recognized statistical rating agencies and at least 95% of the securities held by the Money Market Fund will have received (or be of comparable quality to securities which have received), at the time of purchase, the highest rating by any two such rating agencies. (The Board of Directors of the Investment Company must approve or ratify the purchase of any security (other than any government security) which has received no rating or which has been rated by only one rating agency.) Securities which are subsequently downgraded below the two highest categories will be disposed of as soon as practicable absent a finding by the Board of Directors that this would not be in the best interests of the Fund.

The Money Market Fund will not invest more than 5% of its total assets in securities of, or subject to puts from, any one issuer (other than government securities and repurchase agreements fully collateralized by government securities) provided that (x) the Fund may invest up to 10% of its total assets in securities issued or guaranteed by a single issuer with respect to which the Fund has an unconditional put and (y) with respect to 25% of its total assets the Fund may, with respect to securities meeting the highest investment criteria, exceed the 5% limit for up to three business days.

The Money Market Fund should be subject to relatively little market or financial risk but a relatively high level of current income volatility.

THE ALL AMERICA FUND
The investment objective of the All America Fund is to outperform the S&P 500 Index by providing a diversified portfolio of Active Assets with diversified management and a broad exposure to the market. At least 65% of the All America Fund's total assets will be invested in equity securities under normal market conditions, and the issuers of at least 80% of the Fund's total assets will be United States corporations or entities.

Indexed Assets. The investment objective for approximately 60% of the assets of the All America Fund (the "Indexed Assets") is to provide investment results that to the extent practical correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index"). The Indexed Assets will be invested in the same manner as the Equity Index Fund. See "The Equity Index Fund" below.

Active Assets. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments. The Active Assets will be invested by three subadvisers (each a "Subadviser", and together the "Subadvisers"), under a subadvisory agreement (each a "Subadvisory Agreement") between the Adviser and each of the Subadvisers, and the Adviser. The Adviser will allocate the Active Assets to maintain, to the extent practicable under current market conditions, approximately equal amounts with the Subadvisers and the Adviser. The Subadvisers are Palley-Needelman Asset Management, Inc. ("Palley-Needelman"), Oak Associates, Ltd. and Fred Alger Management, Inc. ("Alger Management"). See "Investment Advisory Arrangements--The Subadvisers".

The Subadvisers and the Adviser each follow a different approach for the investment of the Active Assets. Palley-Needelman invests its portion of Active Assets generally in stocks that Palley-Needelman considers to be of high quality with lower than average price volatility and low price/earning ratios. Companies generally will have below market debt levels, earnings growth of 10% or more, current yield greater than the average of the S&P 500, and market capitalization of $1 billion or more. No more than 10% of the Palley-Needelman portion may be invested in any one industry and no more than 20% may be invested in American Depositary Receipts ("ADRs"). Oak Associates invests in mid-sized capitalization stocks that have low current income and the potential for significant growth. Oak Associates monitors 400 stocks and will invest its portion of the Fund in approximately 20-25 common stocks without regard for market industry weighting. Alger Management invests in stocks that it considers to be fundamentally sound with the potential for strong growth and for earnings in excess of market expectations. The securities of these companies often are traded in the over-the-counter market. Except during temporary defensive periods, the Alger Management portion of the Fund will invest at least 65% of its assets in equity securities of companies that, at the time of the Fund's purchase of the securities, have total market capitalization within the range of capitalization of the companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. The Adviser generally invests in small capitalization stocks that it considers undervalued. Its approach is to identify companies with strong financials, substantial cash flow, conservative accounting, usually low debt-to-equity ratios and average market capitalization generally below $1 billion. Some of the companies whose stocks are purchased by Oak Associates, or by the Adviser for its portion of the Active Assets, may have limited Wall Street coverage and low institutional ownership.

Each of the Subadvisers and the Adviser will seek to achieve the investment objective of the Active Assets by investing in such securities that, based on certain fundamental and/or technical standards of selection, it determines offer attractive opportunities for total return through capital appreciation and, to a lesser degree, income. Assets in the All America Fund will be rebalanced periodically to retain the approximate 60%/40% relationship between Indexed Assets and Active Assets. The Adviser may manage cash allocated to the Active Assets prior to investment in securities by the Subadvisers.

THE EQUITY INDEX FUND
The investment objective of the Equity Index Fund is to provide investment results that to the extent practical correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

The Equity Index Fund will attempt to duplicate the investment results of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation chooses the stocks to be included in the S&P 500 Index solely on a statistical basis. The inclusion of a stock in the S&P 500 Index does not imply an opinion by Standard & Poor's Corporation that the stock is an attractive investment. An investment in the Fund involves risks similar to those of investing in common stocks. The Fund will attempt to be fully invested at all times in the stocks that comprise the S&P 500 Index and at least 80% of the Fund's net assets will be so invested.

The weightings of stocks in the S&P 500 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. Stocks will be selected for the Fund's portfolio in the order of their weightings in the S&P 500 Index beginning with the heaviest weighted stocks. The percentage of the Fund's assets invested in each of the selected stocks will be approximately the same as the percentage the stock represents in the S&P 500 Index.

The Fund will be managed using a computer program to determine which stocks are to be purchased or sold to replicate the S&P 500 Index to the extent feasible. Initially the Fund contemplates executing all transactions through a single broker. From time to time, administrative adjustments may be made in the Fund's portfolio because of changes in the composition of the S&P 500 Index, but such changes should be infrequent.

The Fund believes that the indexing approach described above is an effective method of substantially duplicating percentage changes in the S&P 500 Index.
It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the S&P 500 Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index. The Fund will invest in stock index futures contracts, options on stock indices, options on stock index future contracts, puts and calls to the extent necessary to attempt to achieve this correlation. The Fund's ability to correlate its performance with the S&P 500 Index, however, may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated by Standard & Poor's Corporation and the timing of purchases and redemptions. In the future, the Board of Directors, subject to the approval of shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks in general.

The Fund's ability to duplicate the performance of the S&P 500 Index also depends to some extent on the size of the Fund's portfolio and the size of cash flows into and out of the Fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the Fund's portfolio to the S&P 500 Index to the maximum practicable extent.

THE BOND FUND, THE SHORT-TERM BOND FUND AND THE MID-TERM BOND FUND
The three Bond Funds (the Bond Fund, the Short-Term Bond Fund and the Mid-Term Bond Fund (sometimes collectively referred to as the "Bond Funds" or singularly as "any" or "each" Bond Fund)) will have the same investment objectives as described below, but will seek to achieve those objectives through different policies representing the average maturity of the securities held in their respective portfolios, as follows:

The Bond Fund will consist of debt securities with average maturities which will vary according to market conditions and the stage of the interest rate cycle.

The Short-Term Bond Fund will consist of debt securities which will produce a portfolio with an average maturity of one to three years.

The Mid-Term Bond Fund will consist of debt securities which will produce a portfolio with an average maturity of three to seven years.

When interest rates go up, the market value of outstanding debt securities declines and vice versa. In recent years the volatility of the market for debt securities has increased significantly and the market value of longer-term obligations has been subject to wide fluctuations, particularly as contrasted with short-term instruments. The Bond Funds may realize income to the extent such realizations are considered advantageous in light of existing market conditions. The annual rate of portfolio turnover of the Bond Funds is not expected to average in excess of 200%. A high level of portfolio turnover will result in an increase in transaction costs and may adversely affect the tax status of the Investment Company. See "Dividends, Distributions and Taxes."

The primary investment objective of the Bond Funds is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of shareholders' capital. The Bond Funds seek to realize these objectives through careful selection and, when appropriate, active trading of bonds and other investments. The Adviser's emphasis generally is on income generation rather than market timing. The assets of the Bond Funds will consist primarily of publicly traded debt securities, such as bonds, notes, debentures and equipment trust certificates. Such securities may carry certain equity features, such as conversion of exchange rights, or warrants for the acquisition of stocks of the same or different issuers, or participations based on revenues, sales or profits.

It is contemplated that at least 80% of each Bond Fund's assets will consist of
(a) domestic debt securities that have at the time of purchase a rating of at least Baa3 as determined by Moody's Investors Services, Inc. or BBB- as determined by Standard & Poor's Corporation or equivalent ratings of a similar nationally recognized rating service; (b) securities issued or guaranteed by the United States Government or its agencies or instrumentalities; (c) cash or cash equivalents; and (d) the types of money market instruments in which the Money Market Fund may invest. These instruments should be subject to little financial risk, to moderately high levels of market risk and to moderate current income volatility. The remaining assets of the Bond Funds may be invested in (1) other securities that are unrated or rated lower than Baa3 or BBB-, which are sometimes referred to as high yield/high risk securities, (2) Canadian and other foreign securities and (3) securities issued in foreign markets by domestic issuers or their overseas subsidiaries if guaranteed by the parent. Unrated securities or securities rated lower than Baa3 or BBB- may be subject to greater market and financial risk than higher quality securities, and it is not currently contemplated that more than 5% of any Bond Fund's assets will consist of these securities. The instruments described in this paragraph are more fully described in the Statement of Additional Information.

The market value of fixed-income debt securities is affected by changes in general market interest rates. If interest rates fall, the market value of fixed-income securities tends to rise; however, if interest rates rise, the value of fixed-income securities tends to fall. This market risk affects all fixed income securities, but lower rated and unrated securities may be subject to a greater market risk than higher rated (lower yield) securities.

Lower rated and unrated securities are also generally subject to greater financial risk than higher rated securities. Since lower rated and unrated securities are generally issued by corporations that are not as creditworthy or financially secure as issuers of higher rated securities, there is a greater risk that issuers of lower rated (higher yield) securities will not be able to pay the principal and interest due on such securities, especially during periods of adverse economic conditions. Risk factors related to investments in lower rated and unrated securities are more fully described in the Statement of Additional Information.

Each of the Bond Funds generally will not acquire securities of companies in any one industry if, immediately after giving effect to any such acquisition, more than 25% of the value of its total assets would be invested in such industry. A Fund would, however, invest more than 25% (but not more than 75%) of its assets in the electric, gas and/or telephone utility industries whenever it is determined that the spread between the yields on such industry securities and Treasury notes and/or bonds is historically high and that obligations having comparable maturity, yield and quality of issuers in other industries are not available; provided, however, that in no event will any Bond Fund invest more than 75% of the value of its total assets in all those industries. No one "aspect" of the electric, gas or telephone utility industries will be emphasized.

Investment in companies in these industries involves the risk of unfavorable action, from an investment viewpoint, by their regulatory authorities. Concentration in any or all of such industries may increase the investment risk as a result of adverse circumstances which could affect all companies in a particular industry simultaneously. In addition, debt securities in electric, gas and telephone industries tend to have longer maturities than those of industrial issuers, and unlike industrial debt issues, do not typically require partial repayment of the principal through a sinking fund during the life of the securities. As a result, electric, gas and telephone issues may show more price volatility in periods of changing interest rates than would industrial issues of like quality. The electric, gas and telephone utility industries are subject to extensive government regulation as to rates and services.

The Bond Funds will not directly purchase common stocks. However, a Fund may have up to 10% of the value of its total assets invested in stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto. In addition, the Bond Funds may purchase preferred stocks, but no Bond Fund may invest more than 5% of its total assets in preferred stocks.

The Bond Funds may also enter into transactions in exchange-traded options, futures contracts and options on futures contracts on United States Treasury securities and Government National Mortgage Association ("Ginnie Mae") Securities. To be included in any of the Bond Funds, options and futures must be traded on a domestic exchange.

THE COMPOSITE FUND
The investment objective of the Composite Fund is to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk by means of a diversified portfolio of publicly traded common stocks, publicly traded debt securities and money market instruments. The Fund will seek to achieve long-term growth of its capital and increasing income by investments in common stocks and other equity-type securities and a high level of current income through investments in publicly traded debt securities and money market instruments. It is anticipated that the portion of the assets invested in each type of security will vary, at the Investment Company's discretion, in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant consideration, including the risks associated with each investment medium. No more than 75% of the value of the Fund's assets may be invested in either common stock and other equity-type securities, or in debt securities with a remaining maturity of more than one year. Up to 100% of the Fund's assets may be invested in money market instruments.

The equity securities invested in by the Fund will consist of the types of equity securities in which the Active Assets of the All America Fund may be invested. The publicly traded debt securities will consist of the types of securities in which any Bond Fund may invest. The money market instruments will consist of the types of securities in which the Money Market Fund may invest. The Composite Fund may also engage in the same type of transactions in options, futures contracts and options on futures contracts as the Stock, Bond, Short-Term Bond, Mid-Term Bond and Money Market Funds. The Composite Fund will be subject to varying levels of market and financial risk and current income volatility, depending upon the "mix" of instruments in which the Fund is from time to time invested. The Composite Fund will not invest in debt securities rated below investment grade. Securities which are subsequently downgraded may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so.

THE AGGRESSIVE EQUITY FUND
The Aggressive Equity Fund will be divided by the Adviser into two segments so as to utilize two investment styles.

The investment objective for approximately 50% of the assets of the Fund (the "Aggressive Growth Portfolio") is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales, measured in either dollars or in unit volume. Growth potential is often sought in smaller, less well-known companies in new and emerging areas of the economy, but may also be found in larger companies in mature or declining industries that have been revitalized and hold a strong industry or market position. The Aggressive Growth Portfolio also may make investments based on prospective economic or political changes and may invest in special situations such as corporate restructurings.

The investment objective for the other approximately 50% of the assets of the Fund (the "Aggressive Value Portfolio") is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential. Such companies will generally have one or more of the following attributes: (1) valuable fixed assets, such as complex plant and equipment that has a high replacement cost, real estate with a current value substantially in excess of book value or large reserves of exploitable natural resources; or (2) valuable consumer or commercial franchises, such as well recognized trademarks or product names or potentially valuable transportation routes. The Aggressive Value Portfolio generally invests in small to medium capitalization securities which have low prices in relation to cash flow, profits, sales, book value and real net asset value.

The Fund invests primarily in stocks, but it also may purchase convertible securities and debt obligations that may produce capital appreciation. Securities that meet the Fund's criteria may not be popular during certain market cycles. The Fund can also make substantial temporary investments in investment-grade debt securities when it believes market conditions warrant.

INVESTMENT RESTRICTIONS
The Investment Company has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of the Investment Company's outstanding voting securities (including a majority of the shares of each Fund). None of the Funds will: (1) with respect to at least 75% of the value of its total assets invest more than 5% of its total assets in the securities of any one issuer (including repurchase agreements with any one bank), other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities (see "The Money Market Fund" for more restrictive policies relating to that fund); (2) with respect to at least 75% of the value of its total assets, purchase more than 10% of the outstanding voting securities of an issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities; (3) make an investment in an industry if that investment would make the Fund's holding in that industry exceed 25% of the Fund's total assets except for each of the Bond Funds, which may invest up to 75% of its total assets in the electric, gas and/or telephone utilities industries (other than investments by the Money Market Fund in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, or securities issued or guaranteed by domestic branches of domestic banks and savings and loan associations); or (4) invest more than 10% of its total assets in repurchase agreements or time deposits maturing in more than seven days or in portfolio securities not readily marketable. Investors are referred to the Statement of Additional Information for a complete description of such restrictions and policies.

OTHER PORTFOLIO STRATEGIES

Lending of Securities
A Fund may lend its securities (but not in excess of 30% of its total assets) to brokers, dealers and financial institutions and receive as collateral cash, securities issued or guaranteed by the United States Government or its agencies or instrumentalities, or letters of credit of certain banks selected by the investment adviser, which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. The Fund will continue to receive interest or dividends on the securities lent, and in addition will receive a portion of the income generated by the short-term investment of cash received as collateral, or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Such loans will be terminable by the Fund at any time and will not be made to affiliates of the Fund. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights, such as voting rights or subscription rights. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services or for arranging such loans. Loans of securities will be made only to firms that the Investment Adviser deems creditworthy. As with an extension of credit, however, there are risks of delay in recovery and even loss of rights in the collateral, should the borrower of securities default, become the subject of bankruptcy proceedings or otherwise be unable to fulfill its obligations or fail financially.

Repurchase Agreements
Repurchase Agreements are more fully described in the Statement of Additional Information. If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund would look to the collateral security underlying the sellers' repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund; in such event the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, there is a risk that, if the issuer of the repurchase agreement becomes involved in bankruptcy proceedings, the Fund might be delayed or prevented from liquidating the underlying security or otherwise obtaining it for its own purposes.

Options and Futures
As noted, the Funds may enter into transactions in options, futures contracts and options on futures contracts on the types of instruments identified above. Such transactions will be used for hedging purposes only, and not for speculation, and could include (1) the selling of call option contracts on portfolio securities (covered calls), and the buying of call option contracts on such securities to close out a position acquired through the sale of such options; (2) the buying of put option contracts on securities owned by a Fund, and the selling of put option contracts on securities owned by a Fund to close out a position acquired through the purchase of such options; (3) purchases and sales of futures contracts, and purchases of options on futures contracts, on fixed-income securities; and (4) purchases and sales of futures contracts, and purchases of options on futures contracts, on indexes of securities. If a hedging transaction in any such instrument is successful, a Fund's losses on portfolio securities, or the increased cost of securities to be acquired, should be offset, in whole or part, by corresponding gains on the hedging position. The Funds will only enter into transactions in options, futures and options on futures which are traded on securities or commodities exchanges located in the United States.

A risk in all such transactions is a possible lack of liquidity, which could make it difficult or impossible to close out existing positions and realize gains or limit losses. The liquidity of a secondary market in futures contracts or options on futures contracts may be adversely affected by "daily price fluctuation limits," established by the exchanges on which such instruments are traded, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the limit in a particular contract has been reached, no further trading in such contract may occur beyond such limit, thus preventing the liquidation of positions, and requiring traders to make additional variation margin payments. Market liquidity in options, futures contracts or options on futures contracts may also be adversely affected by trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity.

The Funds are also subject to the risk of imperfect correlation between securities held in their portfolios and the security or securities underlying options, futures contracts or options on futures contracts traded. In the case of options, futures contracts or options on futures based on an index of securities, a Fund's portfolio will not duplicate the composition of the index and, in the case of options, futures contracts and options on futures contracts on fixed income securities, the portfolio securities being hedged may not be the same as the securities underlying such instruments. Consequently, the Funds bear the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

A Fund may sell futures contracts on fixed-income securities in anticipation of a rise in interest rates, which would cause a decline in the value of fixed-income securities held in the Fund's portfolio. Similarly, a Fund may sell stock index futures contracts in anticipation of a general market wide decline which would reduce the value of its portfolio of stocks. In either case, if the expected decrease in the value of portfolio securities occurs, the reduction in net asset value may be offset, in whole or in part, by corresponding gains on the futures position. Conversely, where a Fund projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Fund may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired should be offset, in whole or in part, by gains on the futures position.

A Fund may also, instead of purchasing or selling futures contracts, purchase call or put options on futures contracts in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired. Purchases of options on futures contracts may present less risk in hedging a portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium paid for the option, plus related transaction costs. As in the case of purchases and sales of futures contracts, a Fund may be able to offset declines in the value of portfolio securities, or increases in the cost of securities acquired, through gains realized on its purchases of options on futures.

The Funds may also purchase put options on securities or stock indexes for the same types of hedging purposes. The purchase of a put option on a security or stock index permits a Fund to protect against declines in the value of the underlying security or securities in a manner similar to the sale of futures contracts. The maximum risk assumed by a Fund in purchasing an option is the amount of the premium plus related transaction costs, although this entire amount may be lost.

In addition, the Funds may write call options on portfolio securities or on stock indexes for the purpose of increasing their returns and/or to protect the value of their portfolios. In particular, where a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option, less related transaction costs, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the option may have been written. In contrast, however, if the price of the security underlying the option moves adversely to the Fund's position, the option may be exercised and the Fund will be required to sell the security at a disadvantageous price, resulting in losses which may be only partially offset by the amount of the premium. A call option on a security written by a Fund will be covered through ownership of the security underlying the option or through ownership of an absolute and immediate right to acquire such security upon conversion or exchange of other securities held in its portfolio.

The Funds' hedging transactions and options on futures present certain other risk factors which are described in the Statement of Additional Information.

Foreign Securities and ADRs

In addition to investing in domestic securities, the Funds may also invest in securities of foreign issuers (including such securities traded outside the United States). None of the Funds will, however, trade in foreign exchange or invest in securities of foreign issuers, if at the time of acquisition more than 20% of its total assets, taken at market value at the time of investment, would be invested in such securities. Because investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers, the Investment Company will consider these special factors before investing in foreign securities. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments and the difficulty of assessing economic trends in foreign countries. If it should become necessary, the Funds could encounter greater difficulties in involving legal processes abroad than would be encountered in the United States. In addition, transaction costs in foreign securities may be higher. The Investment Company will not invest in foreign securities unless, in its opinion, such investments will meet the standard and objectives of a particular Fund. No Fund may concentrate its investments in any particular foreign country except Canada. Foreign issues guaranteed by domestic corporations are considered to be domestic securities.

ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. ADRs are not subject to the percentage limitations contained in the preceding paragraph.

Mortgage-Backed Securities
The Bond Funds may invest in mortgage-backed securities, some of which are also considered to be U.S. Government securities. These securities represent interests in, or are secured by, pools of mortgage loans and provide holders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off.

Mortgage-backed securities include securities guaranteed by the Government National Mortgage Association ("Ginnie Maes"), securities issued by the Federal National Mortgage Association ("Fannie Maes"), participation certificates issued by the Federal Home Life Mortgage Corporation ("Freddie Macs") and collateralized mortgage obligations issued by a Government instrumentality or agency ("CMOs"). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government in the case of Ginnie Maes but not for Fannie Maes, Freddie Macs or CMOs.

Unscheduled or early payments on the underlying mortgages may shorten the effective maturities and impact the yield and price of mortgage-backed securities. A decline in interest rates may lead to increased prepayment of the underlying mortgages, and the Funds may have to reinvest proceeds received at lower rates of return. Characteristics of underlying mortgage pools will vary, and it is not possible to predict completely accurately the realized yield or average life of a particular mortgage-backed security because of the principal prepayment feature.

Convertible Securities
Certain Funds may invest in convertible securities, which normally provide a higher yield than the underlying stock but a lower yield than a fixed-income security without the convertibility feature. The price of the convertible security normally will vary to some degree with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. The price of the convertible security also will vary to some degree inversely with interest rates.

INSURANCE LAW RESTRICTIONS
In order for shares of the Investment Company's Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold. Such laws and restrictions as are currently in effect may limit the Funds' investments in foreign securities and in debt or equity securities of certain issuers.

                       INVESTMENT ADVISORY ARRANGEMENTS

THE ADVISER

Subject to the direction and control of the Board of Directors of the Investment Company, Mutual of America Capital Management Corporation, 320 Park Avenue, New York, New York 10022 (the "Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life, manages the investment and reinvestment of the assets of each Fund pursuant to the Investment Advisory Agreement (the "Agreement") between the Investment Company and the Adviser. Prior to November 3, 1993, Mutual of America Life was the investment adviser to the Investment Company; Mutual of America Life's obligations under the Agreement were assumed by the Adviser on that date. The Adviser had total assets under management of approximately $7.6 billion at December 31, 1996.

The Adviser's duties as investment adviser also include research, making recommendations to the Board of Directors of the Investment Company and placing orders for the purchase and sale of securities (see "The Funds' Expenses"). The Adviser is obligated to provide all of the office space, facilities, equipment, material and personnel necessary to perform its duties under the Agreement. Under the Subadvisory Agreements, the Adviser has delegated its investment advisory responsibilities to the Subadvisers and is responsible for providing management services to the respective Funds. See "The Subadvisers" below.

As compensation for its investment advisory services to each of the Funds of the Investment Company, the Adviser will receive a fee calculated as a daily charge at the annual rates of .125% of the value of the net assets in the Equity Index Fund; .25% of the value of the net assets in the Money Market Fund; .50% of the value of the net assets in the All America, Bond, Short-Term Bond, Mid-Term Bond and Composite Funds; and .85% of the value of the net assets in the Aggressive Equity Fund. The Adviser pays the Subadvisers for their investment advisory services. See "The Subadvisers" below. During 1996, the Adviser paid all of the expenses of the Funds other than investment advisory fees, brokerage commissions and portfolio transaction costs. See "The Funds' Expenses."

THE SUBADVISERS
PALLEY-NEEDELMAN, 800 Newport Center Drive, Suite 450, Newport Beach, California 92660, serves as Subadviser for approximately 10% of the assets allocated to the All America Fund. Palley-Needelman is jointly owned by Roger
B. Palley and Chet J. Needelman, both of whom have extensive experience in investment management. It provides investment management services to institutional, corporate and individual clients and other registered investment companies. At December 31, 1996, Palley-Needelman managed approximately $4.1 billion in assets.

OAK ASSOCIATES, 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333, serves as Subadviser for approximately 10% of the assets allocated to the All-America Fund. Oak Associates is an Ohio limited liability company that prior to 1996 was a sole proprietorship of James Dravo Oelschlager doing business as Oak Associates. It provides investment management services for individual and corporate clients, primarily in connection with retirement plans. At December 31, 1996, Oak Associates had assets under management of approximately $5 billion.

ALGER MANAGEMENT, 75 Maiden Lane, New York, New York 10038, serves as Subadviser for approximately 10% of the assets allocated to the All America Fund. Alger Management is a wholly-owned subsidiary of Fred Alger & Company, Incorporated, which is owned by Alger Associates, Inc. Fred M. Alger III and David D. Alger are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries. Alger Management provides investment management services to institutional, corporate and individual clients, including other registered management investment companies. At December 31, 1996, Alger Management had approximately $7.2 billion in assets under management.

Under the Subadvisory Agreements, each Subadviser, at its own expense and subject to the supervision of the Adviser and the Board of Directors of the Investment Company, renders investment advisory services and assumes the Adviser's duties including research, making recommendations and regular reports to the Adviser and the Board of Directors of the Investment Company and maintenance of certain records. The Subadvisers are also obligated to provide all of the office space, facilities, equipment, material and personnel necessary to perform their duties under the Subadvisory Agreements. The Adviser, and not the Funds, will pay to the Subadvisers an amount calculated daily at the following annual rates: Palley-Needelman, .30%;

Oak Associates, .30%; and Alger Management, .45%; of the value of the net assets for which the Subadviser is providing investment advisory services.

PORTFOLIO MANAGERS
Set forth below is information about the person or persons employed by the Adviser or Subadvisers who are primarily responsible for the day-to-day management of the Funds' investments. No information is given for the Money Market Fund, the Equity Index Fund or the Indexed Assets portion of the All America Fund based on the nature of the investments made by those Funds.

ALL AMERICA FUND. The Active Assets of the All America Fund are managed by three Subadvisers and the Adviser:

Chet J. Needelman, Chief Executive Officer and Senior Investment Officer of Palley-Needelman, is responsible for the day-to-day management of the Palley-Needelman portion of the Fund. Mr. Needelman has over 28 years of investment experience as a security analyst, research director and portfolio manager. He has managed funds for foundations, corporations, endowments and mutual funds. He is the co-founder of Palley-Needelman Asset Management and its predecessor company, where he held various positions during the last 21 years. All investment decisions for Palley-Needelman Asset Management are made by an investment committee which includes Mr. Needelman, Mr. Palley and three other senior investment professionals.

James D. Oelschlager is the portfolio manager of the Oak Associates portion of the Fund. Since establishing Oak Associates in 1985, Mr. Oelschlager has served as its portfolio manager. Previously, he served as the Assistant Treasurer of Firestone Tire & Rubber Company, where he was directly responsible for the management of the company's pension assets. Mr. Oelschlager is assisted with portfolio management responsibilities by Donna Barton, trading, Margaret Ballinger, new accounts, and Doug MacKay, equity research. These individuals have combined experience of over sixty years in the investment business and play a key role in the day-to-day management of the firm's portfolios.

David D. Alger, President and Chief Executive Officer of Alger Management, is primarily responsible for the day-to-day management of the Alger Management portion of the Fund. He has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995, and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management.

Frederick M. Gallagher, Senior Vice President of the Adviser since June 1995, is responsible for the investments of the Adviser's portion of the Active Assets of the Fund. Mr. Gallagher's previous position prior to joining the Adviser was as Senior Vice President/Equity Investments at Continental Asset Management Corporation. He has more than 30 years of experience in the investment management business.

BOND FUND, SHORT-TERM BOND FUND AND MID-TERM BOND FUND. For each of the Bond Funds, Andrew L. Heiskell, Executive Vice President of the Adviser, has responsibility for setting the fixed income investment strategy and overseeing the Fund's day-to-day operations. He has been the portfolio manager for the Bond Fund since February 1991 and of the Mid-Term and Short-Term Bond Funds since their inception. Mr. Heiskell has over 25 years of investment experience and joined Mutual of America Life in February of 1991, where he was Senior Vice President until January 1, 1994. Prior to joining Mutual of America Life, Mr Heiskell was employed by M. D. Sass, Inc.

COMPOSITE FUND. I. Charles Rinaldi, Senior Vice President of the Adviser, is responsible for the day-to-day operations of the equity portion of the Fund, and Andrew L. Heiskell, Executive Vice President of the Adviser, is responsible for the day-to-day operations of the fixed-income portion of the Fund. Mr. Rinaldi joined Mutual of America Life in November of 1989, and Mr. Heiskell joined in February of 1991, where they were Vice President and Senior Vice President, respectively, until January 1, 1994. Prior to joining Mutual of America Life, Mr. Heiskell was employed by M. D. Sass, Inc. and Mr Rinaldi was employed by Glickenhaus & Co.

AGGRESSIVE EQUITY FUND. I. Charles Rinaldi, Senior Vice President of the Adviser, has responsibility for setting the investment strategy and overseeing the day-to-day operations of the Aggressive Value Portfolio and the Aggressive Growth Portfolio of the Aggressive Equity Fund. Mr. Rinaldi joined Mutual of America Life in November of 1989, where he was Vice President until January 1, 1994. Prior to joining Mutual of America Life, Mr. Rinaldi was employed by Glickenhaus & Co.

                              THE FUNDS' EXPENSES

Each Fund is charged with brokers' commissions, transfer taxes and other fees relating to that Fund's portfolio transactions, pursuant to the Investment Advisory Agreement between the Investment Company and the Adviser. In addition, the Fund is responsible for a number of expenses relating to its operations, including: directors' fees and expenses; the fees and expenses of its independent certified public accountants and of its legal counsel; printing and mailing costs of semi-annual reports to shareholders, Proxy Statements, Prospectuses, Prospectus Supplements and Statements of Additional Information; printing of registration statements; bank transaction charges and custodian's fees; proxy solicitors' fees and expenses, SEC filing fees; any federal, state or local income or other taxes; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and directors' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the investment advisory fee paid by the Fund to the Adviser. The Adviser may discontinue making such reimbursements or payments at any time.

                            PORTFOLIO TRANSACTIONS

The Adviser is responsible for decisions to buy and sell securities for the Investment Company as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. In placing orders, it is the policy of the Investment Company to obtain the best price and execution for its contracts.

The Adviser and Subadvisers place orders in connection with the purchase and sale of approved investments with various brokers, including their affiliates. As a general matter, the Adviser and each Subadviser select broker-dealers which, in its best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. They may select broker-dealers which provide them with research services and may cause a Fund to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Brokerage arrangements with affiliates of the Adviser or the Sub-Advisers will be in accordance with the 1940 Act and the rules and regulations promulgated thereunder. No transactions may be effected by a Fund with an affiliate of the Adviser or a Sub-Adviser acting as principal for its own account. When purchasing or selling securities trading on the over-the-counter market, the Adviser and Subadvisers will generally execute the transaction with a broker engaged in making a market for such securities.

                              PURCHASE OF SHARES

The Investment Company is offering shares in the Funds, without sales charge, at present only for purchase by the Insurance Companies for allocation to the Separate Accounts to fund benefits under the Contracts. The Investment Company continuously offers shares at prices equal to the respective per share net asset value of the Funds. Net asset value is determined in the manner set forth below under "Additional Information--Determination of Net Asset Value."

                             REDEMPTION OF SHARES

The Investment Company is required to redeem all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Payment upon redemption of Fund shares is normally made within seven days of receipt of such request (unless redemption is suspended or payment is delayed as permitted in accordance with SEC regulations).

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

The Investment Company has in the past elected the special tax treatment afforded a "regulated investment company" under certain provisions of the Internal Revenue Code (the "Code"). The Investment Company believes it has qualified for such treatment and intends to continue to qualify therefor. If it so qualifies, the Investment Company will not be subject to Federal income tax on that part of its ordinary income and net realized capital gains which it distributes to shareholders, thereby avoiding any Federal income tax liability. Such dividend distributions will be declared and reinvested in additional full and fractional shares of the Fund to which they relate, annually, both in the case of net investment income and in the case of net realized short- or long-term capital gains.

For dividend purposes, the net investment income of each Fund will consist of dividends received and interest accrued by such Fund, plus or minus any amortized discount or premium, less the estimated expenses of such Fund. To qualify for treatment as a regulated investment company, the Investment Company must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock or securities, including foreign securities, and other income derived with respect to the business of investing in stock or securities. In addition, the Investment Company must derive less than 30% of its gross income in each taxable year from the disposition of options, futures and forward contracts or financial investments and foreign currencies, as well as stocks and securities, in each case held for less than three months. For purposes of these tests, gross income is determined without regard to losses from the sale or other disposition of stock or securities. Since the Investment Company has more than one Fund, each Fund will be treated as a separate corporation for Federal income tax purposes. Therefore, the investments and results of each Fund must satisfy the foregoing requirements independently.

Although the Investment Company intends to operate so that it will have no Federal income tax liability, if any such liability is nevertheless incurred, the investment performance of the Investment Company will be adversely affected.

The Investment Company intends to distribute all net realized long- or short-term capital gains, if any, to the shareholders of the Fund or Funds to which such gains are attributable. Realized capital gains and losses of each Fund are computed separately for the purpose of determining capital gain distributions. The net capital gain of one Fund will not be reduced by any net capital losses incurred by the other Funds. Each Fund which has a net capital gain will be entitled to distribute the full amount of that capital gain as a capital gain distribution. Each Fund which has a net capital loss will be entitled to a carryover of that loss which it can apply against its capital gains in future years.

The tax treatment of the Insurance Companies and the Separate Accounts and the tax implications of an investment in any Contract are described in the prospectus or brochure for the Contract.

                            ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE
The net asset value of the shares of each Fund (i.e., the sum of the value of the securities held by that Fund plus any cash or other assets including interest and dividends accrued minus all liabilities including accrued expenses) is determined once daily by the Adviser immediately after the declaration of dividends, if any, and is determined as of the time of the close of trading on the New York Stock Exchange on each day during which such Exchange is open for trading, with the exception of the Friday following Thanksgiving and, for 1997, Friday December 26, when the Investment Company is closed ("Valuation Day"). The net asset value per share of each Fund for any Valuation Period (i.e., the period beginning on the close of business on the preceding Valuation Day and ending on the close of business on the next Valuation Day) is the amount obtained by multiplying the net asset value per share as of the preceding Valuation Period by that Fund's Change Factor (described below) for the period beginning on the close of business on the preceding Valuation Day and ending on the close of business on the next Valuation Day ("Valuation Period").

The Change Factor for each Fund for any Valuation Period is determined as:

  (a) the ratio of (i) the net asset value of the Fund at the end of the current Valuation Period, before any amounts are allocated to or withdrawn from the Fund with respect to that Valuation Period, to (ii) the net asset value of the Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

  (b) 1.00000 plus the component of the annual rate of the Investment Adviser's fee against a Fund's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period (see "Investment Advisory Arrangements").

The value of the assets held in the Investment Company will be determined in the following manner. Investments for which market quotations are readily available are valued at the market value of such investments (except that, as discussed below, money market securities with a remaining maturity of 60 days or less may be valued at amortized cost). An equity security will be valued at the last sale price for such security on the principal exchange on which such security is traded, or at the last bid price on the principal exchange on which such security is traded if such bid price is of a more recent day than the last sale price. For any equity security not traded on an exchange but traded in the over-the-counter market, the value will be the last sale price available, or if no sale, at the latest available bid price. Debt securities will be valued at a composite fair market value, "evaluated bid," which may be the last sale price, by a valuation service selected by the Adviser. Portfolio securities or assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

Money market securities held by the Investment Company with a remaining maturity of 60 days or less will be valued on an amortized cost basis, which approximates market value; provided, however, that if the value determined under the amortized cost method is materially different from the actual market value, then even such short-term money market securities will be valued at market value. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities initially purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter the Investment Company assumes a constant proportionate amortization in value until maturity of any discount or premium. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted.

Portfolio investments underlying options are valued as described above. Stock options written by a Fund are valued at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on that exchange. The Fund's net value will be increased or decreased by the difference between the premiums received on writing options and the costs of liquidating such positions measured by the closing price of the option on the exchange where traded.

When a Fund writes a call option, the amount of the premium is included in the Fund's assets and an amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the call. For example, if the current market value of the call exceeds the premium received, the excess would be unrealized depreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized appreciation. If a call expires or if the Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished. If a call is exercised, the Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.

A premium paid on the purchase of a put will be deducted from a Fund's assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put. For example, if the current market value of the put exceeds the premium paid, the excess would be unrealized appreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation.

Futures contracts, and options thereon, which are traded on commodities exchanges, are valued at their official settlement price as of the close of such commodities exchanges.

DESCRIPTION OF THE INVESTMENT COMPANY'S SHARES
The authorized capital stock of the Investment Company consists of one billion shares of common stock, $.01 par value. The shares of common stock are divided into eight classes of common stock: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund and Aggressive Equity Fund. The Investment Company may establish additional Funds and may allocate its shares either to such new classes or to one or more of the eight existing classes.

All shares of common stock, of whatever class, are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Funds differ. In such a case, the voting is on a Fund-by-Fund basis. Approval or disapproval by the shareholders of one Fund on such a matter would not generally be a prerequisite of approval or disapproval in another Fund. Shareholders in a Fund not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of the Investment Advisory Agreement or a Subadvisory Agreement for the Fund.

The shares of each Fund, when issued, will be fully paid and nonassessable and will have no preference, preemptive, conversion, exchange or similar rights. Shares do not have cumulative voting rights.

Each issued and outstanding share in a Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Accrued liabilities which are not allocable to one or more Funds will generally be allocated among the Funds in proportion to their relative net assets. In the unlikely event that any Fund incurred liabilities in excess of its assets, the other Funds could be liable for such excess.

INDEPENDENT AUDITORS
Arthur Andersen LLP, Certified Public Accountants, have been selected as the independent auditors of the Investment Company for its fiscal year ending December 31, 1997. Arthur Andersen LLP also acts as the independent auditors of the Insurance Companies.

CUSTODIAN
The Chase Manhattan Bank, N.A., New York, New York, acts as Custodian of the Investment Company's assets for the Funds.

LEGAL COUNSEL
Graham & James LLP, New York, New York, is counsel for the Investment Company. Graham & James LLP, is also counsel for Mutual of America Life with respect to its Separate Accounts No.1 and No.2.

REPORTS TO SHAREHOLDERS
The fiscal year of the Investment Company ends on December 31 of each year. The Investment Company will send to its shareholders at least semiannually reports showing the Funds' portfolio securities and other information. An annual report containing financial statements, audited by independent certified public accountants, will be sent to shareholders each year.

INQUIRIES
All inquiries pertaining to the Investment Company's shares should be made in writing to Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022.

ADDITIONAL INFORMATION AVAILABLE
This Prospectus does not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

The Statement of Additional Information, dated May 1, 1997, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

S & P 500 INDEX
The Equity Index Fund and the Indexed Assets of the All America Fund (together, the "Indexed Portfolios") are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Indexed Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Indexed Portfolios particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Investment Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Indexed. S&P has no obligation to take the needs of the Indexed Portfolios or the owners of the Indexed Portfolios into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the calculation of the net asset values of the Indexed Portfolios, nor is S&P a distributor of the Indexed Portfolios. S&P has no obligation or liability in connection with the administration, marketing or trading of the Indexed Portfolios.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE INDEXED PORTFOLIOS, OWNERS OF THE INDEXED PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   320 PARK AVENUE, NEW YORK, NEW YORK 10022
                                 (212) 224-1600

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 1997

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Mutual of America Investment Corporation Prospectus dated May 1, 1997 and retained for future reference.

A copy of the prospectus to which this Statement of Additional Information relates is available at no charge by writing the Mutual of America Investment Corporation at the above address or by calling the telephone number listed above.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION AND HISTORY............................................   2
INVESTMENT POLICIES AND LIMITATIONS........................................   2
INVESTMENT RESTRICTIONS....................................................   6
MANAGEMENT OF THE INVESTMENT COMPANY.......................................   7
INVESTMENT ADVISORY ARRANGEMENTS...........................................   8
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................  10
PURCHASE AND PRICING OF SECURITIES.........................................  11
YIELD AND PERFORMANCE INFORMATION..........................................  12
DESCRIPTION OF CORPORATE BOND RATINGS......................................  14
INDEPENDENT AUDITORS.......................................................  15
LEGAL MATTERS..............................................................  15
CUSTODIAN..................................................................  15
DISTRIBUTION ARRANGEMENTS..................................................  15
FINANCIAL STATEMENTS.......................................................  15

                        GENERAL INFORMATION AND HISTORY

THE INVESTMENT COMPANY
Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). Mutual of America Life and American Life, together, hereinafter are sometimes referred to as the "Insurance Companies" and each, an "Insurance Company". The separate accounts of the Insurance Companies, together, hereinafter are sometimes referred to as the "Separate Accounts" and each, a "Separate Account".

As a "series" type of mutual fund, the Investment Company issues separate classes (or series) of stock, each of which represents a separate Fund of investments. There are currently eight Funds: the Money Market Fund, the All America Fund, the Equity Index Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Composite Fund, and the Aggressive Equity Fund. As stated in the Investment Company's Prospectus, the Investment Company is a successor to Separate Account No. 2 of Mutual of America Life.

The Investment Company's shares are sold only to the Insurance Companies for allocation to the Separate Accounts; thus the Insurance Companies are the only holders of Investment Company shares and control the Investment Company.

                      INVESTMENT POLICIES AND LIMITATIONS

The following supplements the information contained in the Investment Company's Prospectus concerning the investment policies and limitations of its Funds. For information relating to the Funds' investment objectives, see "Investment Objectives and Policies of the Funds", and for information about the Adviser and the Subadvisers, see "Investment Advisory Arrangements" in the Prospectus and in this Statement of Additional Information.

Fixed-income securities which are rated in the lower rating categories of the nationally recognized rating services (Ba or lower by Moody's and BB or lower by Standard & Poor's), or unrated securities of comparable quality, in which the Bond Funds may to a limited extent invest, are commonly known as "junk bonds." Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies, and are frequently issued in corporate restructurings such as mergers and leveraged buy-outs. Such securities are particularly vulnerable to adverse changes in the issuer's industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer's bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders. While the junk bonds in which the Bond Funds may invest normally would not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events would not occur after the Bond Funds purchase a particular security, in which case the Bond Funds may experience losses and incur costs.

Junk bonds tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed-income securities. Like higher-rated fixed-income securities, junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the Bond Funds may receive for any junk bonds to be reduced, or might cause the Bond Funds to experience difficulty in liquidating a portion of its portfolios. Under such conditions, judgment may play a greater role in valuing certain of the Bond Funds' securities than in the case of securities trading in a more liquid market.

While the Funds other than the Bond Funds do not purchase junk bonds, the fixed-income securities they purchase may become junk bonds as a result of impairments of the issuer's credit. In such instances, the Fund holding a junk bond will consider disposing of it if, in management's judgment, it is in the Fund's best interest to do so.

Reference is made to "Investment Objectives and Policies of the Funds" in the Prospectus for a more complete discussion of the investment objectives and policies of the Investment Company. The following is a description of the money market securities the Money Market Fund may invest in as referred to in the "Investment Objectives and Policies of the Funds" section of the Prospectus.

                                     SAI-2

U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years and Treasury bonds generally have a maturity of greater than five years.

Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Student Loan Marketing Association, Maritime Administration, Small Business Administration and the Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, Federal Farm Credit Banks, Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Banks for Cooperatives. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Shares of the Investment Company are not themselves insured or guaranteed by the United States Government or any agency thereof.

Certificates of Deposit. Certificates of deposit are generally short term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at fixed interest rate of which a negotiable certificate is not received.

Bankers' Acceptance. A bankers' acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Variable Amount Floating Rate Notes. Variable floating rate notes are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a weekly basis.

Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. Such issues with between one and two years remaining to maturity tend to have greater liquidity and considerably less market value fluctuations than longer term issues.

REPURCHASE AGREEMENTS
Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than one year) subject to an obligation of the seller to repurchase (and the appropriate Fund to resell) the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuation during such period. Accrued interest on the underlying security will not be included for purposes of valuing a Fund's assets.

Repurchase agreements have the characteristics of loans by a Fund, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement and requires the Fund's seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Funds enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in U.S. Government securities whose creditworthiness has been reviewed and found satisfactory by the management of the Investment Company, and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the Funds may otherwise invest.


                                     SAI-3

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund; in such event the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, there is a risk that, if the issuer of the repurchase agreement becomes involved in bankruptcy proceedings, the Fund might be delayed or prevented from liquidating the underlying security or otherwise obtaining it for its own purposes.

OPTIONS AND FUTURES
As described in the Prospectus, the Funds may enter into transactions in options, futures contracts and options on futures contracts on securities and indexes of securities for hedging purposes only. With respect to options and futures, the Funds may engage in strategies which include buying and selling covered calls and puts and buying and selling call options on groups of securities and on the futures of groups of securities.

A call option is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the call option, the purchaser pays a Fund (the seller) a premium, which the Fund retains whether or not the option is exercised. The seller of the call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period. The selling of a call option will benefit a Fund if, over the option period, the underlying security declines in value or does not appreciate above the aggregate of the exercise price and the premium. However, the Fund risks an "opportunity loss" of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

A Fund may close out a position acquired through selling a call option by buying a call option on the same security with the same exercise price and expiration date as the call option which it had previously sold on that security. Depending on the premium for the call option purchased by the Fund, the Fund will realize a profit or loss on the transaction.

A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option a Fund (the purchaser) pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of the put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid. The risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option's exercise price. In that case the option would expire worthless and the entire premium would be lost.

A Fund may close out a position acquired through buying a put option by selling a put option on the same security with the same exercise price and expiration date as the put option which it had previously bought on the security. Depending on the premium of the put option sold by the Fund, the Fund will realize a profit or loss on the transaction.

In addition to options (both calls and puts) on individual securities, the Funds may purchase and sell options on indexes of securities such as the Standard & Poor's 100 Index, the Standard & Poor's 500 Stock Index and the New York Stock Exchange Composite Index. Options on stock indexes, like options on individuals securities, are traded on national securities exchanges, regulated by the Securities and Exchange Commission such as the Chicago Board Options Exchange, the American Stock Exchange and the New York Stock Exchange. The Funds may sell futures contracts, and purchase options on futures contracts, on the same types of stock indexes. Options, futures contracts and options on futures contracts can be used in anticipation of or in a general market or market sector decline that may adversely affect the market value of a Fund's portfolio of securities. To the extent that a Fund's portfolio of securities changes in value in correlation with a given stock index, hedging transactions in options, futures contracts or options on futures contracts could reduce the risk to the portfolio of a market decline, and, by so doing, provide an alternative to the liquidation of securities' positions in the portfolio with resultant transactions costs. The stock index underlying an option or futures contract assigns weighted values to the stocks involved in the index, and the value of the index fluctuates with changes in the market values of the stocks so included.

A futures contract on fixed income securities requires the seller to deliver, and the purchaser to accept delivery of, a stated quantity of a given type of fixed income security for a fixed price at a specified time in the future. A futures contract or option on a stock index provides for the making and acceptance of a cash settlement equal to the change in value of a hypothetical portfolio of stocks between the time the contract is entered into and the time it is liquidated, times a fixed multiplier. Futures contracts may be traded domestically only on exchanges which have been designated as "contract

                                     SAI-4
markets" by the Commodity Futures Trading Commission ("CFTC"), such as the Chicago Board of Trade. All transactions are settled through the clearing house of the contract market, which acts as the guarantor of the performance of each party to all futures contracts cleared.

An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a "long" position in the underlying futures contract (in the case of a call option on a futures contract), or a "short" position in the underlying futures contract (in the case of a put option on a futures contract), at a fixed price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties are subject to all of the risks associated with the trading of futures contracts, such as payment of margin deposits.

Options on futures contracts are traded on the same contract markets as the underlying futures contracts, subject to the performance guarantee of the contract market clearing house. A futures contract or an option on a futures contract may be closed out prior to maturity or expiration by entering into a liquidating transaction in the same instrument on the contract market on which the original position was established.

Unlike a Fund purchasing or selling a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called maintenance margin, to and from the broker, will be made on a daily or intraday basis as the price of the underlying instrument or stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark to market. For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

Transactions in options, futures contracts and options on futures contracts may increase a Fund's transaction costs and portfolio turnover rate and will be initiated only when consistent with a Fund's investment objectives.

The trading of options, futures contracts and options on futures contracts also involves risks, in addition to those set forth in the Prospectus. For example, the trading of options on futures contracts entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Further, the ability to profit from the purchase of an option and liquidate the underlying futures contract, is subject to the risks of margin payments and the availability of a liquid market. With respect to options and options on futures contracts, the Funds are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. In writing a covered call option on a security or a stock index, the Funds also incur the risk that changes in the value of the instruments used to cover the position will not correlate precisely with changes in the value of the option or underlying the index or instrument.

The exchanges on which options, futures contracts and options on futures contracts are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers).

The opening of a futures position and the writing of an option are transactions which involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Because the Funds will engage in transactions in options, futures contracts and options on futures contracts on securities and indexes of securities for hedging purposes only, any losses incurred in connection with these transactions should, if the hedging strategy is successful, be offset by increases in the value of securities or other assets held by the Funds or decreases in the prices of securities or other assets the Fund intends to acquire. Were a Fund to write options on securities or options on stock indexes for other than hedging purposes, the margin requirements associated with such transactions could expose the Fund to greater risk.

                                     SAI-5

Regulations of the CFTC require that a Fund enter into transactions in futures contracts and options on futures contracts for hedging purposes only or otherwise to limit its initial futures margins and related option premiums paid to an amount not to exceed 5% of the value of the Fund's assets, in order to assure that the Fund is not deemed to be a "commodity pool" and the Investment Company is not a "commodity pool operator" as defined in CFTC regulations.

                            INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies and may not be changed without the approval of a majority of the outstanding voting shares of the affected Fund. None of the Funds will:

1. purchase or sell options or futures except those listed on a domestic exchange;
2. trade in foreign exchange, or invest in securities of foreign issuers if at the time of acquisition more than 20% of its total assets, taken at market value at the time of the investment, would be invested in such securities (see "Foreign Securities");
3. make an investment in order to exercise control of management over a company (either singly or together with other Funds);
4. underwrite the securities of other companies, including purchasing securities that are restricted under the Securities Act of 1933 ("1933 Act") or rules or regulations issued under the 1933 Act (restricted securities cannot be sold publicly until they are registered under the 1933
   Act);
5. make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in a short position,
6. purchase commodities or commodity contracts;
7. with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer (including repurchase agreements with any one bank), other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities (see the caption entitled "The Money Market Fund" in the Prospectus for more restrictive policies relating to that fund);
8. with respect to at least 75% of the value of its total assets, purchase more than 10% of the outstanding voting securities of an issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities;
9. issue senior securities except that each Fund may borrow as described in restriction 13 below (the issuance and sale of options and futures not being considered the issuance of senior securities);
10. make an investment in an industry if that investment would make the Fund's holding in that industry exceed 25% of the Fund's total assets, except for the Bond Fund, the Short-Term Bond Fund and the Mid-Term Bond Fund, each of which may invest up to 75% of its total assets in the electric, gas and/or telephone utilities industries, as described under the caption "Investment Objectives and Policies of the Funds--The Bond Fund, the Short-Term Bond Fund and the Mid-Term Bond Fund" in the Prospectus;
11. purchase real estate or mortgages directly. The All America and Aggressive Equity Funds may, however, buy shares of real estate investment trusts listed on stock exchanges or reported on the National Association of Securities Dealers Automated Quotations ("NASDAQ") system, and the Bond Fund, the Short-Term Bond Fund and the Mid-Term Bond Fund may each buy mortgage-backed debt issues;
12. invest more than 5% of its total assets in the securities of any one registered investment company. A Fund may not own more than 3% of an investment company's outstanding voting securities, and total holdings of investment company securities may not exceed 10% of the value of a Fund's total assets;
13. purchase any security on margin or borrow money, except from banks for temporary purposes, or pledge its assets unless to secure such borrowing. The Funds may borrow money from or pledge their assets to banks in order to transfer funds for various purposes, as required, without interfering with the orderly liquidation of securities in their portfolios, but not for leveraging purposes. Such borrowings may not exceed 5% of the value of a fund's total assets at market value;
14. make loans, except loans of portfolio securities (not exceeding 30% of the value of its total assets at market value), or loans through entry into repurchase agreements (the purchase of publicly traded debt obligations not being considered the making of a loan);
15. invest more than 10% of its total assets in repurchase agreements or time deposits maturing in more than seven days or in portfolio securities not readily marketable; or
16. purchase oil and gas interests, except that the Funds may purchase securities of issuers that invest in oil or gas interests. The Money Market Fund will not purchase equity securities, voting securities, local or state government securities, or corporate debt or other than those types of securities specifically mentioned in its investment objectives.

                                     SAI-6

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation.

                     MANAGEMENT OF THE INVESTMENT COMPANY

DIRECTORS AND OFFICERS
The Directors of the Investment Company consist of six individuals, four of whom are not "interested persons" of the Investment Company as defined in the Investment Company Act of 1940. The Directors of the Investment Company are responsible for the overall supervision of the operations of the Investment Company and perform the various duties imposed on the directors of investment companies by the Investment Company Act of 1940. The Board of directors elects officers of the Investment Company annually.

The Directors and Officers of the Investment Company and their principal employment are as follows:

                             POSITION HELD WITH                  PRINCIPAL OCCUPATIONS
  NAME AND ADDRESS         THE INVESTMENT COMPANY                 DURING PAST 5 YEARS
  ----------------         ----------------------      ------------------------------------------
Dolores J. Morrissey*  Chairman of the Board,          President, Mutual of America Securities
320 Park Avenue        President                       Corporation, since August 1996; Executive
New York, NY 10022     and Director                    Vice President and Assistant to the
                                                       President of the Adviser March 1996 to
                                                       December 1996; President and Chief
                                                       Executive Officer of the Adviser from June
                                                       1994 to March 1996; Executive Vice
                                                       President of the Adviser from September
                                                       1993 until June, 1994. Executive Vice
                                                       President of Mutual of America Life until
                                                       January 1994.
Manfred Altstadt*      Senior Executive Vice           Senior Executive Vice President and Chief
320 Park Avenue        President, Chief Financial      Financial Officer since September 1993 and
New York, NY 10022     Officer, Treasurer              Director since May 1993 of the Adviser.
                       and Director                    Senior Executive Vice President and Chief
                                                       Financial Officer of Mutual of America
                                                       Life and American Life.
Peter J. Flanagan      Director                        President of The Life Insurance Council of
551 Fifth Avenue                                       New York.
New York, NY 10176
George J. Mertz        Director                        Retired; formerly President of National
Ridgewood, NJ 07450                                    Industries for the Blind.
James J. Needham       Director                        Business Consultant to corporations on
Bridgehampton, NY                                      financial, planning and regulatory matters
                                                       during the past five years. Formerly
                                                       United States Ambassador to Japan,
                                                       Chairman of the New York Stock Exchange
                                                       and Commissioner of the Securities and
                                                       Exchange Commission.
Howard J. Nolan        Director                        President and C.P.O., United Way of San
P.O. Box 898                                           Antonio and Bexar County.
San Antonio, TX 78293
Stanley M. Lenkowicz   Secretary                       Senior Vice President and Deputy General
320 Park Avenue                                        Counsel of Mutual of America Life since
New York, NY 10022                                     March 1995; Senior Vice President and
                                                       Associate General Counsel from October
                                                       1992 to March 1995. Prior thereto, Vice
                                                       President and Counsel of Home Life
                                                       Insurance Company.

                                     SAI-7

                          POSITION HELD WITH                  PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS       THE INVESTMENT COMPANY                 DURING PAST 5 YEARS
 ----------------       ----------------------      ------------------------------------------
Patrick A. Burns    Senior Executive Vice President Senior Executive Vice President and
320 Park Avenue     and General Counsel             General Counsel since September 1993 of
New York, NY 10022                                  the Adviser. Senior Executive Vice
                                                    President and General Counsel of Mutual of
                                                    America Life and American Life since
                                                    February 1994. Prior thereto, Executive
                                                    Vice President and General Counsel of
                                                    Mutual of America Life and American Life.

-------
* Mr. Altstadt and Ms. Morrissey are "interested persons" within the meaning of the 1940 Act.

The officers and directors of the Investment Company own none of its outstanding shares. The Investment Company has no Audit Committee.

Pursuant to the terms of the Investment Advisory Agreement described under the caption "Investment Advisory Arrangements", Mutual of America Capital Management Corporation (the "Adviser"), as investment adviser, pays all compensation of officers and employees of the Investment Company as well as the fees of all directors of the Investment Company who are affiliated persons of the Adviser or its affiliates. Set forth below is a table showing compensation paid to the directors during 1996.

                                                    PENSION OR                       TOTAL COMPENSATION FROM
                         AGGREGATE COMPENSATION RETIREMENT BENEFITS ESTIMATED ANNUAL INVESTMENT COMPANY AND
                                  FROM          ACCRUED AS PART OF   BENEFITS UPON       OTHER INVESMENT
    NAME OF DIRECTOR       INVESTMENT COMPANY      FUND EXPENSES       RETIREMENT     COMPANIES IN COMPLEX
    ----------------     ---------------------- ------------------- ---------------- -----------------------
Manfred Altstadt........           None(1)             None               None                  None(1)
Dolores J. Morrissey....           None(1)             None               None                  None(1)
Peter J. Flanagan.......        $14,860(2)             None               None               $14,860(2)
George J. Mertz.........        $15,961(2)             None               None               $15,961(2)
James J. Needham........        $17,625(2)             None               None               $17,625(2)
Howard J. Nolan.........        $14,377(2)             None               None               $14,377(2)

-------
(1) As an employee of the Adviser or its affiliate and as "interested persons" of the Investment Company, Ms. Morrissey and Mr. Altstadt serve as directors of the Investment Company without compensation.
(2) Directors who are not "interested persons" of the Investment Company receive from the Investment Company an annual retainer of $10,000 (previously $5,000) and a fee of $750 for each Board or Committee meeting attended. In addition, business travel and accident insurance and life insurance of $75,000 is provided.

                       INVESTMENT ADVISORY ARRANGEMENTS

Investment Adviser. The Investment Company's investment adviser is Mutual of America Capital Management Corporation (the "Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. Prior to November 3, 1993, Mutual of America Life was the investment adviser to the Investment Company, pursuant to an investment advisory agreement between the Investment Company and Mutual of America Life, as investment adviser.

Subject at all times to the supervision and approval of the Investment Company's Board of Directors and except as discussed below under "Subadvisers", the Adviser renders investment advisory services with respect to the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds in a manner consistent with their stated investment policies, objectives and restrictions. In connection therewith, the Adviser advises the Investment Company as to what investments should be purchased and sold and places orders for all such purchases and sales on behalf of the Investment Company. The Adviser is a registered investment adviser.

Advisory Fees. As compensation for its investment advisory services to each of the Funds of the Investment Company, the Adviser will receive a fee calculated as a daily charge at the annual rates of .125% of the value of the net assets in the Equity Index Fund; .25% of the value of the net assets in the Money Market Fund; and .50% of the value of the net assets in the All America, Bond, Short-Term Bond, Mid-Term Bond and Composite Funds; and .85% of the value of the net assets in the Aggressive Equity Fund. The total amount of Investment Advisory fees paid in 1995 by the Investment Company to Mutual of America Life was $5,627,349, of which $211,088 was paid by the Money Market Fund; $2,248,272 was paid by the All America Fund; $1,391,001 was paid by the Bond Fund; $1,272,077 was paid by the Composite Fund; $40,145 was paid by the Equity Index Fund; $14,478 was paid by the Short-Term Bond Fund; $124,503 was paid by the Mid-Term Bond Fund; and $325,785 was paid by the Aggressive Equity Fund. The total amount of Investment Advisory fees paid in 1996 by the Investment Company to the Adviser was $7,181,252, of which $152,048 was paid by the Money Market Fund;

                                     SAI-8

$2,924,546 was paid by the All America Fund; $91,790 was paid by the Equity Index Fund; $1,544,608 was paid by the Bond Fund; $56,971 was paid by the Short-Term Bond Fund; $163,102 was paid by the Mid-Term Bond Fund; $1,412,746 was paid by the Composite Fund; and $835,441 was paid by the Aggressive Equity Fund.

Advisory Agreement. The Investment Advisory Agreement (the "Advisory Agreement") was last approved by a majority of the non-interested members of the Investment Company's Board of Directors (the "non-interested directors") on February 23, 1993, and by a majority vote of each Fund's shareholders on April 13, 1993. Pursuant to an assumption agreement dated November 3, 1993, the Adviser assumed the rights and duties of Mutual of America Life under the investment advisory agreement. Supplements to the Advisory Agreement to permit the Adviser to enter into subadvisory agreements for the All America Fund and Aggressive Equity Fund were approved by a majority of the non-interested directors on November 16, 1993. The supplement relating to the All America Fund was approved by a majority vote of the Fund's shareholders on April 14, 1994, and the supplement relating to the Aggressive Equity Fund was approved by a vote of the Fund's shareholders on May 1, 1995.

The Advisory Agreement terminates automatically in the event of its assignment or, with respect to any Fund, upon 60 days' notice given by the Investment Company's Board of Directors, by the Adviser or by majority vote (as defined in the Investment Company Act of 1940 and the rules thereunder) of the Fund's shares. Otherwise, the Advisory Agreement will continue in force with respect to any Fund so long as its continuance is approved at least annually by (i) a majority of the members of the Investment Company's Board of Directors, or
(ii) a majority vote (as defined in the Investment Company Act of 1940 and the rules thereunder) of the Fund's Shareholders; provided that in either event such continuance will also be approved by the vote of a majority of directors who are not interested persons (as defined in the Investment Company Act of 1940).

Under the Advisory Agreement, the Adviser agrees to provide investment management services to the Investment Company. Such services include performing investment research and evaluating pertinent economic, statistical and financial data; consultation with the Investment Company's Board of Directors and furnishing to the Investment Company's Board of Directors recommendations with respect to the overall investment plan; implementation of the overall investment plan, including carrying out decisions to acquire or dispose of investments; management of investments; reporting to the Investment Company's Board of Directors on a regular basis on the implementation of the investment plan and the management of investments; maintaining all required records; making arrangements for the safekeeping of assets; and providing office space facilities, equipment, material and personnel necessary to fulfill its obligations.

The Adviser is responsible for all expenses incurred in performing the investment advisory services, including compensation of officers and payment of office expenses, trading investment and investment management.

Each Fund will pay all other expenses incurred in its operation, including brokers' commissions, transfer taxes and other fees relating to the Fund's portfolio transactions, directors' fees and expenses, fees and expenses of its independent certified public accountants and of its legal counsel, the cost of the printing and mailing of semi-annual reports to shareholders, Proxy Statements, Prospectuses, Prospectus Supplements and Statements of Additional Information, the printing of registration statements, bank transaction charges and custodian's fees, any proxy solicitors' fees and expenses, SEC filing fees, any federal, state or local income or other taxes, any membership fees of the Investment Company Institute and similar organizations, fidelity bond and directors' liability insurance premiums, as well as any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. The Adviser voluntarily reimburses or pays all of the expenses of the Funds other than advisory fees, brokers' commissions, transfer taxes and other fees relating to the Funds' portfolio transactions and paid all such expenses in 1995. The payment of expenses results in an increase to each Fund's yield or total return. The Adviser may discontinue or modify its policy of paying expenses of the Funds at any time.

The Subadvisers. With respect to the management of a portion of the approximately 30% of the assets allocated to the All America Fund (the "Active Assets"), the Adviser engages subadvisory services of three subadvisers-- Palley-Needelman Asset Management, Inc. ("Palley-Needelman"), Oak Associates, Ltd. ("Oak Associates") and Fred Alger Management, Inc. ("Alger Management"), (each a "Subadviser", and together the "Subadvisers"). Each Subadviser is registered as an investment adviser under the Investment Advisers Act of 1940.

Each of the Subadvisers, with respect to the assets for which it acts as subadviser, shall, subject to the supervision of the Adviser and the Board of Directors of the Investment Company, render investment advisory services and assume the obligations including research, making recommendations and regular reports to the Board of Directors of the Investment Company, maintenance of records, and providing all the office space, facilities, equipment, material and personnel necessary to fulfill its obligations under the Subadvisory Agreement.

                                     SAI-9

Subadvisory Fees. Each of the Subadvisory Agreements provides that the Adviser will pay to the Subadviser an amount calculated daily at the following annual rates: Palley-Needelman, .30%; Oak Associates, .30%; and Alger Management,
 .45%; of the value of the net assets for which the Subadviser is providing investment advisory services. The Subadvisory Agreement between the Adviser and Mitchell Hutchins Institutional Investors, Inc. ("Mitchell Hutchins") was terminated on June 15, 1995, and the Subadvisory Agreement between the Adviser and C.J. Lawrence/Deutsche Bank Securities Corporation ("C.J. Lawrence") was terminated on September 30, 1995, which provided for subadvisory fees of .50% for Mitchell Hutchins, and .50% of the first $15 million and .30% thereafter for C.J. Lawrence, of the value of the net assets for which subadvisory services were provided.

The fees paid to the Subadvisers during 1996 were as follows: Palley-Needelman, $175,250; Oak Associates, $183,308; and Alger Management, $243,662. The fees paid during 1995 by the Adviser to the Subadvisers totalled $654,396, and the amounts to each Subadviser were Palley-Needelman, $132,923; Oak Associates, $150,434; Alger Management, $236,298; Mitchell Hutchins, $72,875; and C.J. Lawrence, $61,866.

Subadvisory Agreements. The Subadvisory Agreements were approved by a majority of the non-interested directors on February 22, 1994. The Subadvisory Agreements with the Subadvisers for the All America Fund were approved by a majority vote of the Fund's shareholders on April 14, 1994 and by a majority vote of the Aggressive Equity Fund's shareholders on May 1, 1994.

Each agreement terminates automatically in the event of its assignment or upon 60 days' notice given by the Investment Company's Board of Directors, by the Adviser or by a majority vote (as defined in the Investment Company Act of 1940 and the rules thereunder) of the related Fund's shares. Otherwise, each Subadvisory Agreement will continue in force so long as its continuance is approved at least annually by (i) a majority of the members of the Investment Company's Board of Directors, or (ii) a majority vote (as defined in the Investment Company Act of 1940 and the rules thereunder) of the All America Fund's shareholders; provided that in either event such continuance will also be approved by the vote of a majority of directors who are not interested persons (as defined in the Investment Company Act of 1940).

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser and each Subadviser are responsible for decisions to buy and sell securities for the Funds of the Investment Company for which they provide services as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. As a general matter, the Adviser and Subadvisers select broker-dealers which, in their best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. The Adviser and Subadvisers may place certain orders with their affiliates, subject to the requirements of the 1940 Act.

During 1995, Mutual of America Securities Corporation, an affiliate of the Adviser, acted as an introducing broker for certain securities transactions. In connection with such activities, Mutual of America Securities Corporation received $79,000, which represented approximately 7.9% of the total brokerage commissions paid by the Investment Company and approximately 5.8% of the aggregate dollars of transactions effected by the Investment Company. In addition, Deutsche Bank Securities Corporation and Fred Alger & Co., each an affiliate of a Subadviser, received brokerage commissions during 1995. Deutsche Bank Securities Corporation received $12,000 and Alger & Co. received $61,000, which represented approximately 1.2% and 6.1%, respectively, of the total brokerage commissions paid by the Investment Company and approximately 1.42% and 4.52%, respectively, of the aggregate dollars of transactions effected by the Investment Company. During 1996, Mutual of America Securities Corporation, an affiliate of the Adviser, acted as an introducing broker for certain securities transactions. In connection with such activities, Mutual of America Securities Corporation received $70,708, which represented approximately 5.5% of the total brokerage commissions paid by the Investment Company and approximately 6.25% of the aggregate dollars of transactions effected by the Investment Company. In addition, Fred Alger & Co., an affiliate of a Subadviser, received brokerage commissions during 1996. Fred Alger & Co. received $72,555, which represented approximately 5.7% of the total brokerage commissions paid by the Investment Company and approximately 4.7% of the aggregate dollars of transactions effected by the Investment Company. When purchasing or selling securities trading on the over-the-counter market, the Adviser, and each Subadviser, will generally execute the transaction with a broker engaged in making a market for such securities.

Brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data, and research reports on particular companies and industries are customarily provided by brokerage firms to large investors. In negotiating commissions, consideration is given by the Adviser, and each Subadviser, to the use and value of the data and to the quality of execution

                                    SAI-10
provided. The valuation of such data may be judged with reference to a particular order or, alternatively, may be judged in terms of its value to the overall management of the Investment Company.

The Adviser, and each Subadviser, will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. The Adviser, and each Subadviser, uses these services in connection with all of its investment activities, and some of the data or services obtained in connection with the execution of transactions for the Investment Company may be used in managing other investment accounts. Conversely, data or services obtained in connection with transactions in other accounts may be used by the Adviser, and each Subadviser, in providing investment advice to the Investment Company. To the extent that the Adviser, and each Subadviser, uses research and statistical data services so obtained, its expenses may be reduced and such data has therefore been and is one of the factors considered by the Adviser, and each Subadviser, in determining its fee for investment advisory services.

At times, transactions for the Investment Company may be executed together with purchases or sales of the same security for other accounts of the Adviser or a Subadviser. When making concurrent transactions for several accounts, an effort is made to allocate executions fairly among them. Transactions of this type are executed only when the Adviser, or a Subadviser, believes it to be in the best interests of the affected Fund(s), as well as any other accounts involved. However, the possibility exists that concurrent executions may work out to the disadvantage of the Fund(s) involved.

PORTFOLIO TURNOVER

Rate of portfolio turnover will not be a limiting factor when management of the Investment Company deems it appropriate to purchase or sell securities for a Fund. The portfolio turnover rate in any year will depend on market conditions.

The Money Market Fund will seek maximum return on its assets by trading to take advantage of short-term market variations. For this reason, and because of the short-term nature of the money market instruments that will be purchased by the Fund, the Money Market Fund will probably have a high annual rate of portfolio turnover that cannot be predicted (although the Money Market Fund may be deemed not to have a calculable turnover rate for reporting purposes because all or most of its portfolio securities are excluded under the method of calculation of turnover rate prescribed by the Securities and Exchange Commission).

The Aggressive Equity Fund and the Active Assets of the All America Fund generally will not hold all of their investments for an extended period.

Since the Equity Index Fund and the Indexed Assets of the All America Fund will each attempt to duplicate the investment results of the S&P 500 Index, it is expected that each will hold investments generally for longer periods.

The Bond Funds may realize short-term gains to the extent such realizations are considered advantageous in light of existing market conditions.

The types and proportions of the Composite Fund's assets are expected to change frequently to reflect prevailing market conditions. Within the Fund, it would be expected that the annual rate of portfolio turnover for the equity securities invested in the Fund would be similar to the annual rate of portfolio turnover of the Aggressive Equity Fund and the Active Assets of the All America Fund, and the annual rate of portfolio turnover for the publicly traded debt securities invested in by the Fund would be similar to the annual rate of portfolio turnover of the Bond Funds.

                      PURCHASE AND PRICING OF SECURITIES

As stated in the Prospectus, the Investment Company will offer and sell its shares at each Fund's per share net asset value, which will be determined in the manner set forth below.

The net asset value of the shares of each Fund (i.e., the sum of the value of the securities held by that Fund plus any cash or other assets including accrued expenses) is determined once daily by the Investment Adviser immediately after the declaration of dividends, if any, and is determined as of the time of the close of trading on the New York Stock Exchange on each day during which such Exchange is open for trading, with the exception of the Friday after Thanksgiving and, for 1997, Friday December 26 when the Investment Company is closed ("Valuation Day"). The net asset value per share of each Fund for any Valuation Period (i.e., the period beginning on the close of business on the preceding Valuation Day and ending on the close of business on the next Valuation Day), is the amount obtained by multiplying the net asset value per share as of the preceding Valuation Period by that Fund's Change Factor (described below) for the period beginning on the

                                    SAI-11
close of business on the preceding Valuation Day and ending on the close of business on the next Valuation Day ("Valuation Period").

The Change Factor for each Fund for any Valuation Period is determined as:
  (a) the ratio of (i) the net asset value of the Fund at the end of the current Valuation Period, before any amounts are allocated to or withdrawn from the Fund with respect to that Valuation Period, to (ii) the net asset value of the Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by
  (b) 1.00000 plus the component of the annual rate of the Investment Adviser's fee against a Fund's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period (see "Investment Advisory Arrangements").

The methods used to value the assets of each Fund are set forth in the Prospectus.

                       YIELD AND PERFORMANCE INFORMATION

Performance information is computed separately for each Fund in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there can be no assurance that any historical results will continue.

Yield of the Money Market Fund. The Money Market Fund calculates a seven-day "current yield" (eight days when the seventh prior day has no net asset value because the Investment Company is closed on that day) based on a hypothetical shareholder account containing one share at the beginning of the seven-day period. The return is calculated for the period by determining the net change in the hypothetical account's value for the period, excluding capital changes. The net change is divided by the share value at the beginning of the period to give the base period return. This base period return is then multiplied by 365/7 to annualize the yield figure, which is carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the Money Market Fund are included in the hypothetical account for the beginning of the period but changes during the period are not included in the value for the end of the period. Values also reflect asset charges (for advisory fees) as well as brokerage fees and other expenses.

Current yields will fluctuate daily. Accordingly, yields for any given seven-day period do not necessarily represent future results. It should be remembered that yield depends on the type, quality, maturities and rates of return of the Money Market Fund's investments, among other factors. The Money Market Fund yield does not reflect the cost of insurance and other insurance company separate account charges. It also should not be compared to the yield of money market funds made available to the general public because they may use a different method to calculate yield. In addition, their yields are usually calculated on the basis of a constant one dollar price per share and they pay out earnings and dividends which accrue on a daily basis.

The following is an example of the calculation of the Money Market Fund's yield for the seven-day period ended December 31, 1996. Yields may fluctuate substantially from the example shown.

  1. Value for December 24, 1996

  2. Value for December 31, 1996 (exclusive of capital changes)
  3. Net change equals Line 1 subtracted from Line 2
  4. Base period return equals Line 3 divided by Line 1
  5. Current yield equals Line 4 annualized (multiplied by 365/8)

Calculation of Total Return and Average Annual Total Return. Total Return with respect to the shares of a Fund is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are reinvested in that Fund's shares immediately rather than paid to the investor in cash. The formula for Total Return with respect to a Fund's shares used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment the number of shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares on the last trading day of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Average Annual Total Return is measured by annualizing Total Return over the period.

                                    SAI-12

Yield of the Bond Funds. Yield of the shares of the Bond Funds will be computed by annualizing net investment income, as determined by the Commission's formula, calculated on a per share basis, for a recent one-month or 30-day period and dividing that amount by the net asset value per share of the Fund on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Yield of the Fund will vary from time to time depending upon market conditions, the composition of the portfolio and operating expenses allocated to the Fund.

Performance Comparisons. Each Fund may from time to time include the Total Return, the Average Annual Total Return and Yield of its shares in advertisements or in information furnished to shareholders. The Money Market Fund may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Any statements of a Fund's performance will also disclose the performance of the respective separate account issuing the Contracts.

Each Fund may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services ("Lipper") as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Fund may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron's, Business Week, CDA Technologies, Inc., Changing Times, Dow Jones Industrial Average, Financial Planning, Financial World, Forbes, Fortune, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Stanger's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of a Fund's shares against certain widely recognized standards or indices for stock and bond market performance.

The All America Fund and Equity Index Fund will be compared to the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index"), which is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Bond Fund will be compared to the Lehman Brothers Government/Corporate Bond Index (the "Lehman Government/Corporate Index"), which is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher ("investment grade") by a nationally recognized statistical rating agency.

The Short-Term Bond Fund will be compared to the Salomon Brothers 1-3 Year Bond Index, and the Mid-Term Bond Fund will be compared to the Salomon Brothers 3-7 Year Bond Index, which are comprised of the portion of the Salomon Brothers Broad Investment-Grade Bond Index ("BIG Index") with the maturity indicated. The BIG Index includes Treasury, Agency, mortgage and corporate securities. It is market-capitalization weighted and includes all fixed-rate bonds with a maturity of one year or longer and a minimum of $50 million amount outstanding at entry which remain in the index until their amount falls below $25 million ($200 million for mortgage securities).

The Aggressive Equity Fund will be compared to the Russell 2000 Index, which is a market capitalization weighted index of the 2000 smallest companies in the Russell 3000 Index. The Russell 2000 companies represent approximately 12% of the Russell 3000 total market capitalization, and the largest company in the Russell 2000 Index has a current market value of approximately $1 billion.

The Composite Fund will be compared to the S&P 500 Index, the Lehman Government/Corporate Index and the 90-day Treasury bill rate.

In reports or other communications to shareholders, the Investment Company may also describe general economic and market conditions affecting the Funds and may compare the performance of the Funds with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by the Adviser or any of the Subadvisers derived from such indices or averages.

                                    SAI-13

                     DESCRIPTION OF CORPORATE BOND RATINGS

Description of Corporate bond ratings of Moody's Investors Services, Inc.:
  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
  Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
  A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
  Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
  B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
  Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
  C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of corporate bond ratings of Standard & Poor's Corporation:
  AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is very strong.
  AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
  BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
  BB--B--CCC--CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
  C--The rating C is reserved for income bonds on which no interest is being paid.
  D--Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                    SAI-14

                             INDEPENDENT AUDITORS

The financial statements included in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                                 LEGAL MATTERS

The legal validity of the shares described in the Prospectus has been passed on by Patrick A. Burns, Esq., Senior Executive Vice President and General Counsel of the Investment Company.

                                   CUSTODIAN

The Custodian of the Investment Company's Fund securities and other assets is The Chase Manhattan Bank, N.A., New York, New York 10019.

                           DISTRIBUTION ARRANGEMENTS

The Investment Company sells its shares on a continuous basis only to the Separate Accounts of the Insurance Companies. Such shares are sold at their respective net asset values and without the imposition of a sales charge.

                             FINANCIAL STATEMENTS

Financial statements of the Investment Corporation for the year ended December 31, 1996 are included as follows:

 President's Message........................................................   1
 Portfolio Management Discussions...........................................   2
 Portfolio of Investments in Securities:
   Money Market Fund........................................................   9
   All America Fund.........................................................  10
   Equity Index Fund........................................................  18
   Bond Fund................................................................  24
   Short-Term Bond Fund.....................................................  27
   Mid-Term Bond Fund.......................................................  29
   Composite Fund...........................................................  31
   Aggressive Equity Fund...................................................  36
 Statement of Assets and Liabilities........................................  40
 Statement of Operations....................................................  41
 Statements of Changes in Net Assets........................................  42
 Financial Highlights.......................................................  44
 Notes to Financial Statements..............................................  50
 Report of Independent Public Accountants...................................  55

                                    SAI-15

                   MUTUAL OF AMERICA INVESTMENT CORPORATION

  We are pleased to report that the results for 1996 for the funds offered by the Mutual of America Investment Corporation were, overall, quite positive.

  Over the past year, the U.S. economy grew at a moderate pace, while inflation remained low and unemployment stayed steady at around 5.5%. The continuing infusion of cash into the equity markets saw the Dow Jones Industrial Average (up 28% for the year) and the Standard & Poor's 500 Stock Index (with a gain of nearly 23% for 1996) reach record highs. In the debt markets, short-term rates stayed fairly steady throughout the year, although long bond rates rose nearly 75 basis points.

  For 1997, the economy is expected to continue to grow, while estimates are that inflation will hover around the 3% level. Competitive pressures continue to be strong with low unemployment and with producers continuing to absorb higher cost.

  Shown below are the total return figures for each Fund of the Mutual of America Investment Corporation.

                      TWELVE MONTHS TO DECEMBER 31, 1996

     Money Market Fund................................................... + 5.3%
     All America Fund.................................................... +20.7%
     Equity Index Fund................................................... +22.7%
     Bond Fund........................................................... + 3.5%
     Short-Term Bond Fund................................................ + 4.9%
     Mid-Term Bond Fund.................................................. + 3.9%
     Composite Fund...................................................... +11.9%
     Aggressive Equity Fund.............................................. +27.1%

Please note that the above total return performance figures do not reflect the deduction of Separate Account fees and expenses which are imposed by Mutual of America Life Insurance Company and The American Life Insurance Company of New York, respectively.

On the pages which immediately follow are brief presentations for each fund (excepting the Money Market Fund) of its respective:

  .historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

  .equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

  .historical performance compared with appropriate indices.

The respective portfolios of each fund and the financial statements are presented in the pages which then follow.

Your participation in these Funds is appreciated.

                                      Sincerely,
                                      /s/ Dolores J. Morrissey
                                      Dolores J. Morrissey
                                      Chairman of the Board and President,
                                      Mutual of America Investment Corporation

                               MONEY MARKET FUND

  The Money Market Fund returned 5.3% for 1996, matching the Salomon Brothers three-month Treasury Bill Index return. The seven-day annualized yield as of 12/31/96 was 5.36%.

                                ALL AMERICA FUND

  The investment objective of approximately 60% of this Fund's assets is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's 500 Composite Index of 500 Stocks. The investment objective of the remaining assets is to achieve a high level of return by means of a diversified portfolio. These assets are managed by three sub-advisors and by Mutual of America Capital Management Corporation.

  For the year ended December 31, the Fund returned 20.7% compared to the S&P of 23.0%.


                                   [CHART]

                               All America Fund
                               ----------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,072                 20.7%           20.7%
Since 5/2/94       $17,045                 70.4%           22.2%
5 Years            $19,322                 92.2%           14.1%
10 Years           $35,692                256.9%           13.6%



                               S & P 500 Index
                               ---------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,300                 23.0%           23.0%
Since 5/2/94       $17,495                 74.9%           23.4%
5 Years            $20,296                103.0%           15.2%
10 Years           $41,306                313.1%           15.2%



                               Blended Index*
                               --------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,144                 21.4%           21.4%
Since 5/2/94
 (inception)       $16,971                 69.7%           22.0%



* Beginning with the Fund's 1997 financial statements, the Blended Index will no longer be used for comparative purposes. The Fund has determined that the S & P 500 index is more standard performance index that wil facilitate an investor's evaluation of the Fund's performance.

                               EQUITY INDEX FUND

  For the year ended December 31, 1996, the Equity Index Fund returned 22.7%. This approximates the return from the S&P 500 Index. (Please note that the S&P 500 is not subject to the fees and expenses that the Equity Index Fund must pay.) As of June 30th, Morningstar, the mutual fund rating service, increased the rating of our fund from four stars to five stars, Morningstar's highest rating.

  The main contributors to performance in 1996 included semi-conductor, footwear, financial, and oil and gas drilling stocks. All of these groups did sharply better than the index. Subperformance was shown by steel, health care, home building and trucking stocks--all of these groups had negative returns.


                                   [CHART]


                               Equity Index Fund
                               -----------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,275                 22.7%           22.7%
Since
  Inception*       $18,079                 80.8%           16.4%



                                   S & P 500
                                   ---------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,300                 23.0%           23.0%
Since
  Inception*       $18,332                 83.3%           16.8%

                                   BOND FUND

  The Bond Fund seeks a high level of return consistent with preservation of capital through investment in publicly traded debt securities. The Fund's return has been enhanced by its focus on corporate bonds which yield more than comparable segments of the Lehman Brothers Government/Corporate Bond Index. For 1996, the Fund returned 3.5% versus the Index return of 2.9%.


                                   [CHART]


                                   Bond Fund
                                   ---------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,349                  3.5%            3.5%
5 Years            $14,726                 47.3%            8.0%
10 Years           $21,091                110.9%            7.7%



                     Lehman Bros. Gov't./Corp. Bond Index
                     ------------------------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,290                  2.9%            2.9%
5 Years            $14,145                 41.4%            7.2%
10 Years           $22,362                123.6%            8.4%

                             SHORT-TERM BOND FUND

  The Short-Term Bond Fund maintains an average maturity between one and three years. Its objectives are to achieve a high total return within this maturity constraint and to maintain principal value. For 1996, the Fund returned 4.9%, slightly under-performing the Salomon Brothers 1-3 year Index return of 5.2%.


                                   [CHART]


                               Short-Term Bond Fund
                               --------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,494                  4.9%            4.9%
Since
  Inception*       $11,985                 19.8%            4.7%



                       Salomon Bros. 1-3 Year Bond Index
                       ---------------------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,516                  5.2%            5.2%
Since
  Inception*       $12,257                 22.6%            5.3%

                              MID-TERM BOND FUND

  The average maturity of this Fund will be between three and seven years. Investment grade securities must be purchased with 80% of its assets and a broad industry diversification is permitted. The Fund emphasized U.S. Treasury securities due to the historically narrow spreads between corporate debt securities and government debt securities in its maturity range. The Fund returned 3.9% for 1996 matching the Salomon Brothers 3-7 year Index return of 3.9%.


                                   [CHART]


                               Mid - Term Bond Fund
                               --------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,389                  3.9%            3.9%
Since
  Inception*       $12,510                 25.1%            5.9%



                       Salomon Bros. 3-7 Year Bond Index
                       ---------------------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,387                  3.9%            3.9%
Since
  Inception*       $12,669                 26.7%            6.2%

                                COMPOSITE FUND

  The Composite Fund returned 11.9% for 1996, compared to a blended index (stocks, bonds/Treasury Bills) return of 13.0%. The equity portion of the Fund increased by 20.5% for the year, compared to a total return for the S&P 500 of 23%. The bond portion of the fund increased by 4.1% for the year, compared to a 2.9% return for the Lehman Brothers Government/Corporate Index. The asset allocation remains approximately the same since August when it was changed to 50% stocks, 35% bonds, and 15% money market instruments. Strong performance in energy-related and transportation stocks was partially offset by poor performance in technology and consumer staple-related issues.



                                   [CHART]


                               Composite Fund
                               --------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $11,189                  11.9%           11.9%
5 Years            $16,412                  64.1%           10.4%
10 Years           $27,370                 173.7%           10.6%



                                   S & P 500 Index
                                   ---------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,300                  23.0%           23.0%
5 Years            $20,309                 103.1%           15.2%
10 Years           $41,335                 313.4%           15.2%


                    50% S & P 500 Index / 50% Lehman Bros.
                       Gov't/Corp. Bond Index (Blended)*
                    --------------------------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $11,295                  13.0%           13.0%
5 Years            $17,065                  70.7%           11.3%
10 Years           $30,815                 208.2%           11.9%



                      Lehman Bros. Gov't/Corp Bond Index
                      ----------------------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,290                   2.9%            2.9%
5 Years            $14,145                  41.4%            7.2%
10 Years           $22,362                 123.6%            8.4%

* Beginning with the Fund's 1997 financial statements, this blended index will no longer be used. The Fund has determined that the S & P 500 Index and the Lehman Brothers Government/Corporate Bond Index and the 90 - day Treasury Bill rate, shown separately, would be more appropriate in evaluating the Fund's performance based on the types of securities in which it invests.

                            AGGRESSIVE EQUITY FUND


  The Aggressive Equity Fund has approximately 50% of its assets in value stocks and 50% in growth stocks. Overall, the Fund seeks to produce an above average long-term return, recognizing that at times, value will outperform growth and vice-versa. Overall results for 1996 showed a gain of 27.1% compared to a 16.5% gain in the Russell 2000 Index. The gain in the Value segment of the Fund was 34.4%, compared to a gain of 21.4% in the Russell 2000 Value Index. The gain in the Growth segment of the Fund was 22.3%, compared to a gain of 11.3% in the Russell 2000 Growth Index. Positive contributors to this year's performance included the energy, capital goods and technology sectors.


                                   [CHART]


                               Aggressive Equity Fund
                               ----------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,711                 27.1%           27.1%
Since
  Inception*       $18,608                 86.1%           26.3%



                              Russell 2000 Index
                              ------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $11,649                 16.5%           16.5%
Since
  Inception*       $14,730                 47.3%           15.7%



                                S & P 500 Index
                                ---------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,300                 23.0%           23.0%
Since
  Inception*       $17,494                 74.9%           23.4%

* Beginning with the Fund's 1997 financial statements, the S & P 500 Index will no longer be used for comparative purposes. The Fund has determined that the Russell 2000 Index would be more appropriate in evaluating the Fund's performance based on the types of securities in which it invests.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                       DISCOUNT             FACE     AMORTIZED
                               RATING*   RATE   MATURITY   AMOUNT      COST
                               ------- -------- -------- ---------- -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (100.0%):
 Air Products & Chemicals
  Corp. ......................  A1/P1    5.38%  01/14/97 $1,369,000 $ 1,366,333
 Air Products & Chemicals
  Corp. ......................  A1/P1    5.30   01/15/97  2,340,000   2,335,146
 Alabama Power Co. ...........  A1/P1    5.32   02/06/97  2,740,000   2,725,373
 Associates Corp. ............ A1+/P1    5.31   01/21/97  3,500,000   3,489,614
 Baltimore Gas & Electric
  Co. ........................  A1/P1    5.31   01/10/97  3,150,000   3,145,795
 Banc One Funding.............  A1/P1    5.31   01/07/97    400,000     399,643
 Bell Atlantic Capital Fund-
  ing.........................  A1/P1    5.70   01/15/97    725,000     723,391
 Bell Atlantic Capital Fund-
  ing.........................  A1/P1    5.60   01/29/97    600,000     597,382
 Daimler-Benz NA..............  A1/P1    5.30   02/04/97  1,000,000     994,965
 Daimler-Benz NA..............  A1/P1    5.30   01/08/97  2,180,000   2,177,725
 Ford Motor Credit Corp. .....  A1/P1    5.31   01/09/97  3,500,000   3,495,819
 Gannett, Inc. ...............  A1/P1    5.35   01/13/97    505,000     504,096
 General Electric Capital
  Corp. ...................... A1+/P1    5.30   01/07/97    835,000     834,257
 General Electric Capital
  Corp. ...................... A1+/P1    5.31   01/17/97  1,500,000   1,496,438
 Great Lakes Chemical Corp. ..  A1/P1    5.40   01/22/97  3,595,000   3,583,643
 IBM Credit Corp. ............  A1/P1    5.31   01/17/97  2,200,000   2,194,776
 IBM Credit Corp. ............  A1/P1    5.37   01/09/97  1,510,000   1,508,192
 International Lease Fin.
  Corp. ......................  A1/P1    5.50   01/17/97  2,050,000   2,044,979
 International Lease Fin.
  Corp. ......................  A1/P1    5.28   01/06/97  1,500,000   1,498,891
 Interstate Power Corp. ......  A1/P1    5.33   01/14/97  3,500,000   3,493,219
 Knight Ridder................ A1+/P1    5.30   01/06/97  2,275,000   2,273,307
 Knight Ridder................ A1+/P1    5.30   01/17/97  1,400,000   1,396,665
 Lucent Technologies..........  A1/P1    5.38   01/17/97    700,000     698,320
 Merrill Lynch & Co., Inc. ... A1+/P1    5.44   01/21/97  1,071,000   1,067,715
 Merrill Lynch & Co., Inc. ... A1+/P1    5.33   01/21/97  2,000,000   1,994,002
 Morgan J.P. & Co. ........... A1+/P1    5.38   01/10/97    365,000     364,508
 Morgan J.P. & Co. ........... A1+/P1    5.40   01/10/97    739,000     738,000
 Northern States Power........ A1+/P1    5.30   01/07/97  2,600,000   2,597,675
 Petrofina Delaware Inc. .....  A1/P1    6.50   01/02/97  1,337,000   1,336,759
 PHH Corp. ...................  A1/P1    5.48   01/31/97  3,025,000   3,011,142
 Raytheon Co. ................  A1/P1    5.33   01/14/97    449,000     448,132
 Raytheon Co. ................  A1/P1    5.34   01/17/97  2,000,000   1,995,235
 Smithkline Beecham...........  A1/P1    5.27   01/06/97  3,000,000   2,997,791
 Sony Capital Corp. ..........  A1/P1    5.50   01/22/97  2,000,000   1,993,571
 Toyota Motor Credit Corp. ... A1+/P1    5.30   01/16/97  3,600,000   3,591,943
 UBS Finance Del. Inc. ....... A1+/P1    7.75   01/02/97  2,475,000   2,474,467
 UBS Finance Del. Inc. ....... A1+/P1    5.75   01/03/97  1,400,000   1,399,552
 Warner-Lambert Co. .......... A1+/P1    5.30   01/06/97  3,500,000   3,497,391
 Washington Gas Light Compa-
  ny.......................... A1+/P1    5.31   01/17/97  1,000,000     997,627
 Weyerhaeuser Co. ............  A1/P1    5.42   01/16/97    520,000     518,822
 Weyerhaeuser Co. ............  A1/P1    5.38   01/16/97    630,000     628,584
 Weyerhaeuser Co. ............  A1/P1    5.29   01/07/97    955,000     954,150
 Wisconsin Electric Fuel...... A1+/P1    5.31   01/13/97  2,199,000   2,195,079
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURI-
 TIES
 (Cost: $77,780,114) 100%.....                                      $77,780,114
                                                                    ===========

-------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investors Services, Inc.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEXED PORTION:
COMMON STOCKS
3Com Corp. ...............................................  11,900 $    873,162
Abbott Laboratories.......................................  53,400    2,710,050
Advanced Micro Devices, Inc. .............................   9,400      242,050
Aetna, Inc. ..............................................  10,300      824,000
Ahmanson (H.F.) & Co. ....................................   7,200      234,000
Air Products & Chemicals Corp. ...........................   7,700      532,262
Airtouch Communications, Inc. ............................  34,400      868,600
Alberto Culver Co. Cl B...................................   1,900       91,200
Albertson's, Inc. ........................................  17,300      616,312
Alcan Aluminum Ltd. ......................................  15,500      521,187
Alco Standard Corp. ......................................   8,900      459,462
Alexander & Alexander Svcs. ..............................   3,100       53,862
Allegheny Teledyne Inc. ..................................  12,000      276,000
Allergan, Inc. ...........................................   4,500      160,312
AlliedSignal, Inc. .......................................  19,400    1,299,800
Allstate Corp. ...........................................  30,500    1,765,187
Alltel Corp. .............................................  13,000      407,875
Aluminum Co. of America...................................  11,900      758,625
Alza Corp. ...............................................   5,800      150,075
Amdahl Corp. .............................................   8,300      100,637
Amerada Hess Corp. .......................................   6,400      370,400
American Brands, Inc. ....................................  11,700      580,612
American Electric Power Co. ..............................  12,900      530,512
American Express Co. .....................................  32,500    1,836,250
American General Corp. ...................................  14,000      572,250
American Greetings Corp. Cl A.............................   5,100      144,712
American Home Products Corp. .............................  43,900    2,573,637
American Int'l. Group, Inc. ..............................  32,200    3,485,650
American Stores Co. ......................................  10,000      408,750
Ameritech Corp. ..........................................  37,700    2,285,562
Amgen, Inc. ..............................................  18,200      989,625
Amoco Corp. ..............................................  34,200    2,753,100
Amp, Inc. ................................................  15,100      579,462
AMR Corp. ................................................   6,200      546,375
Andrew Corp. .............................................   4,100      217,556
Anheuser Busch Cos., Inc. ................................  34,300    1,372,000
Aon Corp. ................................................   7,400      459,725
Apple Computer, Inc. .....................................   8,500      177,437
Applied Materials, Inc. ..................................  12,300      442,031
Archer Daniels Midland Co. ...............................  37,400      822,800
Armco, Inc. ..............................................   7,300       30,112
Armstrong World Inds., Inc. ..............................   2,800      194,600
Asarco, Inc. .............................................   2,900       72,137
Ashland, Inc. ............................................   4,400      193,050
AT&T Corp. ............................................... 111,300    4,841,550
Atlantic Richfield Co. ...................................  11,000    1,457,500
Autodesk, Inc. ...........................................   3,100       86,800
Automatic Data Processing, Inc. ..........................  19,900      853,212
AutoZone, Inc. ...........................................  10,100      277,750
Avery Dennison Corp. .....................................   7,200      254,700
Avon Products, Inc. ......................................   9,100      519,837

                                                           SHARES     VALUE
                                                           ------- ------------
Baker Hughes, Inc. .......................................   9,900 $    341,550
Ball Corp.................................................   2,100       54,600
Baltimore Gas & Electric Co. .............................  10,100      270,175
Banc One Corp.............................................  29,400    1,264,200
Bank of Boston Corp.......................................  10,500      674,625
Bank of New York, Inc. ...................................  26,900      907,875
BankAmerica Corp..........................................  24,600    2,453,850
Bankers Trust New York Corp...............................   5,600      483,000
Bard (C.R.), Inc. ........................................   3,900      109,200
Barnett Banks, Inc. ......................................  13,400      551,075
Barrick Gold Corp.........................................  24,500      704,375
Battle Mountain Gold Co. .................................  15,400      105,875
Bausch & Lomb, Inc. ......................................   3,800      133,000
Baxter International, Inc. ...............................  18,700      766,700
Bay Networks, Inc. .......................................  13,300      277,637
Becton Dickinson & Co. ...................................   8,600      373,025
Bell Atlantic Corp. ......................................  30,100    1,948,975
BellSouth Corp............................................  68,200    2,753,575
Bemis Co. ................................................   3,600      132,750
Beneficial Corp...........................................   3,700      234,487
Bethlehem Steel Corp......................................   7,700       69,300
Beverly Enterprises, Inc. ................................   6,800       86,700
Biomet, Inc. .............................................   7,900      119,487
Black & Decker Corp.......................................   6,000      180,750
Block (H & R), Inc. ......................................   7,100      205,900
Boatmen's Bancshares, Inc. ...............................  10,600      683,700
Boeing Co. ...............................................  24,600    2,616,867
Boise Cascade Corp........................................   3,300      104,775
Boston Scientific Corp....................................  12,200      732,000
Briggs & Stratton Corp....................................   2,000       88,000
Bristol-Myers Squibb Co. .................................  34,400    3,741,000
Brown-Forman Corp. Cl B...................................   4,700      215,025
Browning Ferris Inds., Inc. ..............................  14,600      383,250
Brunswick Corp............................................   6,800      163,200
Burlington Northern Santa Fe..............................  10,500      906,937
Burlington Resources, Inc. ...............................   8,600      433,225
Cabletron Systems, Inc. ..................................  10,700      355,775
Caliber System, Inc ......................................   2,700       51,975
Campbell Soup Co. ........................................  16,100    1,292,025
Carolina Power & Light Co. ...............................  10,400      379,600
Case Corp.................................................   5,000      272,500
Caterpillar, Inc. ........................................  13,200      993,300
Centex Corp. .............................................   2,000       75,250
Central & South West Corp. ...............................  14,500      371,562
Ceridian Corp. ...........................................   4,700      190,350
Champion International Corp. .............................   6,600      285,450
Charming Shoppes, Inc. ...................................   7,200       36,450
Chase Manhattan Corp. ....................................  30,100    2,686,425
Chevron Corp. ............................................  44,800    2,912,000
Chrysler Corp. ...........................................  50,000    1,650,000
Chubb Corp. ..............................................  12,000      645,000
CIGNA Corp. ..............................................   5,200      710,450
Cincinnati Milacron, Inc. ................................   2,700       59,062
Cinergy Corp. ............................................  10,800      360,450

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEXED PORTION (CONT'D):
Circuit City Stores, Inc. ................................   6,700 $    201,837
Cisco Systems, Inc. ......................................  44,600    2,837,675
Citicorp..................................................  32,300    3,326,900
Clorox Co. ...............................................   3,500      351,312
Coastal Corp. ............................................   7,200      351,900
Coca-Cola Co. ............................................ 170,900    8,993,612
Cognizant Corp. ..........................................  11,700      386,100
Colgate-Palmolive Co. ....................................  10,100      931,725
Columbia Gas System, Inc. ................................   3,800      241,775
Columbia HCA Healthcare Corp. ............................  46,100    1,878,575
Comcast Corp. Cl A........................................  22,400      399,000
Comerica, Inc. ...........................................   7,400      387,575
Compaq Computer Corp. ....................................  18,600    1,381,050
Computer Associates Intl., Inc. ..........................  25,100    1,248,725
Computer Sciences Corp. ..................................   5,200      427,050
Conagra, Inc. ............................................  16,500      820,875
Conrail, Inc. ............................................   5,500      547,937
Consolidated Edison Co NY, Inc. ..........................  16,100      470,925
Consolidated Natural Gas Co. .............................   6,500      359,125
Cooper Industries.........................................   7,400      311,725
Cooper Tire & Rubber Co. .................................   5,700      112,575
Coors (Adolph) Co. Cl B...................................   2,600       49,400
CoreStates Financial Corp. ...............................  15,300      793,687
Corning, Inc. ............................................  15,800      730,750
CPC International, Inc. ..................................   9,900      767,250
Crane Co. ................................................   3,200       92,800
Crown Cork & Seal Co., Inc. ..............................   8,800      478,500
CSX Corp. ................................................  14,900      629,525
CUC International, Inc. ..................................  27,000      641,250
Cummins Engine, Inc. .....................................   2,700      124,200
CVS Corp. ................................................   7,300      302,037
Cyprus Amax Minerals Co. .................................   6,400      149,600
Dana Corp. ...............................................   7,000      228,375
Darden Restaurants, Inc. .................................  10,800       94,500
Data General Corp. .......................................   2,700       39,150
Dayton Hudson Corp. ......................................  14,900      584,825
Dean Witter Discover & Co. ...............................  11,000      728,750
Deere & Co. ..............................................  17,700      719,062
Dell Computer Corp. ......................................  12,400      658,750
Delta Air Lines, Inc. ....................................   5,100      361,462
Deluxe Corp. .............................................   5,700      186,675
Digital Equipment Corp. ..................................  10,600      385,575
Dillard Dept. Stores, Inc. ...............................   7,800      240,825
Disney (Walt) Co. ........................................  46,600    3,244,525
Dominion Resources, Inc. .................................  12,400      477,400
Donnelley (R.R.) & Sons Co. ..............................  10,300      323,162
Dover Corp. ..............................................   7,700      386,925
Dow Chemical Co. .........................................  16,700    1,308,862
Dow Jones & Co., Inc. ....................................   6,600      223,575
Dresser Industries, Inc. .................................  12,100      375,100
DSC Communications Corp. .................................   8,100      144,787
DTE Energy Co. ...........................................  10,000      323,750

                                                           SHARES     VALUE
                                                           ------- ------------
Du Pont (E.I.) De Nemours.................................  38,700 $  3,652,312
Duke Power Co. ...........................................  13,800      638,250
Dun & Bradstreet Corp. ...................................  11,700      277,875
Eastern Enterprises.......................................   1,400       49,525
Eastman Chemical Co. .....................................   5,300      292,825
Eastman Kodak Co. ........................................  22,900    1,837,725
Eaton Corp. ..............................................   5,300      369,675
Echlin, Inc. .............................................   4,300      135,987
Echo Bay Mines, Ltd. .....................................   9,600       63,600
Ecolab, Inc. .............................................   4,400      165,550
Edison International......................................  29,800      592,275
EG&G, Inc. ...............................................   3,300       66,412
EMC Corp. ................................................  16,000      530,000
Emerson Electric Co. .....................................  15,400    1,489,950
Engelhard Corp. ..........................................   9,900      189,337
Enron Corp. ..............................................  17,500      754,687
Enserch Corp. ............................................   4,800      110,400
Entergy Corp. ............................................  15,900      441,225
Exxon Corp. ..............................................  85,300    8,359,400
Federal Express Corp. ....................................   7,800      347,100
Federal Home Loan Mtge Corp. .............................  12,300    1,354,537
Federal National Mtge. Assn. .............................  75,000    2,793,750
Federated Department Stores...............................  14,300      487,987
Fifth Third Bancorp.......................................   7,300      458,531
First Bank System, Inc. ..................................   9,200      627,900
First Chicago NBD Corp. ..................................  21,900    1,177,125
First Data Corp. .........................................  30,700    1,120,550
First Union Corp. ........................................  19,500    1,443,000
Fleet Financial Group, Inc. ..............................  18,000      897,750
Fleetwood Enterprises, Inc. ..............................   2,400       66,000
Fleming Cos., Inc. .......................................   2,600       44,850
Fluor Corp. ..............................................   5,700      357,675
FMC Corp. ................................................   2,600      182,325
Ford Motor Co. ...........................................  81,400    2,594,625
Foster Wheeler Corp. .....................................   2,800      103,950
FPL Group, Inc. ..........................................  12,600      579,600
Freeport-McMoran Copper Cl B..............................  13,300      397,337
Frontier Corp. ...........................................  11,200      253,400
Fruit of the Loom, Inc. ..................................   5,300      200,737
Gannett, Inc. ............................................   9,700      726,287
Gap, Inc. ................................................  19,500      587,437
General Dynamics Corp. ...................................   4,300      303,150
General Electric Co. ..................................... 113,100   11,182,762
General Instrument Corp. .................................   9,400      203,275
General Mills, Inc. ......................................  10,800      684,450
General Motors Corp. .....................................  51,900    2,893,425
General Re Corp. .........................................   5,700      899,175
General Signal Corp. .....................................   3,400      145,350
Genuine Parts Co. ........................................   8,300      369,350
Georgia Pacific Corp. ....................................   6,300      453,600
Giant Food, Inc. .........................................   4,100      141,450
Giddings & Lewis, Inc. ...................................   2,300       29,612
Gillette Co. .............................................  30,600    2,379,150
Golden West Financial Corp. ..............................   3,900      246,187

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEXED PORTION (CONT'D):
Goodrich (B.F.) Co. ......................................   3,700 $    149,850
Goodyear Tire & Rubber Co. ...............................  10,700      549,712
GPU Inc. .................................................   8,300      279,087
Grainger (W.W.), Inc. ....................................   3,600      288,900
Great Atl. & Pac. Tea Co. ................................   2,600       82,875
Great Lakes Chemical Corp. ...............................   4,300      201,025
Great Western Financial Corp. ............................   9,500      275,500
Green Tree Financial Corp. ...............................   9,400      363,075
GTE Corp. ................................................  66,100    3,007,550
Guidant Corp. ............................................   5,000      285,000
Halliburton Co. ..........................................   8,600      518,150
Harcourt General, Inc. ...................................   4,900      226,012
Harland (John H.) Co. ....................................   2,100       69,300
Harnischfeger Industries, Inc. ...........................   3,400      163,625
Harrah's Entertainment, Inc. .............................   7,100      141,112
Harris Corp. .............................................   2,700      185,287
Hasbro, Inc. .............................................   5,900      229,362
Heinz (H.J.) Co. .........................................  25,300      904,475
Helmerich & Payne, Inc. ..................................   1,700       88,612
Hercules, Inc. ...........................................   7,000      302,750
Hershey Foods Corp. ......................................  10,500      459,375
Hewlett-Packard Co. ......................................  69,800    3,507,450
HFS Inc. .................................................   8,800      525,800
Hilton Hotels Corp. ......................................  16,900      441,512
Home Depot, Inc. .........................................  33,000    1,654,125
Homestake Mining Co. .....................................  10,100      143,925
Honeywell, Inc. ..........................................   8,700      572,025
Household International, Inc. ............................   6,700      618,075
Houston Industries, Inc. .................................  16,100      364,262
Humana, Inc. .............................................  11,200      214,200
Illinois Tool Works, Inc. ................................   8,500      678,937
Inco Ltd. ................................................  11,600      369,750
Ingersoll Rand Co. .......................................   7,500      333,750
Inland Steel, Inc. .......................................   3,400       68,000
Intel Corp. ..............................................  56,400    7,384,875
Intergraph Corp. .........................................   3,300       33,825
International Paper Co. ..................................  20,600      831,725
Interpublic Group of Cos., Inc. ..........................   5,600      266,000
Intl. Business Machines Corp. ............................  35,500    5,360,500
Intl. Flavors & Fragrances................................   7,600      342,000
ITT Corp. ................................................   8,000      347,000
ITT Hartford Group, Inc. .................................   8,100      546,750
ITT Industries, Inc. .....................................   8,100      198,450
James River Corp. of VA...................................   5,900      195,437
Jefferson-Pilot Corp. ....................................   4,900      277,462
Johnson & Johnson.........................................  91,500    4,552,125
Johnson Controls, Inc. ...................................   2,800      232,050
Jostens, Inc. ............................................   2,700       57,037
Kaufman & Broad Home Corp. ...............................   2,700       34,762
Kellogg Co. ..............................................  14,500      951,562
Kerr-McGee Corp. .........................................   3,300      237,600
KeyCorp...................................................  15,500      782,750

                                                           SHARES     VALUE
                                                           ------- ------------
Kimberly Clark Corp. .....................................  19,400 $  1,847,850
King World Productions, Inc. .............................   2,600       95,875
Kmart Corp. ..............................................  33,200      344,450
Knight-Ridder, Inc. ......................................   6,400      244,800
Kroger Corp. .............................................   8,700      404,550
Laidlaw, Inc. Cl B........................................  21,600      248,400
Lilly (Eli) & Co. ........................................  37,900    2,766,700
Limited (The), Inc. ......................................  18,600      341,775
Lincoln National Corp. ...................................   7,200      378,000
Liz Claiborne, Inc. ......................................   4,900      189,262
Lockheed Martin Corp. ....................................  13,200    1,207,800
Loews Corp. ..............................................   7,900      744,575
Longs Drug Stores, Inc. ..................................   1,300       63,862
Louisiana Land & Exploration..............................   2,300      123,337
Louisiana-Pacific Corp. ..................................   7,500      158,437
Lowe's Companies, Inc. ...................................  11,900      422,450
LSI Logic Corp. ..........................................   8,800      235,400
Lucent Technologies, Inc. ................................  43,700    2,021,125
Mallinckrodt, Inc. .......................................   5,100      225,037
Manor Care, Inc. .........................................   4,300      116,100
Marriott International, Inc. .............................   8,800      486,200
Marsh & McLennan Cos., Inc. ..............................   4,900      509,600
Masco Corp. ..............................................  11,000      396,000
Mattel, Inc. .............................................  18,700      518,925
May Department Stores Co. ................................  17,300      808,775
Maytag Corp. .............................................   6,900      136,275
MBIA Inc. ................................................   3,000      303,750
MBNA Corp. ...............................................  15,300      634,950
McDermott International, Inc. ............................   3,800       63,175
McDonald's Corp. .........................................  47,900    2,167,475
McDonnell Douglas Corp. ..................................  14,600      934,400
McGraw-Hill Cos., Inc. ...................................   6,800      313,650
MCI Communications Corp. .................................  47,000    1,536,312
Mead Corp. ...............................................   3,600      209,250
Medtronic, Inc. ..........................................  16,500    1,122,000
Mellon Bank Corp. ........................................   8,900      631,900
Mercantile Stores, Inc. ..................................   2,500      123,437
Merck & Co., Inc. ........................................  82,800    6,561,900
Meredith Corp. ...........................................   1,800       94,950
Merrill Lynch & Co., Inc. ................................  11,300      920,950
MGIC Investment Corp. ....................................   4,000      304,000
Micron Technology, Inc. ..................................  14,300      416,487
Microsoft Corp. ..........................................  82,100    6,783,512
Millipore Corp. ..........................................   3,000      124,125
Minnesota Mining & Mfg. Co. ..............................  28,700    2,378,512
Mobil Corp. ..............................................  27,100    3,312,975
Monsanto Co. .............................................  40,400    1,570,550
Moore Corp., Ltd. ........................................   6,900      140,587
Morgan (J.P.) & Co., Inc. ................................  12,800    1,249,600
Morgan Stanley Group, Inc. ...............................  10,500      599,812
Morton International, Inc. ...............................   9,800      399,350
Motorola, Inc. ...........................................  40,700    2,497,962
NACCO Industries, Inc. Cl A...............................     600       32,100
Nalco Chemical Co. .......................................   4,600      166,175

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEXED PORTION (CONT'D):
National City Corp. ......................................  15,200 $    682,100
National Semiconductor Corp. .............................   9,500      231,562
National Service Industries...............................   3,300      123,337
NationsBank Corp..........................................  19,700    1,925,675
Navistar International Corp. .............................   5,100       46,537
New York Times Co. Cl A ..................................   6,600      250,800
Newell Co. ...............................................  10,900      343,350
Newmont Mining Corp. .....................................   6,800      304,300
Niagara Mohawk Power Corp. ...............................   9,900       97,762
Nicor, Inc. ..............................................   3,400      121,550
Nike, Inc. Cl B ..........................................  19,800    1,183,050
NorAm Energy Corp. .......................................   9,400      144,525
Nordstrom, Inc. ..........................................   5,600      198,450
Norfolk Southern Corp. ...................................   8,600      752,500
Northern States Power Co. ................................   4,700      215,612
Northern Telecom, Ltd. ...................................  17,700    1,095,187
Northrop Grumman Corp. ...................................   4,000      331,000
Norwest Corp. ............................................  25,400    1,104,900
Novell, Inc. .............................................  23,600      223,463
Nucor Corp. ..............................................   6,000      306,000
NYNEX Corp. ..............................................  30,200    1,453,375
Occidental Petroleum Corp. ...............................  22,600      528,275
Ohio Edison Co. ..........................................  10,500      238,875
Oneok, Inc. ..............................................   1,900       57,000
Oracle Corp. .............................................  45,100    1,882,925
Oryx Energy Co. ..........................................   7,200      178,200
Owens Corning ............................................   3,500      149,187
Paccar, Inc. .............................................   2,700      183,600
Pacific Enterprises ......................................   5,800      176,175
Pacific Telesis Group ....................................  29,400    1,080,450
PacifiCorp ...............................................  20,200      414,100
Pall Corp. ...............................................   7,900      201,450
PanEnergy Corp. ..........................................  10,400      468,000
Parker Hannifin Corp. ....................................   5,100      197,625
Peco Energy Co. ..........................................  15,300      386,325
Penney (J.C.) Co., Inc. ..................................  15,800      770,250
Pennzoil Co. .............................................   3,200      180,800
Peoples Energy Corp. .....................................   2,400       81,300
Pep Boys-Manny, Moe & Jack ...............................   4,300      132,225
Pepsico, Inc. ............................................ 106,700    3,120,975
Perkin-Elmer Corp. .......................................   3,000      176,625
Pfizer, Inc. .............................................  44,300    3,671,362
PG & E Corp. .............................................  28,300      594,300
Pharmacia & Upjohn, Inc. .................................  34,900    1,382,912
Phelps Dodge Corp. .......................................   4,500      303,750
Phillip Morris Cos., Inc. ................................  55,900    6,295,737
Phillips Petroleum Co. ...................................  18,100      800,925
Pioneer Hi-Bred Intl., Inc. ..............................   5,700      399,000
Pitney Bowes, Inc. .......................................  10,200      555,900
Placer Dome, Inc. ........................................  16,400      356,700
PNC Bank Corp. ...........................................  23,400      880,425
Polaroid Corp. ...........................................   3,100      134,850

                                                           SHARES     VALUE
                                                           ------- ------------
Potlatch Corp. ...........................................   2,000 $     86,000
PP&L Resources, Inc. .....................................  11,100      255,300
PPG Industries, Inc. .....................................  12,600      707,175
Praxair, Inc. ............................................  10,700      493,537
Price/Costco, Inc. .......................................  13,500      339,187
Proctor & Gamble Co. .....................................  46,800    5,031,000
Providian Corp. ..........................................   6,400      328,800
Public Svc. Enterprise Group .............................  16,400      446,900
Pulte Corp. ..............................................   1,600       49,200
Quaker Oats Co. ..........................................   9,300      354,562
Ralston Purina Co. .......................................   7,300      535,637
Raychem Corp. ............................................   3,100      248,387
Raytheon Co. .............................................  16,200      779,625
Reebok International Ltd. ................................   3,800      159,600
Republic New York Corp. ..................................   3,800      310,175
Reynold's Metals Co. .....................................   4,400      248,050
Rite-Aid Corp. ...........................................   8,400      333,900
Rockwell Intl Corp. ......................................  15,000      913,125
Rohm & Haas Co. ..........................................   4,400      359,150
Rowan Cos., Inc. .........................................   5,900      133,487
Royal Dutch Petroleum Co. ................................  36,800    6,283,600
Rubbermaid, Inc. .........................................  10,300      234,325
Russell Corp. ............................................   2,600       77,350
Ryder System, Inc. .......................................   5,600      157,500
Safeco Corp. .............................................   8,700      343,106
Safety Kleen Corp. .......................................   4,000       65,500
Salomon, Inc. ............................................   7,500      353,437
Santa Fe Energy Resources, Inc. ..........................   6,200       86,025
Sante Fe Pacific Gold Corp. ..............................   9,000      138,375
Sara Lee Corp. ...........................................  33,200    1,236,700
SBC Communications, Inc. .................................  41,500    2,147,625
Schering-Plough Corp. ....................................  25,400    1,644,650
Schlumberger, Ltd. .......................................  16,900    1,687,887
Scientific-Atlanta, Inc. .................................   5,300       79,500
Seagate Technology, Inc. .................................  17,300      683,350
Seagram, Ltd. ............................................  25,600      992,000
Sears Roebuck & Co. ......................................  26,900    1,240,762
Service Corp. International ..............................  16,200      453,600
Shared Medical Systems Corp. .............................   1,600       78,800
Sherwin-Williams Co. .....................................   5,900      330,400
Sigma Aldrich Corp. ......................................   3,400      212,287
Silicon Graphics, Inc. ...................................  12,000      306,000
Snap-On, Inc. ............................................   4,200      149,625
Sonat, Inc. ..............................................   5,900      303,850
Southern Co. .............................................  46,300    1,047,537
Southwest Airlines Co. ...................................  10,000      221,250
Springs Industries, Inc. Cl A ............................   1,400       60,200
Sprint Corp. .............................................  29,600    1,180,300
St. Jude Medical, Inc. ...................................   5,600      238,700
St. Paul Companies (The) .................................   5,700      334,162
Stanley Works ............................................   6,100      164,700
Stone Container Corp. ....................................   6,800      101,150
Stride Rite Corp. ........................................   3,400       34,000
Sun Co., Inc. ............................................   5,000      121,875

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            SHARES    VALUE
                                                            ------ ------------
INDEXED PORTION (CONT'D):
Sun Microsystems, Inc. .................................... 25,200 $    647,325
Suntrust Banks, Inc. ...................................... 15,300      753,525
Supervalu, Inc. ...........................................  4,600      130,525
Sysco Corp. ............................................... 12,300      401,287
Tandem Computers, Inc. ....................................  8,100      111,375
Tandy Corp. ...............................................  4,000      176,000
Tektronix, Inc. ...........................................  2,300      117,875
Tele-Communications, Inc. Cl A ............................ 45,600      595,650
Tellabs, Inc. ............................................. 12,300      462,787
Temple-Inland, Inc. .......................................  3,800      205,675
Tenet Healthcare Corp. .................................... 14,900      325,937
Tenneco, Inc. ............................................. 11,700      527,962
Texaco, Inc. .............................................. 18,200    1,785,875
Texas Instruments, Inc. ................................... 13,000      828,750
Texas Utilities Co. ....................................... 15,400      627,550
Textron, Inc. .............................................  5,700      537,225
Thermo Electron Corp. ..................................... 10,100      416,625
Thomas & Betts Corp. ......................................  3,600      159,750
Time Warner, Inc. ......................................... 39,100    1,466,250
Times Mirror Co. Cl A .....................................  6,800      338,300
Timken Co. ................................................  2,100       96,337
TJX Cos., Inc. ............................................  5,300      251,087
Torchmark Corp. ...........................................  4,800      242,400
Toys R Us, Inc. ........................................... 18,800      564,000
Transamerica Corp. ........................................  4,600      363,400
Travelers Group, Inc. ..................................... 44,000    1,996,499
Tribune Co. ...............................................  4,200      331,275
Trinova Corp. .............................................  1,900       69,112
TRW, Inc. .................................................  8,700      430,650
Tupperware Corp. ..........................................  4,300      230,587
Tyco Labs, Inc. ........................................... 10,800      571,050
U.S. Bancorp .............................................. 10,400      467,350
U.S. Life Corp. ...........................................  2,400       79,800
U.S. Surgical Corp. .......................................  4,300      169,312
U.S. West Media Group ..................................... 42,900      793,650
U.S. West Communications Group ............................ 32,800    1,057,800
Unicom Corp. .............................................. 14,800      401,450
Unilever N.V. ............................................. 11,000    1,927,750
Union Camp Corp. ..........................................  4,800      229,200
Union Carbide Corp. .......................................  8,700      355,612

                                                            SHARES     VALUE
                                                            ------- ------------
Union Electric Co. ........................................   7,000 $    269,500
Union Pacific Corp. .......................................  16,800    1,010,100
Union Pacific Resources Grp. ..............................  17,200      503,099
Unisys Corp. ..............................................  12,000       81,000
United Healthcare Corp. ...................................  12,600      567,000
United Technologies Corp. .................................  16,500    1,089,000
Unocal Corp. ..............................................  17,200      698,750
UNUM Corp. ................................................   5,000      361,250
USAir Group, Inc. .........................................   4,400      102,850
USF&G Corp. ...............................................   7,900      164,912
UST, Inc. .................................................  12,800      414,400
USX-Marathon Group ........................................  19,700      470,337
USX-U.S. Steel Group, Inc.  ...............................   5,800      181,975
V F Corp. .................................................   4,400      297,000
Viacom, Inc. ..............................................  24,300      847,476
W.R. Grace & Co. ..........................................   6,100      315,675
Wachovia Corp. ............................................  11,300      638,450
Wal-Mart Stores, Inc. ..................................... 157,500    3,602,812
Walgreen Co. ..............................................  16,900      676,000
Warner-Lambert Co. ........................................  18,600    1,395,000
Wells Fargo & Co. .........................................   6,400    1,726,453
Wendy's International, Inc. ...............................   8,900      182,450
Western Atlas, Inc. .......................................   3,700      262,237
Westinghouse Electric Corp. ...............................  29,000      576,375
Westvaco Corp. ............................................   7,000      201,250
Weyerhaeuser Co. ..........................................  13,600      644,300
Whirlpool Corp. ...........................................   5,100      237,787
Whitman Corp. .............................................   7,100      162,412
Willamette Industries, Inc. ...............................   3,800      264,575
Williams Cos., Inc. .......................................  10,800      405,000
Winn-Dixie Stores, Inc. ...................................  10,400      328,900
WMX Technologies, Inc. ....................................  33,300    1,086,412
Woolworth Corp. ...........................................   9,200      201,250
WorldCom, Inc. ............................................  28,100      732,356
Worthington Industries, Inc. ..............................   6,200      112,375
Wrigley (Wm.) Jr. Co. .....................................   8,000      450,000
Xerox Corp. ...............................................  22,300    1,173,602
                                                                    ------------
TOTAL INDEXED PORTION-- COMMON STOCKS
 (Cost: $253,067,266) 61.0%........................................  387,206,933
                                                                    ------------

                                                           FACE
                                         RATE  MATURITY   AMOUNT
                                         ----  -------- ----------
SHORT-TERM DEBT SECURITIES:
U.S. Government(*)
 U.S. Treasury Bill..................... 5.00% 05/15/97 $  310,000      304,191
                                                                   ------------
Commercial Paper (0.2%)
 Merrill Lynch & Co., Inc............... 6.50  01/02/97  1,527,000    1,526,620
                                                                   ------------
TOTAL INDEXED--SHORT-TERM DEBT SECURITIES
 (Cost: $1,830,915) 0.3%.........................................     1,830,811
                                                                   ------------
TOTAL INDEXED PORTION
 (Cost: $254,898,181) 61.3%......................................   389,037,744
                                                                   ------------

-------
* Less than .1%

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
ACTIVE PORTION:
COMMON STOCKS
Basic Materials (0.9%)
 Delta & Pine Land Co. ................................... 140,000 $  4,480,000
 Millenium Chemical Inc*..................................  55,900      992,225
 Titanium Metals Corporation*.............................  11,900      391,212
                                                                   ------------
                                                                      5,863,437
                                                                   ------------
Consumer, Cyclical (9.9%)
 American Greetings Corp. Cl A............................  56,300    1,597,512
 Atlas Air, Inc.*.........................................   7,800      372,450
 Block (H & R), Inc.......................................  45,000    1,305,000
 Blyth Industries, Inc.*..................................  11,600      529,250
 Borg-Warner Automotive, Inc..............................  80,000    3,080,000
 Brunswick Corp...........................................  62,000    1,488,000
 Callaway Golf Co......................................... 155,000    4,456,250
 Cinar Films, Inc. Cl B*..................................  40,000    1,040,000
 Compucom Systems, Inc.*..................................  18,300      196,725
 Cross-Continent Auto Retailers*..........................  18,300      382,012
 Designer Holdings Ltd*...................................  20,000      322,500
 Eastman Kodak Co.........................................  18,555    1,489,038
 Fine Host Corp*..........................................  19,000      365,750
 Finlay Enterprises, Inc.*................................  86,000    1,333,000
 First Alert, Inc.*....................................... 100,000      337,500
 Footstar, Inc.*..........................................  25,000      621,875
 Gannett, Inc.............................................  17,600    1,317,800
 Golden Bear Golf, Inc.*..................................  69,500      781,875
 Harold's Stores, Inc.*...................................  37,900      544,812
 Jones Apparel Group, Inc.*...............................  21,000      784,875
 Landry's Seafood Restaurant*.............................  36,400      778,050
 Loehmann's Holdings, Inc.*...............................  18,000      414,000
 Loewen Group, Inc........................................  20,550      804,018
 Lone Star Steakhouse*....................................  40,700    1,088,725
 Masco Corp...............................................  33,500    1,206,000
 May Department Stores Co. ...............................  30,100    1,407,175
 Midwest Express Holdings, Inc.*..........................  55,000    1,980,000
 Nautica Enterprises, Inc.*...............................  14,000      353,500
 Norton McNaughton, Inc.*.................................  87,000      739,500
 OfficeMax, Inc.*.........................................  35,000      371,875
 Outback Steakhouse, Inc.*................................   5,200      139,100
 PetSmart Inc.*...........................................  10,200      223,125
 Prime Hospitality Corp*..................................  25,000      403,125
 Quiksilver Inc*..........................................  11,400      243,675
 Ryder System, Inc........................................  39,500    1,110,937
 St. John Knits, Inc...................................... 168,800    7,342,800
 Stage Stores Inc*........................................  14,400      262,800
 Tandy Corp. .............................................  32,000    1,408,000
 The Men's Wearhouse, Inc.*...............................  15,000      367,500
 The Sports Authority Inc*................................  43,300      941,775
 Tiffany & Co............................................. 158,500    5,805,062
 Toll Brothers Inc*....................................... 102,000    1,989,000
 Tommy Hilfiger Corp.*....................................   6,600      316,800
 Tower Automotive, Inc.*.................................. 123,000    3,843,750

                                                           SHARES     VALUE
                                                           ------- ------------
 Unitog Co. ..............................................  83,000 $  2,261,750
 West Marine, Inc.*.......................................  30,000      847,500
 Whirlpool Corp...........................................  28,600    1,333,475
 Xerox Corp. .............................................  41,900    2,204,987
                                                                   ------------
                                                                     62,534,228
                                                                   ------------
Consumer, Non-Cyclical (3.9%)
 Access Health, Inc.*.....................................  17,000      760,750
 American Stores Co. .....................................  47,800    1,953,825
 Biochem Pharma, Inc.*....................................  11,600      582,900
 Biopsys Medical, Inc.*...................................  21,300      463,275
 CompDent Corp.*..........................................  22,600      796,650
 Conagra, Inc. ...........................................  32,000    1,592,000
 Conmed Corp.*............................................  61,000    1,250,500
 ESC Medical Systems Ltd.*................................  21,200      540,600
 Heartport, Inc.*.........................................   9,000      205,875
 Hologic, Inc*............................................  40,800    1,009,800
 Intercardia, Inc.*.......................................   3,500       75,250
 Kimberly-Clark Corp. ....................................  15,720    1,497,330
 Lincare Holdings, Inc.*..................................  19,000      779,000
 Mentor Corp. ............................................  19,600      578,200
 Novartis*................................................  22,386    1,281,598
 Pharmacia & Upjohn, Inc.*................................  38,100    1,509,712
 Phillip Morris Cos., Inc. ...............................  20,700    2,331,337
 PhyCor, Inc.*............................................  22,500      638,437
 Physician Sales & Service, Inc.*.........................  23,000      330,625
 Rural/Metro Corp.*.......................................  15,500      558,000
 Serologicals Corp.*......................................  10,000      353,750
 Sola International, Inc.*................................ 111,000    4,218,000
 Steris Corp.*............................................  17,500      761,250
 Target Therapeutics, Inc.*...............................  11,000      462,000
                                                                   ------------
                                                                     24,530,664
                                                                   ------------
Energy (1.6%)
 Kerr-McGee Corp. ........................................  19,200    1,382,400
 Mobil Corp. .............................................  11,000    1,344,750
 Oceaneering Int'l, Inc.*................................. 130,000    2,063,750
 Repsol S.A. ADR..........................................  56,775    2,164,546
 Royal Dutch Petroleum Co. ...............................   8,100    1,383,075
 Union Pacific Resources Grp. ............................  20,496      599,508
 USX-Marathon Group.......................................  58,400    1,394,300
                                                                   ------------
                                                                     10,332,329
                                                                   ------------
Financial (3.5%)
 Ahmanson (H.F.) & Co. ...................................  34,951    1,135,907
 American Int'l. Group, Inc.*.............................  29,300    3,171,725
 Aon Corp. ...............................................  21,000    1,304,625
 Citicorp.................................................  49,000    5,047,000
 Keystone Financial, Inc.*................................  74,750    1,868,750
 Loews Corp. .............................................  15,900    1,498,575
 National Golf Properties, Inc. ..........................  40,000    1,265,000
 NationsBank Corp. .......................................  18,000    1,759,500
 Providian Corp. .........................................  29,100    1,495,012

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
ACTIVE PORTION (CONT'D):
 Summit Bancorp...........................................  58,900 $  2,576,875
 The Money Store, Inc. ...................................  34,500      953,062
                                                                   ------------
                                                                     22,076,031
                                                                   ------------
Industrial (5.2%)
 Acxiom Corp.*............................................  25,000      600,000
 AGCO Corp. ..............................................  75,000    2,146,875
 Applied Materials, Inc.*.................................  47,300    1,699,843
 Burlington Northern Santa Fe.............................  17,711    1,529,787
 Checkfree Corp*..........................................  70,000    1,198,750
 Coach USA, Inc.*.........................................  35,000    1,015,000
 Crown Cork & Seal Co., Inc. .............................  26,400    1,435,500
 Cymer, Inc.*.............................................  28,000    1,347,500
 Employee Solutions, Inc.*................................  30,000      615,000
 FactSet Research Systems, Inc.*..........................  22,600      474,600
 First Data Corp. ........................................  91,982    3,357,343
 Forrester Research Inc.*.................................   3,300       84,975
 Foster Wheeler Corp. ....................................  38,500    1,429,312
 Greenfield Industries Inc. ..............................  45,000    1,378,125
 Hardinge, Inc. ..........................................  86,000    2,289,750
 HBO & Co. ...............................................  10,800      641,250
 Metromail Corp.*.........................................  14,000      255,500
 National Data Corp. .....................................  12,000      522,000
 Parker Hannifin Corp. ...................................  35,000    1,356,250
 PMT Services, Inc.*......................................  13,700      239,750
 Quick Response Services, Inc.*...........................  19,200      547,200
 Quintiles Transnational Corp.*...........................   8,700      576,375
 Railtex, Inc.*...........................................  50,500    1,275,125
 Sealed Air Corp.*........................................  22,000      915,750
 Union Pacific Corp. .....................................  24,200    1,455,025
 Uniphase Corporation*....................................  10,000      525,000
 United Waste Systems, Inc.*..............................  28,000      962,500
 USA Waste Services, Inc.*................................  50,000    1,593,750
 Whittman-Hart, Inc.*.....................................  32,000      820,000
 Wyman-Gordon Co.*........................................  24,000      534,000
                                                                   ------------
                                                                     32,821,835
                                                                   ------------
Technology (12.6%)
 3Com Corp.*.............................................. 139,700   10,250,487
 Adaptec, Inc.*...........................................  21,000      840,000
 Ascend Communications, Inc.*.............................  18,700    1,161,737
 Atmel Corp.*............................................. 100,600    3,332,375
 Auspex Systems, Inc.*....................................  17,800      206,925
 Bay Networks, Inc.*...................................... 105,750    2,207,531
 CBT Group PLC*...........................................  10,000      542,500
 Cellpro, Inc.*...........................................  30,000      375,000
 Checkpoint Systems*......................................  23,400      579,150
 Cisco Systems, Inc.*..................................... 142,500    9,066,562
 Citrix Systems, Inc.*....................................  16,800      656,250
 ClinTrials, Inc.*........................................  10,500      238,875
 Compaq Computer Corp.*...................................  62,500    4,640,625
 Compuware Corp.*.........................................  20,000    1,002,500

                                                           SHARES     VALUE
                                                           ------- ------------
 Curative Health Services Inc.*...........................   7,800 $    215,962
 Digital Microwave Corp.*.................................  34,400      958,900
 DSP Communications, Inc.*................................  36,800      713,000
 Electronics For Imaging, Inc.*...........................  13,000    1,069,250
 Glenayre Technologies, Inc.*.............................  20,362      439,055
 Greenwich Air Services, Inc. B*..........................  26,000      578,500
 INCYTE Pharmaceuticals, Inc.*............................  14,000      721,000
 Infinity Financial Tech., Inc.*..........................   5,200       89,700
 Information Mgmt Resources*..............................  20,000      422,500
 Inso Corp.*..............................................  10,200      405,450
 Integrated Systems, Inc.*................................  14,200      369,200
 Intel Corp.*.............................................  62,000    8,118,125
 Intl. Business Machines Corp. ...........................  20,276    3,061,676
 Keane, Inc.*.............................................  22,400      711,200
 Learning Company Inc*....................................  30,500      438,437
 Linear Technology Corp. .................................  65,500    2,873,812
 Maxim Integrated Products, Inc.*.........................  68,500    2,962,625
 Medic Computer Systems, Inc.*............................  28,500    1,148,906
 Minnesota Mining & Mfg. Co. .............................  20,490    1,698,108
 Motorola, Inc. ..........................................  34,000    2,086,750
 Network Appliance, Inc.*.................................   6,500      330,687
 Parametric Technology Co.*...............................  18,000      924,750
 PictureTel Corp.*........................................  25,000      650,000
 Raster Graphics, Inc.*...................................  34,500      409,687
 Raytheon Co.*............................................  26,576    1,278,970
 S3, Inc.*................................................  38,000      617,500
 Saville Systems PLC-Spon ADR*............................  16,200      658,125
 Structural Dynamics Research*............................  43,300      866,000
 Sun Microsystems, Inc.*.................................. 200,000    5,137,500
 Systemsoft Corp.*........................................  22,600      336,175
 Tellabs, Inc.*...........................................  28,000    1,053,500
 U.S. Robotics Corp.*.....................................  23,300    1,677,600
 Videoserver Inc.*........................................  28,200    1,198,500
 Waters Corp.*............................................  17,300      525,487
 Xilinx, Inc.*............................................  17,000      625,812
                                                                   ------------
                                                                     80,472,966
                                                                   ------------
Utilities (1.0%)
 British Telecom PLC--Spon ADR*...........................  10,000      686,250
 Edison International.....................................  38,000      755,250
 LCI International, Inc.*.................................  22,100      475,150
 MCI Communications Corp. ................................  48,300    1,578,806
 PG & E Corp. ............................................  30,600      642,600
 SBC Communications, Inc. ................................  27,000    1,397,250
 Tele Danmark A/S--ADR....................................  22,500      613,125
                                                                   ------------
                                                                      6,148,431
                                                                   ------------
TOTAL ACTIVE PORTION--
 COMMON STOCKS
 (Cost: $173,147,656) 38.6%.......................................  244,779,921
                                                                   ------------

-------
* Non-income producing security.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            FACE
                                           RATE  MATURITY  AMOUNT     VALUE
                                           ----  -------- -------- ------------
ACTIVE PORTION (CONT'D):
SHORT-TERM DEBT SECURITIES:
Commercial Paper (0.1%)
 Ford Motor Credit Corp. ................. 5.88% 01/02/97 $300,000 $    299,951
 Merrill Lynch & Co., Inc................. 6.50  01/02/97  320,000      319,942
                                                                   ------------
                                                                        619,893
                                                                   ------------
TOTAL ACTIVE PORTION SHORT-TERM DEBT SECURITIES
 (Cost: $619,893) 0.1%...........................................       619,893
                                                                   ------------
TOTAL ACTIVE PORTION
 (Cost: $173,767,549) 38.7%......................................   245,399,814
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $428,665,730) 100.0%.....................................  $634,437,558
                                                                   ============

-------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1996:

                                           EXPIRATION UNDERLYING FACE UNREALIZED
                                              DATE    AMOUNT AT VALUE    GAIN
                                           ---------- --------------- ----------
PURCHASED
2 S&P 500 Stock Index Futures Contracts... March 1997    $744,500       $6,350
                                                         ========       ======

The face value of futures purchased and outstanding as percentage of total investment in securities--0.1%

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEX PORTION:
COMMON STOCKS
3Com Corp. ...............................................   2,900 $    212,787
Abbott Laboratories.......................................  12,900      654,675
Advanced Micro Devices, Inc. .............................   2,300       59,225
Aetna, Inc. ..............................................   2,500      200,000
Ahmanson (H.F.) & Co. ....................................   1,700       55,250
Air Products & Chemicals Corp. ...........................   1,800      124,425
Airtouch Communications, Inc. ............................   8,300      209,575
Alberto Culver Co. Cl B...................................     500       24,000
Albertson's, Inc. ........................................   4,200      149,625
Alcan Aluminum Ltd. ......................................   3,700      124,412
Alco Standard Corp. ......................................   2,200      113,575
Alexander & Alexander Svcs. ..............................     700       12,162
Allegheny Teledyne Inc. ..................................   2,900       66,700
Allergan, Inc. ...........................................   1,100       39,187
AlliedSignal, Inc. .......................................   4,700      314,900
Allstate Corp. ...........................................   7,400      428,275
Alltel Corp. .............................................   3,100       97,262
Aluminum Co. of America...................................   2,900      184,875
Alza Corp. ...............................................   1,400       36,225
Amdahl Corp. .............................................   2,000       24,250
Amerada Hess Corp. .......................................   1,500       86,812
American Brands, Inc. ....................................   2,800      138,950
American Electric Power Co. ..............................   3,100      127,487
American Express Co. .....................................   7,800      440,700
American General Corp. ...................................   3,400      138,975
American Greetings Corp. Cl A.............................   1,200       34,050
American Home Products Corp. .............................  10,600      621,425
American Int'l. Group, Inc. ..............................   7,800      844,350
American Stores Co. ......................................   2,400       98,100
Ameritech Corp. ..........................................   9,100      551,687
Amgen, Inc. ..............................................   4,400      239,250
Amoco Corp. ..............................................   8,200      660,100
Amp, Inc. ................................................   3,600      138,150
AMR Corp. ................................................   1,500      132,187
Andrew Corp. .............................................   1,000       53,062
Anheuser Busch Cos., Inc. ................................   8,300      332,000
Aon Corp. ................................................   1,800      111,825
Apple Computer, Inc. .....................................   2,100       43,837
Applied Materials, Inc. ..................................   3,000      107,812
Archer Daniels Midland Co. ...............................   9,000      198,000
Armco, Inc. ..............................................   1,800        7,425
Armstrong World Inds., Inc. ..............................     700       48,650
Asarco, Inc. .............................................     700       17,412
Ashland, Inc. ............................................   1,100       48,262
AT&T Corp. ...............................................  26,800    1,165,800
Atlantic Richfield Co. ...................................   2,700      357,750
Autodesk, Inc. ...........................................     800       22,400
Automatic Data Processing, Inc. ..........................   4,800      205,800
AutoZone, Inc. ...........................................   2,700       74,250
Avery Dennison Corp. .....................................   1,800       63,675
Avon Products, Inc. ......................................   2,200      125,675

                                                           SHARES     VALUE
                                                           ------- ------------
Baker Hughes, Inc. .......................................   2,400 $     82,800
Ball Corp. ...............................................     500       13,000
Baltimore Gas & Electric Co. .............................   2,400       64,200
Banc One Corp. ...........................................   7,100      305,300
Bank of Boston Corp. .....................................   2,500      160,625
Bank of New York, Inc. ...................................   6,500      219,375
BankAmerica Corp. ........................................   5,900      588,525
Bankers Trust New York Corp. .............................   1,400      120,750
Bard (C.R.), Inc. ........................................     900       25,200
Barnett Banks, Inc. ......................................   3,200      131,600
Barrick Gold Corp. .......................................   5,900      169,625
Battle Mountain Gold Co. .................................   3,700       25,437
Bausch & Lomb, Inc. ......................................     900       31,500
Baxter International, Inc. ...............................   4,500      184,500
Bay Networks, Inc. .......................................   3,200       66,800
Becton Dickinson & Co. ...................................   2,100       91,087
Bell Atlantic Corp. ......................................   7,200      466,200
BellSouth Corp. ..........................................  16,400      662,150
Bemis Co. ................................................     900       33,187
Beneficial Corp. .........................................     900       57,037
Bethlehem Steel Corp. ....................................   1,800       16,200
Beverly Enterprises, Inc. ................................   1,600       20,400
Biomet, Inc. .............................................   1,900       28,737
Black & Decker Corp. .....................................   1,500       45,187
Block (H & R), Inc. ......................................   1,700       49,300
Boatmen's Bancshares, Inc. ...............................   2,600      167,700
Boeing Co. ...............................................   5,900      627,612
Boise Cascade Corp. ......................................     800       25,400
Boston Scientific Corp. ..................................   2,900      174,000
Briggs & Stratton Corp. ..................................     500       22,000
Bristol-Myers Squibb Co. .................................   8,300      902,625
Brown-Forman Corp. Cl B...................................   1,100       50,325
Browning Ferris Inds., Inc. ..............................   3,500       91,875
Brunswick Corp. ..........................................   1,600       38,400
Burlington Northern Santa Fe..............................   2,500      215,937
Burlington Resources, Inc. ...............................   2,100      105,787
Cabletron Systems, Inc. ..................................   2,600       86,450
Caliber System, Inc. .....................................     600       11,550
Campbell Soup Co. ........................................   3,900      312,975
Carolina Power & Light Co. ...............................   2,500       91,250
Case Corp. ...............................................   1,200       65,400
Caterpillar, Inc. ........................................   3,200      240,800
Centex Corp. .............................................     500       18,812
Central & South West Corp. ...............................   3,500       89,687
Ceridian Corp. ...........................................   1,100       44,550
Champion International Corp. .............................   1,600       69,200
Charming Shoppes, Inc. ...................................   1,700        8,606
Chase Manhattan Corp. ....................................   7,300      651,525
Chevron Corp. ............................................  10,800      702,000
Chrysler Corp. ...........................................  12,100      399,300
Chubb Corp. ..............................................   2,900      155,875
CIGNA Corp. ..............................................   1,200      163,950
Cincinnati Milacron, Inc. ................................     700       15,312
Cinergy Corp. ............................................   2,600       86,781

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEX PORTION (CONT'D):
Circuit City Stores, Inc. ................................   1,600 $     48,200
Cisco Systems, Inc. ......................................  10,700      680,787
Citicorp..................................................   7,800      803,400
Clorox Co.  ..............................................     900       90,337
Coastal Corp. ............................................   1,700       83,087
Coca-Cola Co. ............................................  41,200    2,168,150
Cognizant Corp. ..........................................   2,800       92,400
Colgate-Palmolive Co. ....................................   2,400      221,400
Columbia Gas System, Inc. ................................     900       57,262
Columbia HCA Healthcare Corp. ............................  11,100      452,325
Comcast Corp. Cl A........................................   5,400       96,187
Comerica, Inc. ...........................................   1,800       94,275
Compaq Computer Corp.  ...................................   4,500      334,125
Computer Associates Intl., Inc.  .........................   6,000      298,500
Computer Sciences Corp. ..................................   1,300      106,762
Conagra, Inc. ............................................   4,000      199,000
Conrail, Inc. ............................................   1,300      129,512
Consolidated Edison Co NY, Inc. ..........................   3,900      114,075
Consolidated Natural Gas Co.  ............................   1,600       88,400
Cooper Industries.........................................   1,800       75,825
Cooper Tire & Rubber Co. .................................   1,400       27,650
Coors (Adolph) Co. Cl B...................................     600       11,400
CoreStates Financial Corp. ...............................   3,700      191,937
Corning, Inc. ............................................   3,800      175,750
CPC International, Inc. ..................................   2,400      186,000
Crane Co. ................................................     425       12,325
Crown Cork & Seal Co., Inc. ..............................   2,100      114,187
CSX Corp.  ...............................................   3,600      152,100
CUC International, Inc. ..................................   6,500      154,375
Cummins Engine, Inc. .....................................     700       32,200
CVS Corp. ................................................   1,700       70,337
Cyprus Amax Minerals Co. .................................   1,500       35,062
Dana Corp. ...............................................   1,700       55,462
Darden Restaurants, Inc. .................................   2,600       22,750
Data General Corp. .......................................     600        8,700
Dayton Hudson Corp. ......................................   3,600      141,300
Dean Witter Discover & Co.  ..............................   2,700      178,875
Deere & Co. ..............................................   4,300      174,687
Dell Computer Corp. ......................................   3,000      159,375
Delta Air Lines, Inc. ....................................   1,200       85,050
Deluxe Corp.  ............................................   1,400       45,850
Digital Equipment Corp. ..................................   2,600       94,575
Dillard Dept. Stores, Inc.  ..............................   1,900       58,662
Disney (Walt) Co. ........................................  11,200      779,799
Dominion Resources, Inc. .................................   3,000      115,500
Donnelley (R.R.) & Sons Co. ..............................   2,500       78,437
Dover Corp. ..............................................   1,900       95,475
Dow Chemical Co.  ........................................   4,000      313,500
Dow Jones & Co., Inc. ....................................   1,600       54,200
Dresser Industries, Inc. .................................   2,900       89,900
DSC Communications Corp.  ................................   1,900       33,962
DTE Energy Co.  ..........................................   2,400       77,700

                                                           SHARES     VALUE
                                                           ------- ------------
Du Pont (E.I.) De Nemours.................................   9,300 $    877,687
Duke Power Co. ...........................................   3,300      152,625
Dun & Bradstreet Corp. ...................................   2,800       66,500
Eastern Enterprises.......................................     300       10,612
Eastman Chemical Co. .....................................   1,300       71,825
Eastman Kodak Co. ........................................   5,500      441,375
Eaton Corp. ..............................................   1,300       90,675
Echlin, Inc. .............................................   1,000       31,625
Echo Bay Mines, Ltd. .....................................   2,300       15,237
Ecolab, Inc. .............................................   1,100       41,387
Edison International......................................   7,200      143,100
EG&G, Inc. ...............................................     800       16,100
EMC Corp. ................................................   3,900      129,187
Emerson Electric Co. .....................................   3,700      357,975
Engelhard Corp. ..........................................   2,400       45,900
Enron Corp. ..............................................   4,200      181,125
Enserch Corp. ............................................   1,200       27,600
Entergy Corp. ............................................   3,800      105,450
Exxon Corp. ..............................................  20,600    2,018,800
Fannie Mae................................................  18,100      674,225
Federal Express Corp. ....................................   1,900       84,550
Federal Home Loan Mtge Corp. .............................   3,000      330,375
Federated Department Stores...............................   3,400      116,025
Fifth Third Bancorp.......................................   1,800      113,062
First Bank System, Inc. ..................................   2,200      150,150
First Chicago NBD Corp. ..................................   5,300      284,875
First Data Corp. .........................................   7,400      270,100
First Union Corp. ........................................   4,700      347,800
Fleet Financial Group, Inc. ..............................   4,300      214,462
Fleetwood Enterprises, Inc. ..............................     600       16,500
Fleming Cos., Inc. .......................................     600       10,350
Fluor Corp. ..............................................   1,400       87,850
FMC Corp. ................................................     600       42,075
Ford Motor Co. ...........................................  19,600      624,750
Foster Wheeler Corp. .....................................     700       25,987
FPL Group, Inc. ..........................................   3,000      138,000
Freeport-McMoran Copper Cl B .............................   3,200       95,600
Frontier Corp. ...........................................   3,000       67,875
Fruit of the Loom, Inc.  .................................   1,300       49,237
Gannett, Inc. ............................................   2,300      172,212
Gap, Inc. ................................................   4,700      141,587
General Dynamics Corp. ...................................   1,000       70,500
General Electric Co. .....................................  27,300    2,699,287
General Instrument Corp. .................................   2,300       49,737
General Mills, Inc. ......................................   2,600      164,775
General Motors Corp.  ....................................  12,500      696,875
General Re Corp. .........................................   1,400      220,850
General Signal Corp. .....................................     800       34,200
Genuine Parts Co.  .......................................   2,000       89,000
Georgia Pacific Corp. ....................................   1,500      108,000
Giant Food, Inc. .........................................   1,000       34,500
Giddings & Lewis, Inc. ...................................     500        6,437
Gillette Co. .............................................   7,400      575,350
Golden West Financial Corp. ..............................     900       56,812

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEX PORTION (CONT'D):
Goodrich (B.F.) Co. ......................................     900 $     36,450
Goodyear Tire & Rubber Co. ...............................   2,600      133,575
GPU Inc. .................................................   2,000       67,250
Grainger (W.W.), Inc. ....................................     900       72,225
Great Atl. & Pac. Tea Co. ................................     600       19,125
Great Lakes Chemical Corp. ...............................   1,000       46,750
Great Western Financial Corp. ............................   2,300       66,700
Green Tree Financial Corp. ...............................   2,300       88,837
GTE Corp. ................................................  15,900      723,450
Guidant Corp. ............................................   1,400       79,800
Halliburton Co. ..........................................   2,100      126,525
Harcourt General, Inc. ...................................   1,200       55,350
Harland (John H.) Co. ....................................     500       16,500
Harnischfeger Industries, Inc. ...........................     800       38,500
Harrah's Entertainment, Inc. .............................   1,700       33,787
Harris Corp. .............................................     600       41,175
Hasbro, Inc. .............................................   1,400       54,425
Heinz (H.J.) Co. .........................................   6,100      218,075
Helmerich & Payne, Inc. ..................................     400       20,850
Hercules, Inc. ...........................................   1,700       73,525
Hershey Foods Corp. ......................................   2,500      109,375
Hewlett-Packard Co. ......................................  16,800      844,200
HFS Inc. .................................................   2,100      125,475
Hilton Hotels Corp. ......................................   4,000      104,500
Home Depot, Inc. .........................................   8,000      401,000
Homestake Mining Co. .....................................   2,400       34,200
Honeywell, Inc. ..........................................   2,100      138,075
Household International, Inc. ............................   1,600      147,600
Houston Industries, Inc. .................................   3,900       88,237
Humana, Inc. .............................................   2,700       51,637
Illinois Tool Works, Inc. ................................   2,000      159,750
Inco Ltd. ................................................   2,800       89,250
Ingersoll Rand Co. .......................................   1,800       80,100
Inland Steel, Inc. .......................................     800       16,000
Intel Corp. ..............................................  13,600    1,780,750
Intergraph Corp. .........................................     800        8,200
International Paper Co. ..................................   5,000      201,875
Interpublic Group of Cos., Inc. ..........................   1,300       61,750
Intl. Business Machines Corp. ............................   8,600    1,298,600
Intl. Flavors & Fragrances ...............................   1,800       81,000
ITT Corp. ................................................   1,900       82,412
ITT Hartford Group, Inc. .................................   1,900      128,250
ITT Industries, Inc. .....................................   2,000       49,000
James River Corp. of VA ..................................   1,400       46,375
Jefferson-Pilot Corp. ....................................   1,200       67,950
Johnson & Johnson ........................................  22,000    1,094,500
Johnson Controls, Inc. ...................................     700       58,012
Jostens, Inc. ............................................     600       12,675
Kaufman & Broad Home Corp. ...............................     600        7,725
Kellogg Co. ..............................................   3,500      229,687
Kerr-McGee Corp. .........................................     800       57,600
KeyCorp ..................................................   3,700      186,850

                                                           SHARES     VALUE
                                                           ------- ------------
Kimberly Clark Corp. .....................................   4,700 $    447,675
King World Productions, Inc. .............................     600       22,125
Kmart Corp. ..............................................   8,000       83,000
Knight-Ridder, Inc. ......................................   1,600       61,200
Kroger Corp. .............................................   2,100       97,650
Laidlaw, Inc. Cl B .......................................   5,200       59,800
Lilly (Eli) & Co. ........................................   9,100      664,300
Limited (The), Inc. ......................................   4,500       82,687
Lincoln National Corp. ...................................   1,700       89,250
Liz Claiborne, Inc. ......................................   1,200       46,350
Lockheed Martin Corp. ....................................   3,200      292,800
Loews Corp. ..............................................   1,900      179,075
Longs Drug Stores, Inc. ..................................     300       14,737
Louisiana Land & Exploration..............................     600       32,175
Louisiana-Pacific Corp. ..................................   1,800       38,025
Lowe's Companies, Inc. ...................................   2,900      102,950
LSI Logic Corp. ..........................................   2,100       56,175
Lucent Technologies, Inc. ................................  10,500      485,625
Mallinckrodt, Inc. .......................................   1,200       52,950
Manor Care, Inc. .........................................   1,000       27,000
Marriott International, Inc. .............................   2,100      116,025
Marsh & McLennan Cos., Inc. ..............................   1,200      124,800
Masco Corp. ..............................................   2,700       97,200
Mattel, Inc. .............................................   4,500      124,875
May Department Stores Co. ................................   4,200      196,350
Maytag Corp. .............................................   1,700       33,575
MBIA Inc. ................................................     700       70,875
MBNA Corp. ...............................................   3,700      153,550
McDermott International, Inc. ............................     900       14,962
McDonald's Corp. .........................................  11,500      520,375
McDonnell Douglas Corp. ..................................   3,500      224,000
McGraw-Hill Cos., Inc. ...................................   1,600       73,800
MCI Communications Corp. .................................  11,300      369,368
Mead Corp. ...............................................     900       52,312
Medtronic, Inc. ..........................................   4,000      272,000
Mellon Bank Corp. ........................................   2,100      149,100
Mercantile Stores, Inc. ..................................     600       29,625
Merck & Co., Inc. ........................................  20,000    1,585,000
Meredith Corp. ...........................................     400       21,100
Merrill Lynch & Co., Inc. ................................   2,700      220,050
MGIC Investment Corp. ....................................   1,000       76,000
Micron Technology, Inc. ..................................   3,500      101,937
Microsoft Corp. ..........................................  19,800    1,635,975
Millipore Corp. ..........................................     700       28,962
Minnesota Mining & Mfg. Co. ..............................   6,900      571,837
Mobil Corp. ..............................................   6,500      794,625
Monsanto Co. .............................................   9,700      377,087
Moore Corp., Ltd. ........................................   1,700       34,637
Morgan (J.P.) & Co., Inc. ................................   3,100      302,637
Morgan Stanley Group, Inc. ...............................   2,500      142,812
Morton International, Inc. ...............................   2,400       97,800
Motorola, Inc. ...........................................   9,800      601,475
NACCO Industries, Inc. Cl A...............................     100        5,350
Nalco Chemical Co. .......................................   1,100       39,737

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEX PORTION (CONT'D):
National City Corp. ......................................   3,700 $    166,037
National Semiconductor Corp. .............................   2,300       56,062
National Service Industries...............................     800       29,900
NationsBank Corp. ........................................   4,800      469,200
Navistar International Corp. .............................   1,200       10,950
New York Times Co. Cl A ..................................   1,600       60,800
Newell Co. ...............................................   2,600       81,900
Newmont Mining Corp. .....................................   1,600       71,600
Niagara Mohawk Power Corp. ...............................   2,400       23,700
Nicor, Inc. ..............................................     800       28,600
Nike, Inc. Cl B ..........................................   4,800      286,800
NorAm Energy Corp. .......................................   2,300       35,362
Nordstrom, Inc. ..........................................   1,300       46,068
Norfolk Southern Corp. ...................................   2,100      183,750
Northern States Power Co. ................................   1,100       50,462
Northern Telecom, Ltd. ...................................   4,300      266,062
Northrop Grumman Corp. ...................................   1,000       82,750
Norwest Corp. ............................................   6,100      265,350
Novell, Inc. .............................................   5,700       53,972
Nucor Corp. ..............................................   1,500       76,500
NYNEX Corp. ..............................................   7,300      351,312
Occidental Petroleum Corp. ...............................   5,400      126,225
Ohio Edison Co. ..........................................   2,500       56,875
Oneok, Inc. ..............................................     500       15,000
Oracle Corp. .............................................  10,900      455,075
Oryx Energy Co. ..........................................   1,700       42,075
Owens Corning.............................................     900       38,362
Paccar, Inc. .............................................     600       40,800
Pacific Enterprises ......................................   1,400       42,525
Pacific Telesis Group ....................................   7,100      260,925
PacifiCorp ...............................................   4,900      100,450
Pall Corp. ...............................................   1,900       48,450
PanEnergy Corp. ..........................................   2,500      112,500
Parker Hannifin Corp. ....................................   1,200       46,500
Peco Energy Co. ..........................................   3,700       93,425
Penney (J.C.) Co., Inc. ..................................   3,800      185,250
Pennzoil Co. .............................................     800       45,200
Peoples Energy Corp. .....................................     600       20,325
Pep Boys-Manny, Moe & Jack................................   1,000       30,750
Pepsico, Inc. ............................................  25,700      751,725
Perkin-Elmer Corp. .......................................     700       41,212
Pfizer, Inc. .............................................  10,700      886,762
PG & E Corp. .............................................   6,800      142,800
Pharmacia & Upjohn, Inc. .................................   8,400      332,850
Phelps Dodge Corp. .......................................   1,100       74,250
Phillip Morris Cos., Inc. ................................  13,500    1,520,437
Phillips Petroleum Co. ...................................   4,400      194,700
Pioneer Hi-Bred Intl., Inc. ..............................   1,400       98,000
Pitney Bowes, Inc. .......................................   2,500      136,250
Placer Dome, Inc. ........................................   4,000       87,000
PNC Bank Corp. ...........................................   5,600      210,700
Polaroid Corp. ...........................................     800       34,800

                                                           SHARES     VALUE
                                                           ------- ------------
Potlatch Corp. ...........................................     500 $     21,500
PP&L Resources, Inc. .....................................   2,700       62,100
PPG Industries, Inc. .....................................   3,000      168,375
Praxair, Inc. ............................................   2,600      119,925
Price/Costco, Inc. .......................................   3,300       82,912
Proctor & Gamble Co. .....................................  11,300    1,214,750
Providian Corp. ..........................................   1,600       82,200
Public Svc. Enterprise Group..............................   3,900      106,275
Pulte Corp. ..............................................     400       12,300
Quaker Oats Co. ..........................................   2,200       83,875
Ralston Purina Co. .......................................   1,800      132,075
Raychem Corp. ............................................     700       56,087
Raytheon Co. .............................................   3,900      187,687
Reebok International Ltd. ................................     900       37,800
Republic New York Corp. ..................................     900       73,462
Reynold's Metals Co. .....................................   1,100       62,012
Rite-Aid Corp. ...........................................   2,000       79,500
Rockwell Intl Corp .......................................   3,600      219,150
Rohm & Haas Co. ..........................................   1,100       89,787
Rowan Cos., Inc. .........................................   1,400       31,675
Royal Dutch Petroleum Co. ................................   8,900    1,519,675
Rubbermaid, Inc. .........................................   2,500       56,875
Russell Corp. ............................................     600       17,850
Ryder System, Inc. .......................................   1,400       39,375
Safeco Corp. .............................................   2,100       82,818
Safety Kleen Corp. .......................................   1,000       16,375
Salomon, Inc. ............................................   1,800       84,825
Santa Fe Energy Resources, Inc ...........................   1,500       20,812
Sante Fe Pacific Gold Corp. ..............................   2,200       33,825
Sara Lee Corp. ...........................................   8,000      298,000
SBC Communications, Inc. .................................  10,000      517,500
Schering-Plough Corp. ....................................   6,100      394,975
Schlumberger, Ltd. .......................................   4,100      409,487
Scientific-Atlanta, Inc. .................................   1,300       19,500
Seagate Technology, Inc. .................................   4,100      161,950
Seagram, Ltd. ............................................   6,200      240,250
Sears Roebuck & Co. ......................................   6,500      299,812
Service Corp. International...............................   3,900      109,200
Shared Medical Systems Corp. .............................     400       19,700
Sherwin-Williams Co. .....................................   1,400       78,400
Sigma Aldrich Corp. ......................................     800       49,950
Silicon Graphics, Inc. ...................................   2,900       73,950
Snap-On, Inc. ............................................   1,000       35,625
Sonat, Inc. ..............................................   1,400       72,100
Southern Co. .............................................  11,200      253,400
Southwest Airlines Co. ...................................   2,400       53,100
Springs Industries, Inc. Cl A ............................     300       12,900
Sprint Corp. .............................................   7,100      283,112
St. Jude Medical, Inc. ...................................   1,300       55,412
St. Paul Companies (The) .................................   1,400       82,075
Stanley Works.............................................   1,500       40,500
Stone Container Corp. ....................................   1,600       23,800
Stride Rite Corp. ........................................     800        8,000
Sun Co., Inc. ............................................   1,200       29,250

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEX PORTION (CONT'D):
Sun Microsystems, Inc. ...................................   6,100 $    156,693
Suntrust Banks, Inc. .....................................   3,700      182,225
Supervalu, Inc. ..........................................   1,100       31,212
Sysco Corp. ..............................................   3,000       97,875
Tandem Computers, Inc. ...................................   2,000       27,500
Tandy Corp. ..............................................   1,000       44,000
Tektronix, Inc. ..........................................     500       25,625
Tele-Communications, Inc. Cl A............................  11,000      143,687
Tellabs, Inc. ............................................   3,000      112,875
Temple-Inland, Inc. ......................................     900       48,712
Tenet Healthcare Corp. ...................................   3,600       78,750
Tenneco, Inc. ............................................   2,800      126,350
Texaco, Inc. .............................................   4,400      431,750
Texas Instruments, Inc. ..................................   3,100      197,625
Texas Utilities Co. ......................................   3,700      150,775
Textron, Inc. ............................................   1,400      131,950
Thermo Electron Corp. ....................................   2,700      111,375
Thomas & Betts Corp. .....................................     900       39,937
Time Warner, Inc. ........................................   9,400      352,500
Times Mirror Co. Cl A.....................................   1,600       79,600
Timken Co. ...............................................     500       22,937
TJX Cos., Inc. ...........................................   1,300       61,587
Torchmark Corp. ..........................................   1,200       60,600
Toys R Us, Inc. ..........................................   4,500      135,000
Transamerica Corp. .......................................   1,100       86,900
Travelers Group, Inc. ....................................  10,600      480,974
Tribune Co. ..............................................   1,000       78,875
Trinova Corp. ............................................     500       18,187
TRW, Inc. ................................................   2,100      103,950
Tupperware Corp. .........................................   1,000       53,625
Tyco Labs, Inc. ..........................................   2,600      137,475
U.S. Bancorp .............................................   2,500      112,343
U.S. Life Corp. ..........................................     600       19,950
U.S. Surgical Corp. ......................................   1,000       39,375
U.S. West Communications Group............................   7,900      254,775
U.S. West Media Group.....................................  10,300      190,550
Unicom Corp. .............................................   3,600       97,650
Unilever N.V. ............................................   2,600      455,650
Union Camp Corp. .........................................   1,200       57,300
Union Carbide Corp. ......................................   2,100       85,837

                                                            SHARES     VALUE
                                                            ------- ------------
Union Electric Co. ........................................   1,700 $     65,450
Union Pacific Corp. .......................................   4,100      246,512
Union Pacific Resources Grp. ..............................   4,100      119,925
Unisys Corp. ..............................................   2,900       19,575
United Healthcare Corp. ...................................   3,000      135,000
United Technologies Corp. .................................   4,000      264,000
Unocal Corp. ..............................................   4,100      166,562
UNUM Corp. ................................................   1,200       86,700
USAir Group, Inc. .........................................   1,100       25,712
USF&G Corp. ...............................................   1,900       39,662
UST, Inc. .................................................   3,100      100,362
USX-Marathon Group.........................................   4,800      114,600
USX-U.S. Steel Group, Inc. ................................   1,400       43,925
V F Corp. .................................................   1,100       74,250
Viacom, Inc. ..............................................   5,901      205,786
W.R. Grace & Co. ..........................................   1,500       77,625
Wachovia Corp. ............................................   2,700      152,550
Wal-Mart Stores, Inc. .....................................  38,000      869,250
Walgreen Co. ..............................................   4,100      164,000
Warner-Lambert Co. ........................................   4,500      337,500
Wells Fargo & Co. .........................................   1,500      404,732
Wendy's International, Inc. ...............................   2,100       43,050
Western Atlas, Inc. .......................................     900       63,787
Westinghouse Electric Corp. ...............................   7,000      139,125
Westvaco Corp. ............................................   1,700       48,875
Weyerhaeuser Co. ..........................................   3,300      156,337
Whirlpool Corp. ...........................................   1,200       55,950
Whitman Corp. .............................................   1,700       38,887
Willamette Industries, Inc. ...............................     900       62,662
Williams Cos., Inc. .......................................   2,550       95,625
Winn-Dixie Stores, Inc. ...................................   2,500       79,062
WMX Technologies, Inc. ....................................   8,000      261,000
Woolworth Corp. ...........................................   2,200       48,125
WorldCom, Inc. ............................................   6,800      177,225
Worthington Industries, Inc. ..............................   1,500       27,187
Wrigley (Wm.) Jr. Co. .....................................   1,900      106,875
Xerox Corp. ...............................................   5,400      284,241
                                                                    ------------
TOTAL INDEX PORTION--
 COMMON STOCKS
 (Cost: $72,879,503) 91.5%.........................................   93,375,768
                                                                    ------------

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                         RATE  MATURITY   AMOUNT      VALUE
                                         ----  -------- ---------- ------------
ACTIVE PORTION:
---------------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.3%)
 U.S. Treasury Bill..................... 5.0%  03/20/97 $   20,000 $     19,788
 U.S. Treasury Bill..................... 5.0   05/29/97    115,000      112,586
 U.S. Treasury Bill..................... 5.0   05/15/97    135,000      132,425
 U.S. Treasury Bill..................... 4.9   01/09/97     50,000       49,945
                                                                   ------------
                                                                        314,744
                                                                   ------------
Commercial Paper (8.2%)
 Warner-Lambert Co...................... 6.0   01/07/97  2,147,000    2,144,853
 Allied Signal, Inc. ................... 6.1   01/02/97  1,806,000    1,805,694
 Ford Motor Credit Corp................. 5.7   01/02/97  2,647,000    2,646,579
 General Electric Capital Corp.......... 6.0   01/02/97  1,805,000    1,804,699
                                                                   ------------
                                                                      8,401,825
                                                                   ------------
TOTAL ACTIVE PORTION -- SHORT-TERM DEBT SECURITIES
 (Cost: $8,716,669) 8.5%.........................................     8,716,569
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $81,596,172) 100.0%......................................  $102,092,337
                                                                   ============

-------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1996:

                                                     UNDERLYING FACE UNREALIZED
                                     EXPIRATION DATE AMOUNT AT VALUE    LOSS
                                     --------------- --------------- ----------
PURCHASED
22 S&P 500 Stock Index Futures Con-
 tracts.............................   March 1997      $8,189,500     $(32,300)
                                                       ==========     ========

The face value of futures purchased and outstanding as percentage of total investment in securities--8.0%.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                              FACE
                           RATE   MATURITY   AMOUNT       VALUE
                           -----  -------- ----------- ------------
LONG-TERM DEBT
 SECURITIES:
U.S. Government (17.5%)
 U.S. Treasury Bond......   6.75% 08/15/26 $ 6,500,000 $  6,548,750
 U.S. Treasury Note......   5.13  04/30/98   5,000,000    4,961,700
 U.S. Treasury Note......   4.75  09/30/98   5,000,000    4,910,950
 U.S. Treasury Note......   6.50  08/15/05  25,000,000   25,160,250
 U.S. Treasury Note......   5.00  01/31/98  15,000,000   14,894,550
                                                       ------------
                                                         56,476,200
                                                       ------------
Agencies/Government--
 Other (18.0%)
 City of New York........  10.00  08/01/05   2,000,000    2,266,200
 City of New York Taxable
  Prerefunded............   9.50  06/01/09   3,265,000    3,669,533
 City of New York Taxable
  Unrefunded.............   9.50  06/01/09   1,735,000    1,982,064
 Connecticut Housing Fin.
  Auth. .................   7.63  05/15/21   2,500,000    2,388,525
 Federal Home Loan Mtge.
  Corp. .................   8.00  07/15/06     953,011      977,426
 Federal Home Loan Mtge.
  Corp. .................   7.95  02/15/20   1,153,160    1,173,697
 Federal Home Loan Mtge.
  Corp. .................   8.50  02/15/21   3,007,772    3,061,341
 Federal Home Loan Mtge.
  Corp. .................   7.50  06/15/19   3,913,841    3,970,082
 Federal Home Loan Mtge.
  Corp. .................   7.25  02/15/19     834,253      838,683
 Federal National Mtge
  Assn. .................   8.95  09/25/19     579,647      591,419
 Federal National Mtge
  Assn. .................   7.50  01/25/19     460,314      462,040
 Federal National Mtge
  Assn. .................   7.00  08/25/20     540,000      543,202
 Federal National Mtge
  Assn. .................   8.50  08/25/18   1,399,456    1,410,385
 Federal National Mtge
  Assn. .................   7.95  11/25/19     728,821      736,334
 Federal National Mtge
  Assn. .................   7.50  06/25/20     496,025      499,898
 Federal National Mtge
  Assn. .................   7.50  04/25/20   1,426,642    1,434,659
 Federal National Mtge
  Assn. .................   7.75  10/25/00     925,000      925,860
 Federal National Mtge
  Assn. .................   8.15  08/25/05     800,000      816,496
 Pulaski County, Arkansas
  PFB....................   7.50  01/01/07     515,244      539,975
 Republic of Iceland.....   6.13  02/01/04   5,000,000    4,825,700
 State of California.....   8.15  09/01/01   1,000,000    1,063,750
 Suffolk County, New
  York...................   5.80  11/01/04   4,000,000    3,761,720
 Suffolk County, New
  York...................   5.88  11/01/05   4,000,000    3,738,320
 Swedish Export Credit...   9.88  03/15/38   6,000,000    6,512,640
 Tennessee Valley
  Authority..............   7.85  06/15/44  10,000,000   10,197,500
                                                       ------------
                                                         58,387,449
                                                       ------------
Basic Materials (3.2%)
 Fletcher Challenge Ltd..   9.00  09/15/99   2,000,000    2,106,000
 Inco Ltd................   9.60  06/15/22   7,500,000    8,172,300
                                                       ------------
                                                         10,278,300
                                                       ------------
Consumer, Cyclical (8.3%)
 Centex Corp.............   7.38  06/01/05   5,000,000    4,863,650
 Costco Wholesale Corp...   5.75  05/15/02   5,000,000    4,850,000
 Fruit of the Loom, Inc..   7.88  10/15/99   1,000,000    1,024,810
 Gannett, Inc............   5.85  05/01/00   3,500,000    3,436,405
 Nordstrom, Inc..........   8.88  02/15/98   1,500,000    1,544,415
 Shopko Stores, Inc......   9.00  11/15/04   5,000,000    4,860,600
 V F Corp................   9.25  05/01/22   1,000,000    1,103,820
 Valassis Communication,
  Inc....................   9.55  12/01/03   5,000,000    5,203,200
                                                       ------------
                                                         26,886,900
                                                       ------------

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                        RATE   MATURITY   AMOUNT       VALUE
                                        -----  -------- ----------- ------------
Consumer, Non-Cyclical (5.7%)
 McKesson Corp.........................  8.63% 02/01/98 $ 1,000,000 $  1,019,330
 Ralston Purina Co. ...................  8.63  02/15/22   7,500,000    8,343,075
 Rhone-Poulenc S A.....................  6.75  10/15/99   2,500,000    2,520,275
 Rhone-Poulenc S A.....................  7.75  01/15/02   3,000,000    3,104,160
 Whitman Corp. ........................  7.63  06/15/15   3,500,000    3,535,000
                                                                    ------------
                                                                      18,521,840
                                                                    ------------
Energy (4.7%)
 Southern Union Co. ...................  7.60  02/01/24  10,000,000    9,778,300
 Tosco Corp............................  8.25  05/15/03   5,000,000    5,296,750
                                                                    ------------
                                                                      15,075,050
                                                                    ------------
Financial (14.0%)
 Aristar, Inc. ........................  8.88  08/15/98   2,000,000    2,081,460
 Berkley (W.R.) Corp...................  8.70  01/01/22   5,000,000    5,495,600
 British Gas Financial, Inc............  8.75  03/15/98   3,000,000    3,087,990
 Fairfax Financial Holdings............  8.25  10/01/15   2,500,000    2,599,925
 Heller Financial, Inc. ...............  9.13  08/01/99   2,000,000    2,118,860
 Kemper Corp. .........................  8.80  11/01/98   2,500,000    2,604,725
 Progressive Corp. of Ohio............. 10.00  12/15/00   1,500,000    1,674,660
 Rodamco NV............................  7.75  05/15/15   5,000,000    5,124,050
 Roosevelt Fed. Svgs. & Ln. Assn. ..... 10.13  04/15/18   3,000,000    3,129,450
 Ryland Acceptance Corp. ..............  7.95  08/20/19   1,903,853    1,926,451
 Sun America, Inc......................  9.95  02/01/12   5,000,000    6,021,200
 Sun America, Inc......................  9.00  01/15/99   4,000,000    4,193,600
 Vesta Insurance Group, Inc. ..........  8.75  07/15/25   5,000,000    5,392,900
                                                                    ------------
                                                                      45,450,871
                                                                    ------------
Industrial (0.9%)
 Union Pacific Corp. ..................  8.50  01/15/98   3,000,000    3,073,200
                                                                    ------------
Utilities (16.0%)
 Big Rivers Electric Corp.............. 10.70  09/15/17  10,000,000   10,826,300
 Big Rivers Electric Corp..............  9.52  03/15/19  12,500,000   13,522,750
 Big Rivers Electric Corp..............  9.50  02/15/17   8,000,000    8,634,240
 New Orleans Public Service............  8.00  03/01/06   4,000,000    3,955,560
 Oklahoma Gas & Elec. Co. .............  8.88  12/01/20   7,500,000    7,671,900
 Pacific Gas & Electric Co.............  8.75  01/01/01   2,000,000    2,150,900
 Philadelphia Electric Co..............  7.13  08/15/23   5,000,000    4,833,158
                                                                    ------------
                                                                      51,594,808
                                                                    ------------
TOTAL LONG-TERM DEBT SECURITIES
 (Cost: $282,522,417) 88.3%.......................................   285,744,618
                                                                    ------------

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                        RATE   MATURITY   AMOUNT       VALUE
                                        -----  -------- ----------- ------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (7.0%)
 Allied Signal, Inc....................  5.65% 01/23/97 $ 1,494,000 $  1,488,841
 Baltimore Gas & Electric Co...........  5.45  01/14/97   3,585,000    3,577,928
 Baltimore Gas & Electric Co...........  5.78  01/06/97   3,000,000    2,997,588
 Becton Dickinson......................  5.50  01/07/97   2,641,000    2,638,575
 Ford Motor Credit Corp. ..............  5.40  01/07/97   2,395,000    2,392,835
 General Electric Capital Corp. .......  5.42  01/03/97   2,395,000    2,394,276
 Sony Capital Corp.....................  5.30  01/13/97   2,570,000    2,565,426
 Sony Capital Corp.....................  5.31  01/15/97   2,030,000    2,025,781
 UBS Finance Del. Inc. ................  8.00  01/02/97   2,500,000    2,499,444
                                                                    ------------
                                                                      22,580,694
                                                                    ------------
Consumer, Cyclical (0.8%)
 Dillard Dept. Stores, Inc.............  9.63  09/15/97   1,000,000    1,024,660
 Penney (J.C.) Co., Inc................ 10.00  10/15/97   1,500,000    1,545,525
                                                                    ------------
                                                                       2,570,185
                                                                    ------------
Financial (3.9%)
 Chase Manhattan Corp. ................  7.50  12/01/97   5,000,000    5,062,200
 General Motors Acceptance Corp. ......  7.88  03/04/97   2,500,000    2,509,100
 General Motors Acceptance Corp. ......  8.38  05/01/97   5,000,000    5,040,650
                                                                    ------------
                                                                      12,611,950
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $37,717,639) 11.7%........................................    37,762,829
                                                                    ------------
TOTAL INVESTMENTS
 (Cost: $320,240,056) 100.0%......................................  $323,507,447
                                                                    ============

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                             FACE
                                           RATE  MATURITY   AMOUNT      VALUE
                                           ----  -------- ---------- -----------
INTERMEDIATE-TERM DEBT SECURITIES:
U.S. Government (27.4%)
 U.S. Treasury Note....................... 4.75% 09/30/98 $1,000,000 $   982,190
 U.S. Treasury Note....................... 5.13  04/30/98  1,000,000     992,340
 U.S. Treasury Note....................... 5.88  11/15/99    750,000     747,067
 U.S. Treasury Note....................... 5.13  06/30/98  1,000,000     990,940
 U.S. Treasury Note....................... 5.00  01/31/98    500,000     496,485
                                                                     -----------
                                                                       4,209,022
                                                                     -----------
Agencies/Government--Other (51.3%)
 Federal Home Loan Mtge. Corp. ........... 7.75  08/15/15    224,494     227,089
 Federal Home Loan Mtge. Corp. ........... 7.75  12/01/02    478,262     495,275
 Federal Home Loan Mtge. Corp. ........... 8.00  04/01/02    452,376     476,808
 Federal Home Loan Mtge. Corp. ........... 6.00  05/15/22    294,622     286,242
 Federal Home Loan Mtge. Corp. ........... 7.25  02/15/19    210,377     211,493
 Federal Home Loan Mtge. Corp. ........... 7.50  06/15/19    682,647     692,456
 Federal Home Loan Mtge. Corp. ........... 7.95  02/15/20    262,725     267,404
 Federal Home Loan Mtge. Corp. ........... 8.00  12/15/18    721,179     736,049
 Federal Home Loan Mtge. Corp. ........... 8.00  11/15/05    500,000     512,340
 Federal National Mtge. Assn. ............ 7.50  01/25/19    228,501     229,358
 Federal National Mtge. Assn. ............ 8.95  09/25/19    211,447     215,741
 Federal National Mtge. Assn. ............ 7.50  10/25/19    136,005     136,641
 Federal National Mtge. Assn. ............ 8.25  09/25/05    320,268     327,272
 Federal National Mtge. Assn. ............ 7.95  11/25/19    232,262     234,656
 Federal National Mtge. Assn. ............ 7.00  05/25/16    212,126     212,921
 Federal National Mtge. Assn. ............ 7.75  10/25/18    520,477     526,655
 Federal National Mtge. Assn. ............ 8.50  08/25/18    198,097     199,643
 Federal National Mtge. Assn. ............ 7.50  06/25/20    416,661     419,914
 Federal National Mtge. Assn. ............ 7.00  12/25/19    212,888     213,752
 Federal National Mtge. Assn. ............ 7.00  01/25/21    180,526     181,203
 Federal National Mtge. Assn. ............ 7.00  08/25/20    375,000     377,223
 Federal National Mtge. Assn. ............ 7.75  10/25/00    375,000     375,348
 Pulaski County, Arkansas PFB............. 7.50  01/01/07    320,596     335,984
                                                                     -----------
                                                                       7,891,467
                                                                     -----------
Financial (3.7%)
 FBC Mortgage Secur. Trust................ 8.30  08/20/09    207,772     211,407
 GE Capital Mtge. Services, Inc. ......... 6.00  09/25/08    351,483     350,164
                                                                     -----------
                                                                         561,571
                                                                     -----------
Utilities (0.7%)
 Big Rivers Electric Corp. ............... 9.50  02/15/17    100,000     107,928
                                                                     -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
 (Cost: $12,711,764) 83.1%.........................................   12,769,988
                                                                     -----------

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            FACE
                                          RATE  MATURITY   AMOUNT      VALUE
                                          ----  -------- ---------- -----------
SHORT-TERM DEBT SECURITIES:
U.S. Government (6.5%)
 U.S. Treasury Note...................... 5.75% 09/30/97 $1,000,000 $ 1,001,720
                                                                    -----------
Commercial Paper (9.7%)
 Ford Motor Credit Corp. ................ 5.62  01/03/97    315,000     314,901
 General Electric Capital Corp. ......... 5.40  01/03/97    100,000      99,970
 IBM Credit Corp. ....................... 5.42  01/24/97    273,000     272,053
 Merrill Lynch & Co., Inc. .............. 5.33  01/03/97    245,000     244,927
 Petrofina Delaware Inc. ................ 6.50  01/02/97    436,000     435,921
 Potomac Electric Power Co. ............. 5.90  01/06/97    124,000     123,898
                                                                    -----------
                                                                      1,491,670
                                                                    -----------
Technology (0.7%)
 McDonnell Douglas Corp.................. 8.63  04/01/97    100,000     100,657
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $2,595,920) 16.9%.........................................    2,594,047
                                                                    -----------
TOTAL INVESTMENTS
 (Cost: $15,307,684) 100.0%.......................................  $15,364,035
                                                                    ===========

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                             FACE
                                          RATE   MATURITY   AMOUNT      VALUE
                                          -----  -------- ---------- -----------
INTERMEDIATE-DEBT SECURITIES:
U.S. Government (35.9%)
 U.S. Treasury Note......................  6.38% 09/30/01 $3,250,000 $ 3,269,305
 U.S. Treasury Note......................  5.88  02/15/04  1,500,000   1,460,385
                                                                     -----------
                                                                       4,729,690
                                                                     -----------
Agencies/Government--Other (6.7%)
 Federal Home Loan Mtge Corp.............  8.00  07/15/06    476,505     488,713
 City of New York........................  9.50  06/01/09    230,000     258,497
 City of New York........................  9.50  06/01/09    120,000     137,088
                                                                     -----------
                                                                         884,298
                                                                     -----------
Consumer, Cyclical (3.8%)
 Costco Wholesale Corp...................  5.75  05/15/02    250,000     242,500
 Fruit of the Loom, Inc..................  7.88  10/15/99    250,000     256,202
                                                                     -----------
                                                                         498,702
                                                                     -----------
Financial (11.7%)
 Bear Stearns Cos., Inc..................  9.38  06/01/01    250,000     274,680
 General Motors Acceptance Corp. ........  8.38  05/01/97    250,000     252,032
 Smith Barney Hldgs., Inc. ..............  6.50  10/15/02    500,000     491,710
 Sun America, Inc........................  9.00  01/15/99    500,000     524,200
                                                                     -----------
                                                                       1,542,622
                                                                     -----------
Industrial (4.0%)
 Airborne Freight Corp...................  8.88  12/15/02    250,000     267,177
 Comdisco, Inc. .........................  7.75  09/01/99    250,000     256,922
                                                                     -----------
                                                                         524,099
                                                                     -----------
Utilities (12.9%)
 Baltimore Gas & Electric Co.............  6.13  07/01/03    250,000     242,445
 Big Rivers Electric Corp................  9.50  02/15/17    200,000     215,856
 Commonwealth Edison Co..................  7.50  01/01/01    500,000     499,615
 Connecticut Light & Power Co. ..........  5.50  02/01/99    500,000     483,855
 Public Svc. Electric & Gas Co...........  7.88  11/01/01    250,000     261,442
                                                                     -----------
                                                                       1,703,213
                                                                     -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
 (Cost: $9,858,870) 75.0%..........................................    9,882,624
                                                                     -----------

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            FACE
                                          RATE  MATURITY   AMOUNT      VALUE
                                          ----  -------- ---------- -----------
SHORT-TERM DEBT SECURITIES:
Agencies (17.5%)
 Federal Home Loan Bank.................. 5.55% 01/06/97 $2,300,000 $ 2,298,227
                                                                    -----------
Commercial Paper (7.5%)
 Baltimore Gas & Electric Co. ........... 5.78  01/06/97    326,000     325,737
 General Electric Capital Corp. ......... 5.40  01/03/97    100,000      99,970
 Merrill Lynch & Co., Inc. .............. 5.80  01/03/97    326,000     325,895
 Petrofina Delaware Inc. ................ 6.50  01/02/97    240,000     239,957
                                                                    -----------
                                                                        991,559
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $3,289,786) 25.0%.........................................    3,289,786
                                                                    -----------
TOTAL INVESTMENTS
 (Cost: $13,148,656) 100.0%.......................................  $13,172,410
                                                                    ===========

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            SHARES     VALUE
                                                            ------- ------------
COMMON STOCKS:
Basic Materials (6.6%)
 Air Products & Chemicals Corp. ...........................  25,000 $  1,728,125
 Aluminum Co. of America...................................  15,000      956,250
 Homestake Mining Co. ..................................... 110,000    1,567,500
 IMC Global, Inc. .........................................  65,000    2,543,125
 Inland Steel, Inc.* ......................................  56,000    1,120,000
 LTV Corp. ................................................ 267,000    3,170,625
 Methanex Corp.* .......................................... 125,000    1,125,000
 Nucor Corp. ..............................................  25,000    1,275,000
 Reynold's Metals Co. .....................................  30,000    1,691,250
 USX-U.S. Steel Group, Inc. ............................... 110,000    3,451,250
                                                                    ------------
                                                                      18,628,125
                                                                    ------------
Consumer, Cyclical (6.2%)
 AutoZone, Inc.* ..........................................  12,500      343,750
 BRC Holdings, Inc.* ......................................  12,500      559,375
 Centex Corp. .............................................  45,000    1,693,125
 Eastman Kodak Co. ........................................   7,000      561,750
 Federal-Mogul Corp. ...................................... 100,000    2,200,000
 General Motors Corp. ..................................... 100,000    5,575,000
 Grupo Televisa S.A.-Spons GDR*............................  35,000      896,875
 OfficeMax, Inc.*..........................................  70,000      743,750
 Offshore Logistics, Inc.*................................. 101,000    1,956,875
 Rollins Truck Leasing Co. ................................ 110,000    1,388,750
 TCI Satellite Entertainment*..............................  12,000      118,500
 Tele-Communications, Inc. Cl A*........................... 120,000    1,567,500
                                                                    ------------
                                                                      17,605,250
                                                                    ------------
Consumer, Non-Cyclical (0.5%)
 Pepsi-Cola Puerto Rico Bottle*............................  34,900      139,600
 Scherer (R.P.) Corp.*.....................................  25,000    1,256,250
                                                                    ------------
                                                                       1,395,850
                                                                    ------------
Energy (20.2%)
 Apache Corp. .............................................  75,000    2,653,125
 Cairn Energy USA, Inc.*................................... 120,000    1,200,000
 Chieftan International, Inc.*.............................  95,000    2,470,000
 Dresser Industries, Inc. .................................  90,000    2,790,000
 Enron Oil & Gas Co. ...................................... 110,000    2,777,500
 Global Industries Ltd.*...................................  35,000      651,875
 Lomak Petroleum, Inc. ....................................  84,100    1,440,212
 Marine Drilling Companies, Inc*...........................  32,500      639,843
 Nabors Industries, Inc.*.................................. 369,000    7,103,250
 Occidental Petroleum Corp. ............................... 105,000    2,454,375
 Oceaneering Int'l, Inc.*.................................. 247,900    3,935,412
 Parker & Parsley Petroleum Co.............................  45,000    1,653,750
 Peoples Energy Corp.......................................  66,000    2,235,750
 Pride Petroleum Svcs., Inc.*.............................. 397,000    9,230,250
 Reading & Bates Corp.*....................................  25,000      662,500
 Seagull Energy Corp.*..................................... 130,000    2,860,000
 United Meridian Corp.*....................................  10,000      517,500
 USX-Marathon Group........................................ 310,000    7,401,250
 Western Atlas, Inc.*......................................  61,000    4,323,375
                                                                    ------------
                                                                      56,999,967
                                                                    ------------

                                                            SHARES     VALUE
                                                            ------- ------------
Financial (1.6%)
 Horace Mann Educators Corp. ..............................  60,000 $  2,422,500
 New Plan Realty Trust.....................................  80,700    2,047,762
                                                                    ------------
                                                                       4,470,262
                                                                    ------------
Industrial (13.2%)
 Anixter International, Inc.*.............................. 120,000    1,935,000
 Browning Ferris Inds., Inc................................  45,000    1,181,250
 BWAY Corp.*...............................................  37,000      707,625
 Cooper Industries.........................................  30,000    1,263,750
 Covenant Transport, Inc. Cl A*............................  25,000      359,375
 Fingerhut Companies, Inc..................................  65,000      796,250
 Fluor Corp. ..............................................  61,300    3,846,575
 Hanson PLC--ADR........................................... 490,000    3,307,500
 Interim Services, Inc.*...................................  50,500    1,792,750
 Lafarge Corp. ............................................ 153,000    3,079,125
 Pall Corp. ...............................................  40,000    1,020,000
 Powell Industries, Inc.*.................................. 100,000    1,387,500
 Railtex, Inc.*............................................  20,000      505,000
 Sea Containers, Ltd. Cl A................................. 105,000    1,640,625
 Silicon Valley Group, Inc.*............................... 130,000    2,616,250
 Smith International, Inc.*................................  60,000    2,692,500
 The Peak Technologies Group*.............................. 209,300    2,511,600
 Vallen Corp.*.............................................  55,000      914,375
 Waste Management Intl. PLC*............................... 175,000    1,378,125
 WMX Technologies, Inc..................................... 135,000    4,404,375
                                                                    ------------
                                                                      37,339,550
                                                                    ------------
Technology (3.5%)
 Activision, Inc.*.........................................  50,000      643,750
 Alliance Semiconductor Corp.*............................. 135,000      961,875
 AT&T Corp.................................................  55,000    2,392,500
 FastComm Communications Corp.*............................  43,000      263,375
 GenCorp, Inc.............................................. 155,000    2,809,375
 LSI Logic Corp.*..........................................  45,000    1,203,750
 Lucent Technologies, Inc..................................  15,000      693,750
 Minnesota Mining & Mfg. Co................................   5,000      414,375
 Symantec Corp.*...........................................  35,000      507,500
                                                                    ------------
                                                                       9,890,250
                                                                    ------------
Utilities (1.0%)
 GTE Corp. ................................................  25,000    1,137,500
 Telephone & Data Systems, Inc.............................  50,000    1,812,503
                                                                    ------------
                                                                       2,950,003
                                                                    ------------
TOTAL COMMON STOCKS
 (Cost: $128,141,273) 52.8%........................................  149,279,257
                                                                    ------------

-------
* Non-income producing security.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            FACE
                                         RATE   MATURITY   AMOUNT      VALUE
                                         -----  -------- ---------- ------------
LONG-TERM DEBT SECURITIES:
U.S. Government (7.0%)
 U.S. Treasury Bond.....................  6.75%  8/15/26 $2,500,000 $  2,518,750
 U.S. Treasury Note.....................  5.13   6/30/98  3,000,000    2,972,820
 U.S. Treasury Note.....................  5.00   1/31/98 14,500,000   14,398,065
                                                                    ------------
                                                                      19,889,635
                                                                    ------------
Agencies/Government--Other (5.8%)
 City of New York....................... 10.00    8/1/05    500,000      566,550
 City of New York.......................  9.50    6/1/09  1,310,000    1,472,309
 City of New York.......................  9.50    6/1/09    690,000      788,256
 Connecticut Housing Fin. Auth..........  7.63   5/15/21  1,000,000      955,410
 Federal Home Loan Mtge Corp. ..........  8.00   7/15/06    476,505      488,713
 Republic of Iceland....................  6.13    2/1/04  2,500,000    2,412,850
 State of California....................  8.15    9/1/01    500,000      531,875
 Suffolk County, New York...............  5.88   11/1/05    750,000      700,935
 Suffolk County, New York...............  5.80   11/1/04    250,000      235,107
 Swedish Export Credit..................  9.88   3/15/38  3,000,000    3,256,320
 Tennessee Valley Authority.............  7.85   6/15/44  5,000,000    5,098,750
                                                                    ------------
                                                                      16,507,075
                                                                    ------------
Basic Materials (1.0%)
 Inco Ltd. .............................  9.60   6/15/22  2,500,000    2,724,100
                                                                    ------------
Consumer, Cyclical (3.2%)
 Centex Corp. ..........................  7.38    6/1/05  2,000,000    1,945,460
 Costco Wholesale Corp. ................  5.75   5/15/02  1,000,000      970,000
 Dillard Dept. Stores, Inc. ............  9.63   9/15/97    500,000      512,330
 Fruit of the Loom, Inc. ...............  7.88  10/15/99    500,000      512,405
 Gannett, Inc. .........................  5.85    5/1/00  1,000,000      981,830
 Nordstrom, Inc. .......................  8.88   2/15/98    500,000      514,805
 Penney (J.C.) Co., Inc. ............... 10.00  10/15/97    500,000      515,175
 Shopko Stores, Inc. ...................  9.00  11/15/04  1,000,000      972,120
 Valassis Communication, Inc. ..........  9.55   12/1/03  2,000,000    2,081,280
                                                                    ------------
                                                                       9,005,405
                                                                    ------------
Consumer, Non-Cyclical (2.1%)
 Ralston Purina Co. ....................  8.63   2/15/22  2,500,000    2,781,025
 Rhone-Poulenc S A......................  6.75  10/15/99  1,000,000    1,008,110
 Rhone-Poulenc S A......................  7.75   1/15/02  1,000,000    1,034,720
 Whitman Corp. .........................  7.63   6/15/15  1,000,000    1,010,000
                                                                    ------------
                                                                       5,833,855
                                                                    ------------
Energy (2.7%)
 Southern Union Co. ....................  7.60    2/1/24  5,000,000    4,889,150
 Tosco Corp. ...........................  8.25   5/15/03  2,500,000    2,648,375
                                                                    ------------
                                                                       7,537,525
                                                                    ------------
Financial (5.2%)
 Aristar, Inc. .........................  8.88   8/15/98    500,000      520,365
 Berkley (W.R.) Corp. ..................  8.70    1/1/22  1,500,000    1,648,680
 British Gas Financial, Inc. ...........  8.75   3/15/98    500,000      514,665
 Chase Manhattan Corp. .................  7.50   12/1/97  1,000,000    1,012,440
 Fairfax Financial Holdings.............  8.25   10/1/15    500,000      519,985
 General Motors Acceptance Corp. .......  7.88    3/4/97    500,000      501,820
 General Motors Acceptance Corp. .......  8.38    5/1/97    750,000      756,098
 Heller Financial, Inc. ................  9.13    8/1/99    500,000      529,715
 Kemper Corp. ..........................  8.80   11/1/98    500,000      520,945
 Progressive Corp. of Ohio.............. 10.00  12/15/00    500,000      558,220

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                        RATE   MATURITY   AMOUNT       VALUE
                                        -----  -------- ----------- ------------
LONG-TERM DEBT SECURITIES (CONT'D):
 Rodamco NV............................  7.75%  5/15/15 $ 2,000,000 $  2,049,620
 Roosevelt Fed. Svgs. & Ln. Assn. ..... 10.13   4/15/18   1,000,000    1,043,150
 Sun America, Inc. ....................  9.95    2/1/12   2,000,000    2,408,480
 Sun America, Inc. ....................  9.00   1/15/99   1,000,000    1,048,400
 Vesta Insurance Group, Inc. ..........  8.75   7/15/25   1,000,000    1,078,580
                                                                    ------------
                                                                      14,711,163
                                                                    ------------
Utilities (6.9%)
 Big Rivers Electric Corp. ............ 10.70   9/15/17   4,000,000    4,330,520
 Big Rivers Electric Corp. ............  9.52   3/15/19   2,500,000    2,704,550
 Big Rivers Electric Corp. ............  9.50   2/15/17   2,000,000    2,158,560
 Central Telephone Co. ................  9.28  11/27/00   1,000,000    1,088,900
 New Orleans Public Service............  8.00    3/1/06   1,000,000      988,890
 Oklahoma Gas & Elec Co. ..............  8.88   12/1/20   5,000,000    5,114,600
 Pacific Gas & Electric Co. ...........  8.75    1/1/01   1,000,000    1,075,450
 PacifiCorp............................  8.73   2/12/98   1,000,000    1,029,990
 Philadelphia Electric Co. ............  7.13   8/15/23   1,000,000      966,630
                                                                    ------------
                                                                      19,458,090
                                                                    ------------
TOTAL LONG-TERM DEBT SECURITIES
 (Cost: $95,167,977) 33.9%........................................    95,666,848
                                                                    ------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper: (13.3%)
 Air Products & Chemicals..............  5.43   1/17/97   3,978,000    3,968,378
 Allied Signal, Inc. ..................  5.65   1/23/97   2,013,000    2,006,048
 Associates Corp. .....................  5.38    1/8/97   5,000,000    4,994,751
 Ford Motor Credit Corp. ..............  5.72    1/2/97   3,026,000    3,025,519
 Ford Motor Credit Corp. ..............  5.40    1/7/97   1,775,000    1,773,396
 General Electric Capital..............  5.40   1/10/97   5,000,000    4,993,227
 Heinz (H.J.) Co. .....................  5.31   1/24/97   4,595,000    4,579,363
 Intl Business Machines................  5.30    1/6/97   1,890,000    1,888,600
 PHH Corp. ............................  5.35    1/6/97   4,210,000    4,206,848
 Sony Capital Corp. ...................  5.31   1/15/97   2,990,000    2,983,785
 UBS Finance Del Inc. .................  8.00    1/2/97   3,200,000    3,199,289
                                                                    ------------
                                                                      37,619,204
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $37,619,204) 13.3%........................................    37,619,204
                                                                    ------------
TOTAL INVESTMENTS
 (Cost: $260,928,454) 100.0%......................................  $282,565,309
                                                                    ============

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            SHARES
                                        EXPIRATION EXERCISE SUBJECT
                                           DATE     PRICE   TO CALL    VALUE
                                        ---------- -------- ------- -----------
OPTIONS WRITTEN:
Air Products & Chemicals Corp. ........  1/18/97    $70.00   5,000  $    (5,625)
Air Products & Chemicals Corp. ........  2/22/97     70.00   5,000      (11,562)
Anixter International, Inc. ...........  1/18/97     17.50   2,500         (312)
Anixter International, Inc. ...........  1/18/97     15.00  10,000      (16,250)
Anixter International, Inc. ...........  7/19/97     17.50   3,000       (4,125)
Apache Corp. ..........................  4/19/97     35.00   7,500      (19,687)
AutoZone, Inc. ........................  2/22/97     25.00  12,500      (35,937)
Browning Ferris Inds., Inc. ...........  3/22/97     25.00  30,000      (67,500)
Centex Corp. ..........................  1/18/97     30.00  19,000     (148,437)
Centex Corp. ..........................  1/18/97     35.00  16,000      (45,500)
Cooper Industries......................  1/18/97     40.00  10,000      (25,000)
Cooper Industries......................  4/19/97     40.00   5,000      (17,187)
Eastman Kodak Co. .....................  1/18/97     75.00   7,000      (42,875)
FastComm Communications Corp. .........  1/18/97     15.00   5,000         (468)
FastComm Communications Corp. .........  1/18/97     10.00  12,500         (781)
Federal-Mogul Corp. ...................  7/19/97     20.00   5,000      (15,937)
Federal-Mogul Corp. ...................  4/19/97     20.00   5,000      (13,750)
Fluor Corp. ...........................  4/19/97     65.00   5,000      (15,000)
GenCorp, Inc. .........................  3/22/97     17.50  10,000      (14,375)
General Motors Corp. ..................  3/22/97     55.00  10,000      (28,750)
General Motors Corp. ..................  1/18/97     60.00  10,000       (1,875)
General Motors Corp. ..................  1/18/97     55.00  15,000      (24,375)
Grupo Televisa S.A.-Spons. GDR ........  1/18/97     30.00  10,000       (1,250)
Grupo Televisa S.A.-Spons. GDR ........  1/18/97     27.50   5,000       (1,562)
GTE Corp. .............................  3/22/97     45.00  15,000      (33,750)
GTE Corp. .............................  1/18/97     42.50  10,000      (37,500)
Homestake Mining Co. ..................  1/18/97     17.50  10,000         (625)
IMC Global, Inc. ......................  1/18/97     45.00   5,000         (625)
Interim Services, Inc. ................  1/18/97     35.00  16,000      (19,000)
Interim Services, Inc. ................  2/22/97     35.00  10,800      (18,900)
Lomak Petroleum, Inc. .................  4/19/97     17.50  15,000      (20,625)
LSI Logic Corp. .......................  1/18/97     25.00  15,000      (39,375)
LSI Logic Corp. .......................  1/18/97     30.00   5,000       (1,875)
LSI Logic Corp. .......................  4/19/97     30.00   5,000      (10,312)
Lucent Technologies, Inc. .............  1/18/97     45.00  15,000      (36,562)
Marine Drilling Companies, Inc. .......  2/22/97     20.00  15,000      (26,250)
Minnesota Mining & Mfg. Co. ...........  1/18/97     70.00   5,000      (70,000)
Nabors Industries, Inc. ...............  1/18/97     20.00   5,000       (3,906)
Nabors Industries, Inc. ...............  3/22/97     20.00   5,000       (6,250)
Nabors Industries, Inc. ...............  6/21/97     20.00  30,000      (52,500)
Oceaneering Int'l, Inc.................  1/18/97     17.50  12,000       (1,500)
Oceaneering Int'l, Inc. ...............  1/18/97     15.00   2,000       (2,250)
Parker & Parsley Petroleum Co. ........  6/21/97     35.00   5,000      (22,812)
Pride Petroleum Svcs., Inc. ...........  1/18/97     17.50   5,000      (27,500)
Pride Petroleum Svcs., Inc.............  4/19/97     20.00   5,000      (19,687)
Reading & Bates Corp. .................  3/22/97     30.00   5,000       (4,687)
Scherer (R.P.) Corp....................  1/18/97     50.00   6,000      (10,312)
Scherer (R.P.) Corp....................  1/18/97     45.00   5,000      (27,812)
Scherer (R.P.) Corp....................  4/19/97     50.00   3,000       (8,625)
Seagull Energy Corp....................  2/22/97     25.00  10,000       (5,000)
Seagull Energy Corp....................  2/22/97     20.00  10,000      (25,625)
Silicon Valley Group, Inc. ............  3/22/97     22.50   5,000       (5,469)
Silicon Valley Group, Inc. ............  3/22/97     25.00   5,000       (2,500)
Smith International, Inc. .............  1/18/97     35.00  22,500     (222,198)
Smith International, Inc. .............  4/19/97     40.00  10,000      (70,000)
Smith International, Inc. .............  1/18/97     40.00  27,500     (139,218)

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                        SHARES
                                 EXPIRATION EXERCISE    SUBJECT
                                    DATE     PRICE   TO CALL VALUE    VALUE
                                 ---------- -------- ------------- -----------
OPTIONS WRITTEN (CONT'D):
Symantec Corp...................  4/19/97    $17.50      5,000     $    (5,625)
Symantec Corp...................  1/18/97     10.00     20,000         (95,000)
United Meridian Corp............  1/18/97     50.00     10,000         (44,375)
USX-Marathon Group..............  1/18/97     22.50     15,000         (24,375)
WMX Technologies, Inc...........  2/22/97     35.00     10,000          (6,250)
                                                                   -----------
TOTAL OPTIONS WRITTEN
 (Premiums Received: $1,370,775).................................. $(1,706,995)
                                                                   ===========

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            SHARES     VALUE
                                                            ------- ------------
COMMON STOCKS:
Basic Materials (1.8%)
 ABT Building Products Corp.*..............................  15,000 $    375,000
 Commonwealth Aluminum Corp.*..............................  30,000      461,250
 High Plains Corp.*........................................  90,000      466,875
 Mississippi Chemical Corp. ...............................  20,000      480,000
 Nucor Corp. ..............................................  15,000      765,000
                                                                    ------------
                                                                       2,548,125
                                                                    ------------
Consumer, Cyclical (15.0%)
 Adelphia Communications Cl A..............................  39,000      224,250
 American Radio Systems Corp.*.............................  94,000    2,561,500
 Brookstone, Inc.*.........................................  62,000      651,000
 Chancellor Broadcasting Cl A*.............................  20,000      475,000
 Damark International, Inc. Cl A*..........................   5,000       47,500
 Danka Business Systems--ADR...............................  40,000    1,415,000
 Fleetwood Enterprises, Inc. ..............................  14,000      385,000
 General Motors Corp. .....................................  15,000      836,250
 Grupo Televisa S.A.--Spons. GDR*..........................  40,000    1,025,000
 Nimbus CD International, Inc.*............................ 115,000      977,500
 Offshore Logistics, Inc.*.................................  61,000    1,181,875
 Petroleum Helicopters, Inc. ..............................  45,000      765,000
 Rhodes, Inc.*.............................................  67,300      521,575
 Southern Energy Homes, Inc.*..............................  20,000      230,000
 Synthetics Industries, Inc.*..............................  40,000      650,000
 TBC Corp.*................................................ 230,000    1,725,000
 TCA Cable TV, Inc. .......................................  75,000    2,259,375
 TCI Satellite Entertainment*..............................  35,000      345,625
 Team Rental Group, Inc.*..................................  50,000      806,250
 Tele-Communications, Inc. Cl A*........................... 105,000    1,371,562
 Todd-AO Corp. ............................................  75,000      768,750
 United Auto Group, Inc.*..................................  50,000    1,287,500
 ValueVision Intl., Inc. Cl A*.............................  23,000      123,625
 WorldCorp, Inc.*.......................................... 160,000      700,000
                                                                    ------------
                                                                      21,334,137
                                                                    ------------
Consumer, Non-Cyclical (8.2%)
 Arrow International, Inc. ................................  23,000      661,250
 AVECOR Cardiovascular, Inc.*.............................. 109,000    1,335,250
 Dentsply International, Inc. .............................  44,000    2,090,000
 Dominick's Supers, Inc.*..................................  20,000      435,000
 Healthcare COMPARE Corp.*.................................   4,500      190,687
 Home Health Corp. of America*............................. 110,000    1,203,125
 Liposome Company, Inc.*...................................  90,000    1,721,250
 Matria Healthcare, Inc.*.................................. 130,000      617,500
 Mylan Laboratories, Inc. .................................  15,000      251,250
 Orthodontic Centers of America*...........................  60,000      960,000

                                                            SHARES     VALUE
                                                            ------- ------------
 Pepsi-Cola Puerto Rico Bottling Co. Cl B*.................  12,500 $     50,000
 Protocol Systems, Inc.*...................................  52,000      676,000
 Scherer (R.P.) Corp.*.....................................  30,000    1,507,500
                                                                    ------------
                                                                      11,698,812
                                                                    ------------
Energy (17.1%)
 Chieftan International, Inc.*.............................  65,000    1,690,000
 ENSCO International, Inc.*................................  10,000      485,000
 Falcon Drilling Co., Inc.*................................   2,500       98,125
 Nabors Industries, Inc.*.................................. 180,000    3,465,000
 New Jersey Resources Corp. ...............................  23,700      693,225
 Oceaneering Int'l, Inc.*.................................. 160,000    2,540,000
 Pride Petroleum Svcs., Inc.*.............................. 200,000    4,650,000
 Ranger Oil Ltd. .......................................... 200,000    1,975,000
 Southwest Gas Corp. ......................................  38,500      741,125
 Transocean Offshore, Inc. ................................  21,500    1,346,437
 Unit Corp.*............................................... 100,000      987,500
 USX-Marathon Group........................................ 130,000    3,103,750
 Vintage Petroleum, Inc. ..................................  20,000      690,000
 Western Atlas, Inc.*......................................  25,000    1,771,875
                                                                    ------------
                                                                      24,237,037
                                                                    ------------
Financial (3.9%)
 American Eagle Group, Inc. ...............................  60,000      285,000
 Castle & Cooke, Inc.*..................................... 100,000    1,587,500
 Delphi Financial Group, Inc.*.............................  46,000    1,357,000
 Glenborough Realty Trust, Inc.............................  60,000    1,057,500
 Gryphon Holdings, Inc.*...................................  92,500    1,306,562
                                                                    ------------
                                                                       5,593,562
                                                                    ------------
Industrial (26.5%)
 Abacan Resource Corp.*.................................... 162,500    1,411,718
 AFC Cable Systems, Inc.*..................................  39,000      931,125
 Anixter International, Inc.*..............................  60,000      967,500
 Applied Power, Inc. Cl A..................................  28,000    1,109,500
 Baker Hughes, Inc. .......................................  50,500    1,742,250
 Browning Ferris Inds., Inc. ..............................  35,000      918,750
 BWAY Corp.*...............................................  19,000      363,375
 Celadon Group, Inc.*......................................  37,000      407,000
 Cuno, Inc.*...............................................  50,000      743,750
 Dayton Superior Corp.*....................................  60,000      787,500
 Donnelly Corp. Cl A.......................................  25,000      612,500
 Empresses ICA Sociedad ADS*...............................  75,000    1,096,875
 Gardner Denver Machinery*.................................  39,000    1,335,750
 Interim Services, Inc.*...................................  40,000    1,420,000
 Lufkin Industries, Inc. ..................................  77,000    1,925,000
 Molecular Dynamics, Inc.*................................. 100,000    1,075,000
 Offshore Energy Development*..............................  26,000      396,500
 Pall Corp. ...............................................  65,000    1,657,500
 Perkin-Elmer Corp. .......................................  16,600      977,325
 Powell Industries, Inc.*.................................. 100,000    1,387,500
 Railtex, Inc.*............................................  91,500    2,310,375
 Robbins & Myers, Inc. ....................................  10,000      250,000
 Sea Containers, Ltd. Cl A*................................  54,000      843,750
 Silicon Valley Group, Inc.*............................... 115,000    2,314,375
 Smith International, Inc.*................................  10,000      448,750

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
COMMON STOCKS (CONT'D):
 Smithway Motor Xpress Corp.*.............................  70,000 $    568,750
 Stewart & Stevenson Svcs Inc. ...........................  73,000    2,126,125
 The Peak Technologies Group*............................. 190,000    2,280,000
 UCAR Int'l., Inc.*.......................................  40,000    1,505,000
 Vallen Corp.*............................................  61,000    1,014,125
 Wackenhut Corp...........................................  65,000      991,250
 Zero Corp. ..............................................  80,000    1,600,000
                                                                   ------------
                                                                     37,518,918
                                                                   ------------
Technology (15.9%)
 360 Communications Co.*..................................  85,000    1,965,625
 Alliance Semiconductor Corp.*............................  40,000      285,000
 Andrew Corp.*............................................  50,000    2,653,125
 Associated Group, Inc.*..................................  20,000      615,000
 Coherent Comm. Systems Corp.*............................  61,500    1,199,250
 Comcast Corp. Cl A*......................................  30,000      534,375
 Davel Communications Group, Inc.*........................   7,500      136,875
 DSC Communications Corp.*................................  95,000    1,698,125
 DST Systems, Inc.*.......................................  36,500    1,145,187

                                                            SHARES     VALUE
                                                            ------- ------------
 GenCorp, Inc..............................................  50,000 $    906,250
 General Instrument Corp.*.................................  90,000    1,946,250
 HNC Software*.............................................   5,000      156,250
 Intuit, Inc.*.............................................  45,000    1,417,500
 LSI Logic Corp.*..........................................  45,000    1,203,750
 Maxxim Medical, Inc.*.....................................  65,000      812,500
 Meridian Diagnostics, Inc.................................  70,000      910,000
 Molex Inc., Cl A..........................................  25,000      890,625
 Symantec Corp.*...........................................  70,000    1,015,000
 Teltrend, Inc.*...........................................  46,500    1,290,375
 Teradyne, Inc.*...........................................  20,000      487,500
 Thiokol Corp..............................................  27,000    1,208,250
                                                                    ------------
                                                                      22,476,812
                                                                    ------------
Utilities (3.2%)
 Citizens Utilities Co. Cl A...............................  60,960      662,940
 Nextel Communications, Inc.*.............................. 100,000    1,306,250
 WorldCom, Inc.*...........................................  97,500    2,541,097
                                                                    ------------
                                                                       4,510,287
                                                                    ------------
 TOTAL COMMON STOCKS
  (Cost: $117,440,944) 91.6%.......................................  129,917,690
                                                                    ------------

-------
* Non-income producing security.

                                                           FACE
                                         RATE  MATURITY   AMOUNT
                                         ----  -------- ----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (8.4%)
 Allied Signal, Inc..................... 6.10% 01/02/97 $2,192,000    2,191,628
 American Express Credit Corp. ......... 5.90  01/02/97  1,746,000    1,745,714
 Merrill Lynch & Co. ................... 6.25  01/06/97  2,534,000    2,531,800
 UBS Finance Del Inc. .................. 8.00  01/02/97  2,827,000    2,826,372
 Warner Lambert Co. .................... 6.00  01/07/97  2,637,000    2,634,362
                                                                   ------------
                                                                     11,929,876
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $11,929,876) 8.4%........................................    11,929,876
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $129,370,820) 100.0%.....................................  $141,847,566
                                                                   ============

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES
                                       EXPIRATION EXERCISE SUBJECT
                                          DATE     PRICE   TO CALL    VALUE
                                       ---------- -------- ------- -----------
OPTIONS WRITTEN:
360 Communications Co. ...............  01/18/97   $25.00  10,000  $    (1,250)
American Radio Systems Corp. .........  01/18/97    30.00  20,000       (7,500)
American Radio Systems Corp. .........  01/18/97    25.00   5,000      (12,187)
Andrew Corp. .........................  01/18/97    50.00  10,000      (41,250)
Andrew Corp. .........................  04/19/97    50.00   5,000      (32,187)
Andrew Corp. .........................  04/19/97    55.00  10,000      (41,250)
Andrew Corp. .........................  01/18/97    45.00  20,000     (182,500)
Anixter International, Inc. ..........  01/18/97    15.00   5,000       (8,125)
Anixter International, Inc. ..........  07/19/97    17.50   3,000       (4,125)
Baker Hughes, Inc. ...................  04/19/97    37.50   5,000       (8,437)
Browning Ferris Inds., Inc. ..........  03/22/97    25.00  30,000      (67,500)
Danka Business Systems--ADR...........  05/17/97    35.00  10,000      (11,250)
Danka Business Systems--ADR...........  02/22/97    30.00  15,000      (91,875)
Danka Business Systems--ADR...........  02/22/97    35.00  15,000      (45,937)
Dentsply International, Inc. .........  02/22/97    40.00   1,000       (7,812)
Dentsply International, Inc. .........  05/17/97    50.00   3,000       (4,875)
DSC Communications Corp. .............  01/18/97    15.00  10,000      (31,250)
DSC Communications Corp. .............  01/18/97    12.50  10,000      (55,000)
DSC Communications Corp. .............  04/19/97    17.50  10,000      (29,375)
DSC Communications Corp. .............  04/19/97    20.00  30,000      (56,250)
DST Systems, Inc. ....................  02/22/97    35.00   3,500       (2,843)
DST Systems, Inc. ....................  01/18/97    35.00  25,000       (1,562)
DST Systems, Inc. ....................  01/18/97    30.00   5,000      (10,625)
DST Systems, Inc. ....................  02/22/97    30.00   3,000       (9,187)
ENSCO International, Inc. ............  03/22/97    40.00   5,000      (48,125)
ENSCO International, Inc. ............  03/22/97    45.00   5,000      (29,687)
Fleetwood Enterprises, Inc. ..........  02/22/97    35.00  14,000       (1,750)
General Instrument Corp. .............  01/18/97    25.00  20,000       (2,500)
General Instrument Corp. .............  03/22/97    25.00   5,000       (5,937)
General Instrument Corp. .............  01/18/97    27.50  10,000       (1,250)
General Motors Corp. .................  01/18/97    55.00   5,000       (8,125)
HealthCare COMPARE Corp. .............  02/22/97    45.00   1,500       (2,109)
HealthCare COMPARE Corp. .............  02/22/97    40.00   3,000      (11,812)
HNC Software..........................  01/18/97    25.00   5,000      (33,125)
Interim Services, Inc. ...............  02/22/97    45.00   4,000         (750)
Interim Services, Inc. ...............  02/22/97    40.00   7,000       (1,312)
Interim Services, Inc. ...............  01/18/97    35.00  10,000      (11,875)
Intuit, Inc. .........................  01/18/97    40.00   5,000       (1,250)
Intuit, Inc. .........................  02/22/97    35.00   5,000       (8,750)
Intuit, Inc. .........................  01/18/97    30.00  10,000      (30,000)
Intuit, Inc. .........................  04/19/97    35.00   5,000      (14,375)
Intuit, Inc. .........................  01/18/97    35.00   5,000       (3,750)
Intuit, Inc. .........................  01/18/97    45.00   5,000         (937)
Liposome Company, Inc. ...............  01/18/97    17.50   5,000      (10,625)
Liposome Company, Inc. ...............  02/22/97    20.00  10,000      (15,625)
LSI Logic Corp. ......................  04/19/97    30.00   5,000      (10,312)
LSI Logic Corp. ......................  01/18/97    30.00   5,000       (1,875)

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            SHARES
                                        EXPIRATION EXERCISE SUBJECT
                                           DATE     PRICE   TO CALL    VALUE
                                        ---------- -------- ------- -----------
OPTIONS WRITTEN (CONT'D):
LSI Logic Corp. .......................  01/18/97   $25.00  15,000  $   (39,375)
Molecular Dynamics, Inc. ..............  02/22/97    10.00   2,000       (3,375)
Mylan Laboratories, Inc. ..............  01/18/97    17.50  15,000       (3,750)
Nabors Industries, Inc. ...............  01/18/97    20.00   5,000       (3,906)
Nabors Industries, Inc. ...............  03/22/97    20.00   5,000       (6,250)
Nextel Communications, Inc. ...........  02/22/97    22.50  20,000       (1,250)
Oceaneering Int'l, Inc. ...............  01/18/97    17.50  10,000       (1,250)
Orthodontic Centers of America.........  03/22/97    17.50  10,000      (14,063)
Orthodontic Centers of America.........  03/22/97    20.00  10,000       (8,750)
Pall Corp. ............................  03/22/97    25.00  10,000      (18,750)
Perkin-Elmer Corp. ....................  03/22/97    55.00   4,100      (22,550)
Pride Petroleum Svcs., Inc. ...........  01/18/97    17.50   5,000      (27,500)
Pride Petroleum Svcs., Inc. ...........  04/19/97    20.00   5,000      (19,687)
Scherer (R.P.) Corp. ..................  04/19/97    50.00   1,000       (2,875)
Scherer (R.P.) Corp. ..................  02/22/97    50.00   1,000       (2,125)
Scherer (R.P.) Corp. ..................  01/18/97    50.00   5,000       (8,594)
Scherer (R.P.) Corp. ..................  01/18/97    45.00   5,000      (27,812)
Silicon Valley Group, Inc. ............  03/22/97    22.50   5,000       (5,469)
Silicon Valley Group, Inc. ............  03/22/97    25.00   5,000       (2,500)
Smith International, Inc. .............  01/18/97    35.00  10,000      (98,750)
Symantec Corp. ........................  04/19/97    17.50  15,000      (16,875)
Teradyne, Inc. ........................  07/19/97    25.00   5,000      (14,062)
Teradyne, Inc. ........................  04/19/97    25.00   5,000      (11,250)
Thiokol Corp. .........................  01/18/97    50.00   3,000         (187)
Thiokol Corp. .........................  01/18/97    45.00   9,000       (9,562)
Transocean Offshore, Inc. .............  02/22/97    65.00   2,500       (5,000)
USX-Marathon Group.....................  01/18/97    22.50   5,000       (8,125)
WorldCom, Inc. ........................  01/18/97    25.00  10,000      (17,500)
WorldCom, Inc. ........................  03/22/97    22.50   5,600      (24,500)
WorldCom, Inc. ........................  01/18/97    22.50  66,900     (242,522)
WorldCom, Inc. ........................  01/18/97    20.00  10,000      (60,000)
WorldCom, Inc. ........................  03/22/97    25.00   5,000      (15,625)
                                                                    -----------
TOTAL OPTIONS WRITTEN
 (Premiums Received: $1,651,184)................................... $(1,763,797)
                                                                    ===========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET ALL AMERICA  EQUITY INDEX       BOND
                              FUND         FUND         FUND           FUND
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Money Market Fund --
   $77,780,114
 All America Fund --
   $428,665,730
 Equity Index Fund --
   $81,596,172
 Bond Fund --
   $320,240,056)
 (Notes 1 and 3)........  $77,780,114  $634,437,558 $102,092,337   $323,507,447
Cash....................          437       579,685       11,313          5,460
Interest and dividends
 receivable.............          --        857,450      164,608      5,760,540
Receivable for
 securities sold........          --      2,081,449       19,161            --
Other Assets............          --            --           --             --
                          -----------  ------------ ------------   ------------
Total Assets............   77,780,551   637,956,142  102,287,419    329,273,447
Payable for securities
 purchased..............          --      1,286,793      278,004            --
Other liabilities.......          --            --       160,600            --
                          -----------  ------------ ------------   ------------
Net Assets..............  $77,780,551  $636,669,349 $101,848,815   $329,273,447
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   65,361,651   261,306,452   63,857,347    238,393,054
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $1.19         $2.44        $1.59          $1.38
                                =====         =====        =====          =====
                           SHORT-TERM    MID-TERM    COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND           FUND
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Short-Term Bond Fund --
   $15,307,684
 Mid-Term Bond Fund --
   $13,148,656
 Composite Fund --
   $260,928,454
 Aggressive Equity
  Fund -- $129,370,820)
 (Notes 1 and 3)........  $15,364,035  $ 13,172,410 $282,565,309   $141,847,566
Cash....................       26,423           491      132,855        274,313
Interest and dividends
 receivable.............      115,784       186,619    2,090,350         40,300
Receivable for
 securities sold........        7,840           --     2,007,015         54,085
Other assets............          --            --           --             --
                          -----------  ------------ ------------   ------------
Total Assets............   15,514,082    13,359,520  286,795,529    142,216,264
Payable for securities
 purchased..............          --            --     2,157,425      4,221,704
Call options written, at
 market value
 (Premium received:
 Composite Fund --
   $1,370,775
 Aggressive Equity
  Fund -- $1,651,184)...          --            --     1,706,995      1,763,797
Other liabilities.......          --            --           --           2,000
                          -----------  ------------ ------------   ------------
Net Assets..............  $15,514,082  $ 13,359,520 $282,931,109   $136,228,763
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   15,099,233    14,897,709  159,862,322     92,534,946
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $1.03         $0.90        $1.77          $1.47
                                =====         =====        =====          =====

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET   ALL AMERICA     EQUITY INDEX        BOND
                              FUND           FUND            FUND            FUND
                          ------------  --------------  -------------- -----------------
Investment Income and
 Expenses:
Income:
 Dividends..............  $        --   $    9,749,497  $    1,509,804  $          --
 Interest...............     3,302,561         489,184         183,358      22,124,170
                          ------------  --------------  --------------  --------------
Total income............     3,302,561      10,238,681       1,693,162      22,124,170
                          ------------  --------------  --------------  --------------
Expenses:
 Investment advisory
  fees (Note 2).........       152,048       2,924,546          91,790       1,544,608
                          ------------  --------------  --------------  --------------
Net Investment Income...     3,150,513       7,314,135       1,601,372      20,579,562
                          ------------  --------------  --------------  --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
Net realized gain (loss)
 on investments:
 Net proceeds from sales
  and maturities........   844,557,649   1,297,871,571     330,861,585     975,201,473
 Cost of securities sold
  or matured............   844,557,810   1,275,861,587     329,058,521     970,205,458
                          ------------  --------------  --------------  --------------
Net realized gain
 (loss).................          (161)     22,009,984       1,803,064       4,996,015
Net unrealized
 appreciation
 (depreciation) of
 investments............           --       80,788,691      11,911,735     (14,451,071)
                          ------------  --------------  --------------  --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........          (161)    102,798,675      13,714,799      (9,455,056)
                          ------------  --------------  --------------  --------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........  $  3,150,352  $  110,112,810  $   15,316,171  $   11,124,506
                          ============  ==============  ==============  ==============
                           SHORT-TERM      MID-TERM       COMPOSITE    AGGRESSIVE EQUITY
                           BOND FUND      BOND FUND          FUND            FUND
                          ------------  --------------  -------------- -----------------
Investment Income and
 Expenses:
Income:
 Dividends..............  $        --   $          --   $    2,698,020  $      651,191
 Interest...............       674,218       2,048,239       8,905,871         625,763
                          ------------  --------------  --------------  --------------
Total income............       674,218       2,048,239      11,603,891       1,276,954
                          ------------  --------------  --------------  --------------
Expenses:
 Investment advisory
  fees (Note 2).........        56,971         163,102       1,412,746         835,441
                          ------------  --------------  --------------  --------------
Net Investment Income...       617,247       1,885,137      10,191,145         441,513
                          ------------  --------------  --------------  --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note 1)
Net realized gain (loss)
 on investments:
 Net proceeds from sales
  and maturities........   133,203,028     255,460,802   1,270,846,583   1,031,261,624
 Cost of securities sold
  or matured............   133,202,665     256,205,399   1,251,037,219   1,013,273,948
                          ------------  --------------  --------------  --------------
Net realized gain
 (loss).................           363        (744,597)     19,809,364      17,987,676
Net unrealized
 appreciation
 (depreciation) of
 investments............        16,737        (776,280)      1,412,589       4,633,533
                          ------------  --------------  --------------  --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........        17,100      (1,520,877)     21,221,953      22,621,209
                          ------------  --------------  --------------  --------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $    634,347  $      364,260  $   31,413,098  $   23,062,722
                          ============  ==============  ==============  ==============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

   The accompanying notes are an integral part of these financial statements.

                              MONEY MARKET FUND            ALL AMERICA FUND            EQUITY INDEX FUND
                          ---------------------------  --------------------------  --------------------------
                              1996          1995           1996          1995          1996          1995
                          ------------  -------------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..  $  3,150,513  $   4,789,858  $  7,314,135  $  7,083,036  $  1,601,372  $    742,324
 Net realized gain
  (loss) on investments.          (161)          (855)   22,009,984    14,798,885     1,803,064       830,703
 Unrealized appreciation
  (depreciation) of
  investments...........           --             --     80,788,691   113,581,011    11,911,735     8,117,495
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........     3,150,352      4,789,003   110,112,810   135,462,932    15,316,171     9,690,522
                          ------------  -------------  ------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
 Net proceeds from sale
  of shares.............    61,070,949     92,909,943    67,857,705    85,691,993    60,056,284    27,580,190
 Dividends reinvested...     3,165,422      4,789,411    32,301,582    16,966,116     3,473,499     1,434,797
 Cost of shares
  redeemed..............   (59,846,394)  (105,660,794)  (74,455,531)  (63,029,352)  (16,336,002)  (20,510,835)
 Dividend distributions.    (3,165,422)    (4,789,411)  (32,301,582)  (16,966,116)   (3,473,499)   (1,434,797)
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........     1,224,555    (12,750,851)   (6,597,826)   22,662,641    43,720,282     7,069,355
                          ------------  -------------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............     4,374,907     (7,961,848)  103,514,984   158,125,573    59,036,453    16,759,877
Net Assets, Beginning of
 Year...................    73,405,644     81,367,492   533,154,365   375,028,792    42,812,362    26,052,485
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Assets, End of Year.  $ 77,780,551  $  73,405,644  $636,669,349  $533,154,365  $101,848,815  $ 42,812,362
                          ============  =============  ============  ============  ============  ============
Components of Net
 Assets:
 Paid-in capital........  $ 77,697,824  $  73,307,847  $434,648,029  $408,944,273  $ 81,348,585  $ 34,154,804
 Accumulated
  undistributed net
  investment income
  (loss)................        87,923        102,832      (244,122)     (191,138)       (8,055)      (16,607)
 Accumulated
  undistributed net
  realized gain (loss)
  on investments........        (5,196)        (5,035)   (3,506,387)     (581,908)       12,120        89,735
 Unrealized appreciation
  (depreciation) of
  investments...........           --             --    205,771,829   124,983,138    20,496,165     8,584,430
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Assets, End of Year.  $ 77,780,551  $  73,405,644  $636,669,349  $533,154,365  $101,848,815  $ 42,812,362
                          ============  =============  ============  ============  ============  ============
                                                              SHORT-TERM                   MID-TERM
                                  BOND FUND                    BOND FUND                   BOND FUND
                          ---------------------------  --------------------------  --------------------------
                              1996          1995           1996          1995          1996          1995
                          ------------  -------------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..  $ 20,579,562  $  18,505,394  $    617,247  $    135,016  $  1,885,137  $  1,428,809
 Net realized gain
  (loss) on investments.     4,996,015     (4,189,297)          363            71      (744,597)     (550,761)
 Unrealized appreciation
  (depreciation) of
  investments...........   (14,451,071)    34,607,512        16,737        80,884      (776,280)    2,852,665
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    11,124,506     48,923,609       634,347       215,971       364,260     3,730,713
                          ------------  -------------  ------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
 Net proceeds from sale
  of shares.............    63,334,172     49,650,330    14,156,603     2,094,144    33,969,164     5,036,179
 Dividends reinvested...    21,664,408     18,492,800       606,778       138,417     1,825,609     1,429,433
 Cost of shares
  redeemed..............   (56,464,268)   (35,948,084)   (1,789,353)   (2,224,502)  (45,471,861)   (7,997,355)
 Dividend distributions.   (21,664,408)   (18,492,800)     (606,778)     (138,417)   (1,825,609)   (1,429,433)
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........     6,869,904     13,702,246    12,367,250      (130,358)  (11,502,697)   (2,961,176)
                          ------------  -------------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............    17,994,410     62,625,855    13,001,597        85,613   (11,138,437)      769,537
Net Assets, Beginning of
 Year...................   311,279,037    248,653,182     2,512,485     2,426,872    24,497,957    23,728,420
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Assets, End of Year.  $329,273,447  $ 311,279,037  $ 15,514,082  $  2,512,485  $ 13,359,520  $ 24,497,957
                          ============  =============  ============  ============  ============  ============
Components of Net
 Assets:
 Paid-in capital........  $330,508,029  $ 301,973,717  $ 15,463,173  $  2,489,145  $ 14,621,441  $ 24,298,529
 Accumulated
  undistributed net
  investment income
  (loss)................    (1,022,752)      (701,307)        4,971        (5,498)       12,288       (47,240)
 Accumulated
  undistributed net
  realized gain (loss)
  on investments........    (3,479,221)    (7,711,835)      (10,413)      (10,776)   (1,297,963)     (553,366)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     3,267,391     17,718,462        56,351        39,614        23,754       800,034
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Assets, End of Year.  $329,273,447  $ 311,279,037  $ 15,514,082  $  2,512,485  $ 13,359,520  $ 24,497,957
                          ============  =============  ============  ============  ============  ============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

   The accompanying notes are an integral part of these financial statements.

                               COMPOSITE FUND          AGGRESSIVE EQUITY FUND
                          --------------------------  --------------------------
                              1996          1995          1996          1995
                          ------------  ------------  ------------  ------------
Increase (Decrease) In
 Net Assets:
From Operations:
  Net investment income.  $ 10,191,145  $ 10,961,347  $    441,513  $    259,615
  Net realized gain
   (loss) on
   investments..........    19,809,364     8,223,933    17,987,676     6,123,997
  Unrealized
   appreciation
   (depreciation) of
   investments..........     1,412,589    31,059,449     4,633,533     6,213,711
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    31,413,098    50,244,729    23,062,722    12,597,323
                          ------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
  Net proceeds from sale
   of shares............    15,736,097    15,416,148    72,571,512    30,668,870
  Dividends reinvested..    35,621,387    15,284,744    19,399,095     4,116,301
  Cost of shares
   redeemed.............   (40,509,708)  (21,907,582)  (18,033,044)  (11,200,912)
  Dividend
   distributions........   (35,621,387)  (15,284,744)  (19,399,095)   (4,116,301)
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........   (24,773,611)   (6,491,434)   54,538,468    19,467,958
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............     6,639,487    43,753,295    77,601,190    32,065,281
Net Assets, Beginning of
 Year...................   276,291,622   232,538,327    58,627,573    26,562,292
                          ------------  ------------  ------------  ------------
Net Assets, End of Year.  $282,931,109  $276,291,622  $136,228,763  $ 58,627,573
                          ============  ============  ============  ============
Components of Net
 Assets:
  Paid-in capital.......  $263,241,421  $252,393,645  $122,803,147  $ 48,865,584
  Accumulated
   undistributed net
   investment income
   (loss)...............       499,542     1,177,730       (16,273)       (6,192)
  Accumulated
   undistributed net
   realized gain (loss)
   on investments.......    (2,110,489)    2,832,201     1,077,756     2,037,581
  Unrealized
   appreciation
   (depreciation) of
   investments..........    21,300,635    19,888,046    12,364,133     7,730,600
                          ------------  ------------  ------------  ------------
Net Assets, End of Year.  $282,931,109  $276,291,622  $136,228,763  $ 58,627,573
                          ============  ============  ============  ============

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                             FINANCIAL HIGHLIGHTS

  Income from investment operations and distributions per share for a Fund share outstanding throughout each of the ten years ended December 31, 1996, or, since the Fund's inception date if in existence less than ten years and other supplementary data with respect to the Funds are presented below. The financial highlights for the years 1987 through 1991 are presented from the perspective of the Separate Accounts, which are the ultimate holders of the shares of the Investment Company. Effective in 1992 the financial highlights are presented from the perspective of the Funds.

                                                    MONEY MARKET FUND
                          ------------------------------------------------------------------------------
                                                YEARS ENDED DECEMBER 31,
                          ------------------------------------------------------------------------------
                           1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Year......  $ 1.18  $ 1.19  $ 1.17  $ 1.17  $ 1.18  $ 1.23  $ 1.23  $ 1.22  $ 1.25  $ 1.18
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.06    0.07    0.03    0.04    0.04    0.12    0.10    0.12    0.08    0.07
 Net Gains or (Losses)
  on Securities realized
  and unrealized........     --      --     0.02     --      --    (0.05)    --      --      --      --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total From Investment
 Operations.............    0.06    0.07    0.05    0.04    0.04    0.07    0.10    0.12    0.08    0.07
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Less: Dividend
 Distributions From Net
 Investment Income......   (0.05)  (0.08)  (0.03)  (0.04)  (0.05)  (0.12)  (0.10)  (0.11)  (0.11)    --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total Distributions.....   (0.05)  (0.08)  (0.03)  (0.04)  (0.05)  (0.12)  (0.10)  (0.11)  (0.11)    --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Year...................  $ 1.19  $ 1.18  $ 1.19  $ 1.17  $ 1.17  $ 1.18  $ 1.23  $ 1.23  $ 1.22  $ 1.25
                          ======  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return (%)........     5.3     5.8     4.1     2.9     3.3     4.4     6.8     7.8     5.9     5.7
Net Assets, End of Year
 ($ millions)...........      78      73      81      38      39      43      89      81       6       3
Ratio of Expenses to
 Average Net
 Assets (%).............    0.25    0.25    0.25    0.26    0.40    0.40    0.40    0.40    0.40    0.40
Ratio of Net Income to
 Average Net Assets (%).    5.21    5.66    4.15    2.90    3.33    5.73    7.79    8.90    6.85    5.99
Portfolio Turnover
 Rate(a)................     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A

-------
(a) Portfolio turnover rate excludes all U.S. Government and short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 ALL AMERICA FUND (B)
                         ------------------------------------------------------------------------------
                                               YEARS ENDED DECEMBER 31,
                         ------------------------------------------------------------------------------
                          1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                         ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Year...... $ 2.13  $ 1.61  $ 1.80  $ 1.79  $ 1.93  $ 1.70  $ 1.81  $ 1.69  $ 1.82  $ 1.67
                         ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..   0.03    0.03    0.04    0.04    0.04    0.18    0.08    0.28    0.06    0.02
 Net Gains or (Losses)
  on Securities
  realized and
  unrealized............   0.41    0.56   (0.01)   0.18    0.03    0.23   (0.11)   0.14    0.10    0.13
                         ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total From Investment
 Operations.............   0.44    0.59    0.03    0.22    0.07    0.41   (0.03)   0.42    0.16    0.15
                         ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................  (0.03)  (0.03)  (0.04)  (0.04)  (0.04)  (0.05)  (0.06)  (0.05)  (0.09)    --
 From Capital Gains.....  (0.10)  (0.04)  (0.18)  (0.17)  (0.17)  (0.13)  (0.02)  (0.25)  (0.20)    --
                         ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total Distributions.....  (0.13)  (0.07)  (0.22)  (0.21)  (0.21)  (0.18)  (0.08)  (0.30)  (0.29)    --
                         ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Year................... $ 2.44  $ 2.13  $ 1.61  $ 1.80  $ 1.79  $ 1.93  $ 1.70  $ 1.81  $ 1.69  $ 1.82
                         ======  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return (%)........   20.7    36.6  (d)3.7    12.0     3.2    22.6    (3.8)   24.1     8.7     8.3
Net Assets, End of Year
 ($ millions)...........    637     533     375     424     398     434     377     437      40      43
Ratio of Expenses to
 Average Net
 Assets (%).............   0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50
Ratio of Net Income to
 Average Net
 Assets (%).............   1.26    1.57    2.11    1.92    2.02    2.49    3.33    2.54    3.07    1.97
Portfolio Turnover Rate
 (%)(a).................  28.35   33.63  129.80   93.86  129.40  158.35  108.75  117.60   56.94  150.74
Average Commission Rate
 Paid ($)(e)............  .0549     --      --      --      --      --      --      --      --      --

-------
(a)Portfolio turnover rate excludes all U.S. Government and short-term securities.
(b)Prior to May 2, 1994, this Fund was known as the Stock Fund and had a different investment objective.
(c)Reflects the combined data of this Fund and that of its predecessor.
(d)Total return reflects performance from May 2, 1994 and is not annualized.
(e)Average commission rate paid per share of stock is calculated for years beginning after 1995.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        BOND FUND
                          ------------------------------------------------------------------------------
                                                YEARS ENDED DECEMBER 31,
                          ------------------------------------------------------------------------------
                           1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Year......  $ 1.43  $ 1.27  $ 1.41  $ 1.41  $ 1.41  $ 1.33  $ 1.37  $ 1.27  $ 1.40  $ 1.42
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.09    0.09    0.09    0.09    0.09    0.13    0.09     --     0.09    0.07
 Net Gains or (Losses)
  on Securities
  realized and
  unrealized............   (0.04)   0.16   (0.14)   0.09    0.03    0.08   (0.02)   0.16   (0.01)  (0.09)
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 Total From Investment
  Operations............    0.05    0.25   (0.05)   0.18    0.12    0.21    0.07    0.16    0.08   (0.02)
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................   (0.09)  (0.09)  (0.09)  (0.09)  (0.09)  (0.11)  (0.11)  (0.06)  (0.21)    --
 From Capital Gains.....   (0.01)    --      --    (0.09)  (0.03)  (0.02)    --      --      --      --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 Total Distributions....   (0.10)  (0.09)  (0.09)  (0.18)  (0.12)  (0.13)  (0.11)  (0.06)  (0.21)    --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Year...................  $ 1.38  $ 1.43  $ 1.27  $ 1.41  $ 1.41  $ 1.41  $ 1.33  $ 1.37  $ 1.27  $ 1.40
                          ======  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return (%)........     3.5    19.4    (3.2)   13.1     8.6    14.0     3.5    11.1     6.2    (1.9)
Net Assets, End of Year
 ($ millions)...........     329     311     249     263     233     187     163     109       5       4
Ratio of Expenses to
 Average Net Assets (%).    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50
Ratio of Net Income to
 Average Net Assets (%).    6.70    6.64    6.32    6.30    6.93    7.59    8.57    8.55    8.25    7.97
Portfolio Turnover Rate
 (%)(a).................   30.14   41.93   51.14  103.16  112.40   95.00  129.02   47.70   75.61   47.41

-------
(a) Portfolio turnover rate excludes all U.S. Government and short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                            SHORT-TERM BOND FUND            MID-TERM BOND FUND
                          ----------------------------  -----------------------------
                          YEARS ENDED DECEMBER 31,       YEARS ENDED DECEMBER 31,
                          ----------------------------  -----------------------------
                          1996   1995   1994   1993(B)   1996   1995   1994   1993(B)
                          -----  -----  -----  -------  ------  -----  -----  -------
Net Asset Value,
 Beginning of Year......  $1.02  $1.00  $1.02  $ 1.00   $ 1.00  $0.91  $0.99  $ 1.00
                          -----  -----  -----  ------   ------  -----  -----  ------
Income From Investment
 Operations:
 Net Investment Income..   0.04   0.06   0.04    0.02     0.14   0.06   0.03    0.04
 Net Gains or (Losses)
  on Securities realized
  and unrealized........   0.01   0.02  (0.02)   0.02    (0.10)  0.09  (0.07)   0.04
                          -----  -----  -----  ------   ------  -----  -----  ------
 Total From Investment
  Operations............   0.05   0.08   0.02    0.04     0.04   0.15  (0.04)   0.08
                          -----  -----  -----  ------   ------  -----  -----  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................  (0.04) (0.06) (0.04)  (0.02)   (0.14) (0.06) (0.04)  (0.04)
 From Capital Gains.....    --     --     --      --       --     --     --    (0.05)
                          -----  -----  -----  ------   ------  -----  -----  ------
 Total Distributions....  (0.04) (0.06) (0.04)  (0.02)   (0.14) (0.06) (0.04)  (0.09)
                          -----  -----  -----  ------   ------  -----  -----  ------
Net Asset Value, End of
 Year...................  $1.03  $1.02  $1.00  $ 1.02   $ 0.90  $1.00  $0.91  $ 0.99
                          =====  =====  =====  ======   ======  =====  =====  ======
Total Return (%)........    4.9    7.7    1.4     4.6      3.9   16.3   (3.7)    7.3
Net Assets, End of Year
 ($ millions)...........     16      3      2       3       13     24     24      19
Ratio of Expenses to
 Average Net Assets (%).   0.50   0.50   0.48    0.45     0.50   0.50   0.50    0.45
Ratio of Net Income to
 Average Net Assets (%).   5.42   4.65   3.51    3.09     5.80   5.73   4.71    4.13
Portfolio Turnover Rate
 (%)(a).................   6.68  16.47   0.00  122.37   144.55  73.72   7.52  162.03

-------
(a)Portfolio turnover rate excludes all U.S. Government and short-term securities.

(b)Commenced operations February 5, 1993; total return and other ratios have not been annualized.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     COMPOSITE FUND
                                                YEARS ENDED DECEMBER 31,
                          ------------------------------------------------------------------------------
                           1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, Begin-
 ning of Year...........  $ 1.81  $ 1.57  $ 1.71  $ 1.59  $ 1.61  $ 1.53  $ 1.63  $ 1.46  $ 1.60  $ 1.51
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.07    0.08    0.05    0.05    0.06    0.19    0.14    0.11    0.08    0.05
 Net Gains or (Losses)
  on Securities realized
  and unrealized........    0.14    0.27   (0.10)   0.22    0.03    0.09   (0.09)   0.17    0.05    0.04
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total From Investment
 Operations.............    0.21    0.35   (0.05)   0.27    0.09    0.28    0.05    0.28    0.13    0.09
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Less Dividend Distribu-
 tions:
 From Net Investment In-
  come..................   (0.08)  (0.08)  (0.07)  (0.05)  (0.06)  (0.07)  (0.10)  (0.08)  (0.17)    --
 From Capital Gains.....   (0.17)  (0.03)  (0.02)  (0.10)  (0.05)  (0.13)  (0.05)  (0.03)  (0.10)    --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total Distributions.....   (0.25)  (0.11)  (0.09)  (0.15)  (0.11)  (0.20)  (0.15)  (0.11)  (0.27)    --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Year...................  $ 1.77  $ 1.81  $ 1.57  $ 1.71  $ 1.59  $ 1.61  $ 1.53  $ 1.63  $ 1.46  $ 1.60
                          ======  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return (%)........    11.9    21.9    (3.0)   16.9     5.9    16.4     1.5    17.2     7.9     5.2
Net Assets, End of Year
 ($ millions)...........     283     276     233     228     138     111      79      67      51      45
Ratio of Expenses to Av-
 erage Net Assets (%)...    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50
Ratio of Net Income to
 Average Net Assets (%).    3.63    4.30    3.88    3.48    4.01    4.75    6.20    5.48    5.94    5.10
Portfolio Turnover Rate
 (%)(a).................   69.79   76.84  113.86  100.76  107.69  134.91  105.06   87.32   50.88  124.04
Average Commission Rate
 Paid($)(b).............   .0597     --      --      --      --      --      --      --      --      --

-------
(a) Portfolio turnover rate excludes all U.S. Government and short-term securities.
(b) Average commission rate paid per share of stock is calculated for years beginning after 1995.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                AGGRESSIVE
                               EQUITY INDEX FUND                EQUITY FUND
                          -------------------------------  -----------------------
                                  YEARS ENDED                   YEARS ENDED
                                  DECEMBER 31,                 DECEMBER 31,
                          -------------------------------  -----------------------
                           1996    1995    1994   1993(B)   1996    1995   1994(C)
                          ------  ------  ------  -------  ------  ------  -------
Net Asset Value, Begin-
 ning of Year...........  $ 1.35  $ 1.02  $ 1.04  $ 1.00   $ 1.35  $ 1.05  $ 1.00
                          ------  ------  ------  ------   ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.03    0.02    0.03    0.02     0.01    0.01    0.01
 Net Gains or (Losses)
  on Securities realized
  and unrealized........    0.27    0.36   (0.01)   0.04     0.36    0.39    0.05
                          ------  ------  ------  ------   ------  ------  ------
Total From Investment
 Operations.............    0.30    0.38    0.02    0.06     0.37    0.40    0.06
                          ------  ------  ------  ------   ------  ------  ------
Less Dividend Distribu-
 tions:
 From Net Investment In-
  come..................   (0.03)  (0.03)  (0.03)  (0.02)   (0.01)  (0.01)  (0.01)
 From Capital Gains.....   (0.03)  (0.02)  (0.01)    --     (0.24)  (0.09)    --
                          ------  ------  ------  ------   ------  ------  ------
Total Distributions.....   (0.06)  (0.05)  (0.04)  (0.02)   (0.25)  (0.10)  (0.01)
                          ------  ------  ------  ------   ------  ------  ------   ---
Net Asset Value, End of
 Year...................  $ 1.59  $ 1.35  $ 1.02  $ 1.04   $ 1.47  $ 1.35  $ 1.05
                          ======  ======  ======  ======   ======  ======  ======
Total Return (%)........    22.7    36.6     1.5     6.2     27.1    38.2     6.0
Net Assets, End of Year
 ($ millions)...........     102      43      26      27      136      59      27
Ratio of Expenses to Av-
 erage Net
 Assets (%).............    0.13    0.13    0.13    0.11     0.85    0.85    0.56
Ratio of Net Income to
 Average Net
 Assets (%).............    2.19    2.50    2.67    2.43     0.45    0.65    0.70
Portfolio Turnover Rate
 (%)(a).................    5.85   13.99    6.59    1.44   103.68  116.52   60.86
Average Commission Rates
 Paid($)(d).............   .0388     --      --      --     .0591     --      --

-------
(a)Portfolio turnover rate excludes all U.S. Government and short-term securities.

(b)Commenced operations February 5, 1993; total return and other ratios have not been annualized.

(c)Commenced operations May 2, 1994; total return and other ratios have not been annualized

(d)Average commission rate paid per share of stock is calculated for years beginning after 1995.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently eight Funds: the Money Market Fund, the All America Fund, the Equity Index Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Composite Fund, and the Aggressive Equity Fund. The Investment Company is a successor to Mutual of America Life's Separate Account No. 2 Money Market, All America (formerly stock) Bond and Composite Funds having exchanged its shares for the respective net assets of these Separate Account No. 2 Funds in 1986.

  The Investment Company shares are sold only to Mutual of America Life and American Life for allocation to their Separate Accounts as a funding medium for variable annuity and variable life insurance contracts issued by these companies. As of December 31, 1996 Mutual of America Life owned 98.4% and American Life 1.6% of the Investment Company's aggregate outstanding shares.

  In January 1989, the net assets of Mutual of America Life's Separate Account No. 1, available only for qualified pension plans, were invested in the All America Fund of the Investment Company. Pursuant to this transaction, approximately 249 million shares of the All America Fund were issued.

  Effective February 5, 1993, the Equity Index Fund, Short-Term Bond Fund and the Mid-Term Bond Fund commenced operations. On May 2, 1994 the Mutual of America Aggressive Equity Fund commenced operations and the Stock Fund was renamed the All America Fund with different investment objectives.

  The following is a summary of the significant accounting policies of the Investment Company:

  Security Valuation -- Investment securities are valued as follows:

    Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or if no sale, at the latest available bid price.

    Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

    Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

    Premiums received by the Investment Company upon writing covered call options are included in the Investment Company's statement of assets and liabilities as an asset and an equivalent liability. The liability is adjusted daily to reflect the market value of the options written based on the latest sale or closing price. If an option expires, or if the Investment Company enters into a closing purchase transaction, the Investment Company realizes a gain or, if the cost of a closing purchase transaction exceeds the premium originally received, a loss, and the liability related to the option is extinguished. If an option is exercised, the proceeds of the sale of the underlying security are increased by the premium originally received when the option was written.

    The Fund may purchase stock index futures contracts for cash management purposes to remain more fully invested in the equity markets while minimizing transaction costs. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, equal to approximately 3% of the contract amount, does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED) the end of each trading day. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk.

    Security Transactions -- Security transactions are recorded on the trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

    Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

    Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES

  The Investment Company has entered into an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee calculated as a daily charge at the annual rate of
 .25% of the value of the net assets of the Money Market Fund, and .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.

  Under Subadvisory Agreements, the Adviser has delegated its investment advisory responsibilities to such subadvisers, is responsible for providing management services to the respective Funds and pays the subadvisors for their investment advisory services.

  The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

  Various funds of the Investment Company placed portfolio transactions through a broker affiliated with the Adviser. The aggregate commissions paid to this broker for the year ended December 31, 1996 was $100,812 or 8% of total commissions. In addition, a Sub-Advisor of the Fund placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $72,555 or 6% of the Fund's total commissions.

3. PURCHASES AND SALES

  The cost of investment purchases and proceeds from sales of investments, excluding short-term and U.S. government securities and options for the year ended December 31, 1996 was as follows:

                                          ALL AMERICA  EQUITY INDEX     BOND
                                              FUND         FUND         FUND
                                          ------------ ------------ ------------
Cost of investment purchases............. $165,399,892 $43,822,269  $128,872,632
                                          ============ ===========  ============
Proceeds from sales of investments....... $161,921,056 $ 4,021,745  $ 86,480,196
                                          ============ ===========  ============

                               SHORT-TERM   MID-TERM    COMPOSITE    AGGRESSIVE
                                BOND FUND   BOND FUND      FUND     EQUITY FUND
                               ----------- ----------- ------------ ------------
Cost of investment purchases.  $14,850,769 $39,050,621 $177,611,178 $144,504,219
                               =========== =========== ============ ============
Proceeds from sales of
 investments.................  $   496,836 $51,055,413 $202,429,168 $ 92,598,928
                               =========== =========== ============ ============

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  The cost of short-term security purchases for the Money Market Fund for the year was $845,662,839. Net proceeds from sales and redemptions for the year was $844,557,649.

  At December 31, 1996, net unrealized appreciation (depreciation) of investments, based on cost for Federal income tax purposes, was as follows:

                                MONEY    ALL AMERICA  EQUITY INDEX     BOND
                             MARKET FUND     FUND         FUND         FUND
                             ----------- ------------ ------------ ------------
Aggregate gross unrealized
 appreciation............... $       --  $216,575,557 $ 21,903,625 $  5,830,239
Aggregate gross unrealized
 depreciation...............         --    10,803,728    1,407,460    2,562,848
                             ----------- ------------ ------------ ------------
Net unrealized appreciation
 (depreciation)............. $       --  $205,771,829 $ 20,496,165 $  3,267,391
                             =========== ============ ============ ============
Aggregate cost of invest-
 ments for Federal income
 tax
 purposes................... $77,780,114 $428,665,730 $ 81,596,172 $320,240,056
                             =========== ============ ============ ============
                             SHORT-TERM    MID-TERM    COMPOSITE    AGGRESSIVE
                              BOND FUND   BOND FUND       FUND     EQUITY FUND
                             ----------- ------------ ------------ ------------
Aggregate gross unrealized
 appreciation............... $    70,276 $     91,465 $ 30,289,722 $ 19,978,253
Aggregate gross unrealized
 depreciation...............      13,925       67,711    8,989,087    7,614,120
                             ----------- ------------ ------------ ------------
Net unrealized appreciation
 (depreciation)............. $    56,351 $     23,754 $ 21,300,635 $ 12,364,133
                             =========== ============ ============ ============
Aggregate cost of
 investments for Federal
 income tax
 purposes................... $15,307,684 $ 13,148,656 $260,928,454 $129,370,820
                             =========== ============ ============ ============

4. CAPITAL SHARE ACTIVITY

  At December 31, 1996 there were 3 billion shares of $.01 par value capital stock authorized for the Investment Company. The shares are allocated into the eight series of funds as follows:

   NAME OF FUND                                        AUTHORIZED NO. OF SHARES
   ------------                                        ------------------------
Money Market Fund.....................................        100,000,000
All America Fund......................................        500,000,000
Equity Index Fund.....................................         75,000,000
Bond Fund.............................................        250,000,000
Short-Term Bond Fund..................................         50,000,000
Mid-Term Bond Fund....................................         75,000,000
Composite Fund........................................        200,000,000
Aggressive Equity Fund................................        500,000,000
                                                            -------------
  Sub Total...........................................      1,750,000,000
Shares to be allocated at the discretion of the Board
 of Directors.........................................      1,250,000,000
                                                            -------------
  Total...............................................      3,000,000,000
                                                            =============

  Transactions in shares were as follows:

                                      FOR THE YEAR ENDED DECEMBER 31, 1996
                                ------------------------------------------------
                                MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                    FUND        FUND         FUND        FUND
                                ------------ ----------- ------------ ----------
Shares sold...................   50,280,297  29,550,325   40,909,613  44,395,084
Shares issued to shareholders
 as reinvestment of dividends.    2,659,830  13,283,731    2,182,072  15,684,625
                                 ----------  ----------   ----------  ----------
Total ........................   52,940,127  42,834,056   43,091,685  60,079,709
Shares redeemed...............   49,911,080  32,314,890   11,049,137  39,572,610
                                 ----------  ----------   ----------  ----------
Net increase (decrease).......    3,029,047  10,519,166   32,042,548  20,507,099
                                 ==========  ==========   ==========  ==========

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                    FOR THE YEAR ENDED DECEMBER 31, 1996
                             ---------------------------------------------------
                             SHORT-TERM  MID-TERM   COMPOSITE  AGGRESSIVE EQUITY
                             BOND FUND  BOND FUND      FUND          FUND
                             ---------- ----------  ---------- -----------------
Shares sold................  13,761,891 33,684,710   8,501,017    47,625,065
Shares issued to sharehold-
 ers as reinvestment of
 dividends.................     590,553  2,035,806  20,004,080    13,092,538
                             ---------- ----------  ----------    ----------
Total......................  14,352,444 35,720,516  28,505,097    60,717,603
Shares redeemed............   1,718,816 45,316,254  21,578,442    11,562,121
                             ---------- ----------  ----------    ----------
Net increase (decrease)....  12,633,628 (9,595,738)  6,926,655    49,155,482
                             ========== ==========  ==========    ==========


                                      FOR THE YEAR ENDED DECEMBER 31, 1995
                                ------------------------------------------------
                                MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                    FUND        FUND         FUND        FUND
                                ------------ ----------- ------------ ----------
Shares sold...................   75,724,884  42,681,882   22,823,514  35,264,481
Shares issued to shareholders
 as reinvestment of dividends.    4,066,652   7,980,558    1,066,201  12,944,402
                                 ----------  ----------   ----------  ----------
Total.........................   79,791,536  50,662,440   23,889,715  48,208,883
Shares redeemed...............   85,788,635  33,103,404   17,637,595  25,740,959
                                 ----------  ----------   ----------  ----------
Net increase (decrease).......   (5,997,099) 17,559,036    6,252,120  22,467,924
                                 ==========  ==========   ==========  ==========


                                    FOR THE YEAR ENDED DECEMBER 31, 1995
                             ---------------------------------------------------
                             SHORT-TERM  MID-TERM   COMPOSITE  AGGRESSIVE EQUITY
                             BOND FUND  BOND FUND      FUND          FUND
                             ---------- ----------  ---------- -----------------
Shares sold................  2,015,656   5,042,701   8,968,895    23,932,340
Shares issued to sharehold-
 ers as reinvestment of
 dividends.................    135,836   1,429,171   8,460,475     3,045,773
                             ---------  ----------  ----------    ----------
Total......................  2,151,492   6,471,872  17,429,370    26,978,113
Shares redeemed............  2,112,272   7,961,340  12,516,767     8,844,832
                             ---------  ----------  ----------    ----------
Net increase (decrease)....     39,220  (1,489,468)  4,912,603    18,133,281
                             =========  ==========  ==========    ==========

5. DIVIDENDS

  On December 31, 1996 dividend distributions were declared for each of the Funds from net realized gains on investment transactions and net investment income during 1996. Additionally, on September 16, 1996 the remaining required dividends relating to the 1995 Internal Revenue Sec. 885(A) election were declared for each of the Funds, which were reinvested resulting in an increase in the aggregate shares outstanding. Dividends declared on September 16, 1996 were paid on September 16, 1996 to shareholders of record on September 15, 1996, and dividends declared on December 31, 1996 were paid on December 31, 1996 to shareholders of record on December 30, 1996. All dividend distributions are immediately reinvested in additional shares of each respective Fund.


                              MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                  FUND        FUND         FUND        FUND
                              ------------ ----------- ------------ -----------
Net investment income........  $3,165,422  $ 7,367,119  $1,592,820  $20,901,007
Net realized capital gains...         --    24,934,463   1,880,679      763,401
                               ----------  -----------  ----------  -----------
Total dividends..............  $3,165,422  $32,301,582  $3,473,499  $21,664,408
                               ==========  ===========  ==========  ===========
Dividend amounts per share...  $     .050  $      .129  $     .056  $      .097
                               ==========  ===========  ==========  ===========
Increase in number of shares
 per fund....................   2,659,830   13,283,731   2,182,072   15,684,625
                               ==========  ===========  ==========  ===========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                  SHORT-TERM  MID-TERM   COMPOSITE  AGGRESSIVE
                                  BOND FUND  BOND FUND     FUND     EQUITY FUND
                                  ---------- ---------- ----------- -----------
Ordinary income..................  $606,778  $1,825,609 $10,869,333 $   451,594
Capital gains....................       --          --   24,752,054  18,947,501
                                   --------  ---------- ----------- -----------
Total dividends..................  $606,778  $1,825,609 $35,621,387 $19,399,095
                                   ========  ========== =========== ===========
Dividend amounts per share.......  $   .042  $     .142 $      .250 $      .244
                                   ========  ========== =========== ===========
Increase in number of shares per
 fund............................   590,553   2,035,806  20,004,080  13,092,538
                                   ========  ========== =========== ===========

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of Mutual of America Investment Corporation:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Investment Corporation (a Maryland Corporation) comprising, respectively, the Money Market, All America (formerly the Stock Fund), Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds as of December 31, 1996, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmations of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, All America (formerly the Stock Fund), Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds of Mutual of America Investment Corporation as of December 31, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP
New York, New York
February 21, 1997

                           PART C--OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements for the year ended December 31, 1996 are included in Part B.
(b) Exhibits. The following Exhibits are filed herewith:

Exhibit 11(a). Consent of Arthur Andersen LLP

Exhibit 11(b). Consent of Graham & James LLP

ITEM 28. BUSINESS AND OTHER CONNECTIONS WITH INVESTMENT ADVISER
Mutual of America Capital Management Corporation (the "Adviser") is the investment adviser to the Investment Company, and is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions with the Adviser of each Director and officer of the Adviser is set forth below.

                    POSITIONS WITH       PRINCIPAL OCCUPATION
NAME                ADVISER              DURING PAST TWO YEARS
----                --------------       ---------------------
Thomas J. Moran     Director, Chairman   President and Director of Mutual of America Life, Chief
320 Park Avenue     of the Board         Executive Officer, Mutual of America Life since October
NY, NY 10022                             1994
Manfred Altstadt    Senior Executive     Senior Executive Vice President and Chief Financial
320 Park Avenue     Vice President       Officer of Mutual of America Life and American Life
NY, NY 10022        andChief
                    FinancialOfficer
F. Harlan Batrus    Director             Partner, Lazard Freres
Roger E. Birk       Director             Past President and Director, Federal National Mortgage
                                         Association. Chairman Emeritus, Merrill Lynch & Co.
                                         Inc.
Robert X. Chandler  Director             Retired; formerly President, United Way of
                                         Massachusetts Bay, Inc.
Nathaniel A. Davis  Director             Chief Operating Officer, MCI Metro
Anthony F. Earley   Director             President and Chief Operating Officer, Detroit Edison;
                                         prior thereto President and Chief Operating Officer,
                                         Long Island Lighting Company (LILCO)
William H. Gates    Director             Partner, Preston, Thorgrimson, Shidler, Gates & Ellis,
                                         Attorneys
William T. Knowles  Director             Consultant
Walter A. McDougal  Director             Former Chairman and President, Richmond Hill Savings
                                         Bank
John W. Davidson    President and Chief  President and Chief Executive Officer of the Adviser
                    Executive Officer    since March 1996; President and Chief Executive
                                         Officer, Munich Re Capital Management Co., March 1994
                                         to January 1995; prior thereto, Vice President, Fixed
                                         Income Portfolios, Bankers Trust Company
Patrick A. Burns    Senior Executive     Senior Executive Vice President and General Counsel of
320 Park Avenue     Vice President and   Mutual of America Life and American Life
NY, NY 10022        General Counsel
Stephanie J. Kopp   Executive Vice       Executive Vice President and Secretary of Mutual of
320 Park Avenue     President and        America Life and American Life
NY, NY 10022        Secretary
Andrew L. Heiskell  Executive Vice       Executive Vice President of the Adviser
320 Park Avenue     President
NY, NY 10022
Roger C. Ferrara    Senior Vice          Senior Vice President, Mutual of America Life, until
320 Park Avenue     President            January 1994
NY, NY 10022

                    POSITIONS WITH       PRINCIPAL OCCUPATION
NAME                ADVISER              DURING PAST TWO YEARS
----                --------------       ---------------------
Frederick M.        Senior Vice          Senior Vice President of the Adviser since July 1995;
Gallagher           President            prior thereto, consultant
320 Park Avenue
NY, NY 10022
Jon J. LaBerge      Senior Vice          Senior Vice President of the Adviser since November
320 Park Avenue     President/           1996; prior thereto, Vice President of Global
NY, NY 10022        Administration       Retirement & Securities Services, Bankers Trust Company
Nancy McAvey        Senior Vice          Vice President of the Adviser until September 1994;
320 Park Avenue     President            prior thereto Vice President, Mutual of America Life
NY, NY 10022
I. Charles Rinaldi  Senior Vice          Vice President of the Adviser until July 1995
320 Park Avenue     President
NY, NY 10022
Paul Travers        Senior Vice          Vice President of the Adviser until March 1996; Senior
320 Park Avenue     President            Vice President, Mutual of America Life
NY, NY 10022
David Wood          Senior Vice          Vice President of the Adviser until July 1995
320 Park Avenue     President
NY, NY 10022
Aline Couture       Vice President       Vice President of the Adviser
320 Park Avenue
NY, NY 10022
Karen Greenburg     Vice President       Vice President of the Adviser since August 1996; prior
320 Park Avenue                          thereto, Associate Director of Domestic Equities
NY, NY 10022                             Evaluation Associates
Doris Klug          Vice President       Vice President of the Adviser
320 Park Avenue
NY, NY 10022
Jonathan Lee        Vice President/      Vice President of the Adviser since February 1997;
320 Park Avenue     Quantitative Analyst prior thereto, Vice President/Equity Analyst for BEA
NY, NY 10022                             Associates
Charles McCaghey    Vice President       Second Vice President of the Adviser
320 Park Avenue
NY, NY 10022
Eli Salzmann        Vice President       Vice President of the Adviser since April 1996; prior
320 Park Avenue                          thereto,
NY, NY 10022                             Vice President, Mitchell Hutchins Asset Management Inc.
Robert H. Stewart   Vice President       Vice President of the Adviser
320 Park Avenue
NY, NY 10022
Gary P. Wetterau    Vice President       Vice President of the Adviser since September 1995;
320 Park Avenue                          prior thereto, Portfolio Manager at M.D. Sass Investors
NY, NY 10022                             Services, Inc.

Each of Palley-Needelman Asset Management, Inc. ("Palley-Needelman"), Oak Associates, Ltd. ("Oak Associates") and Fred Alger Management, Inc. ("Alger Management") is a subadviser for a portion of the Active Assets of the All America Fund allocated to it. Each subadviser is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions of each director and officer of each subadviser are incorporated by reference to the Form ADV of the subadviser filed with the Securities and Exchange Commission, as set forth below.

Palley-Needleman Asset Management Inc., Form ADV, SEC File No. 801-9755.

Oak Associates, Ltd., Form ADV, SEC File No. 801-23632.

Fred Alger Management, Inc., Form ADV, SEC File No. 801-06709.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK, THE STATE OF NEW YORK, THE 27TH DAY OF FEBRUARY, 1997.

                                      Mutual of America Investment Corporation


                                      By     /s/ Dolores J. Morrissey
                                         --------------------------------------
                                                 Dolores J. Morrissey
                                                      President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON FEBRUARY 27, 1997.

PRINCIPAL EXECUTIVE OFFICER:


By /s/ Dolores J. Morrissey
  -----------------------------------------
       Dolores J. Morrissey
            President

PRINCIPAL FINANCIAL OFFICER
           and
PRINCIPAL ACCOUNTING OFFICER:


          /s/ Manfred Altstadt
-------------------------------------------
             Manfred Altstadt


DIRECTORS:

          /s/ Manfred Altstadt
-------------------------------------------
             Manfred Altstadt

        /s/ Dolores J. Morrissey
___________________________________________
           Dolores J. Morrissey

                     *
___________________________________________
             Peter J. Flanagan

                     *
___________________________________________
              George J. Mertz

                     *
___________________________________________
             James J. Needham

                     *
___________________________________________
              Howard J. Nolan

         By: */s/ Manfred Altstadt
-------------------------------------------
             Attorney-in-fact

                                 EXHIBIT INDEX


No.                                                              Page
---                                                              ----

27.1      Financial Data Schedule for Mutual of America
          Investment Corporation--Money Market Fund

27.2      Financial Data Schedule for Mutual of America
          Investment Corporation--All America Fund

27.3      Financial Data Schedule for Mutual of America
          Investment Corporation--Equity-Index Fund

27.4      Financial Data Schedule for Mutual of America
          Investment Corporation--Bond Fund

27.5      Financial Data Schedule for Mutual of America
          Investment Corporation--Short-Term Bond Fund

27.6      Financial Data Schedule for Mutual of America
          Investment Corporation--Mid-Term Bond Fund

27.7      Financial Data Schedule for Mutual of America
          Investment Corporation--Composite Fund

27.8      Financial Data Schedule for Mutual of America
          Investment Corporation--Aggressive Equity Fund

99.11(a)  Consent of Arthur Andersen LLP

99.11(b)  Consent of Graham & James LLP